As filed with the Securities and
                               Exchange Commission
                              on January 14, 2005

                                         REGISTRATION NOS. 33-12608 and 811-5059

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  |X|

         Pre-Effective Amendment No. ___                                 |_|
         Post-Effective Amendment No. 45                                 |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT                              |X|
  COMPANY ACT OF 1940
         Amendment No. 47                                                |X|

                                 HIGHMARK FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            Oaks, Pennsylvania 19456
                 (Address of principal executive offices) (zip)


       Registrant's telephone number, including area code: (800) 433-6884


                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             San Francisco, CA 94111

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)
|_|      immediately upon filing pursuant to paragraph (b)
|_|      on [date] pursuant to paragraph (b)
|_|      60 days after filing pursuant to paragraph (a)(1)
|_|      on [date] pursuant to paragraph (a)(1)
|X|      75 days after filing pursuant to paragraph (a)(2)
|_|      on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|_|      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates to the addition of two new series of the Registrant. No prospectus or statement of additional information contained in the Registrant's Registration Statement relating to any other series of the Registrant is amended or superseded hereby.

--------------------------------------------------------------------------------
                                                                  APRIL 1, 2005
--------------------------------------------------------------------------------

HIGHMARK
   The smarter approach to investing.


INTERNATIONAL OPPORTUNITIES FUND
SMALL CAP ADVANTAGE FUND                                RETAIL SHARES
--------------------------------------------------------------------------------
PROSPECTUS



--------------------------------------------------------------------------------
[MOUNTAIN RANGE GRAPHIC OMITTED]

--------------------------------------------------------------------------------

[LOGO OMITTED] HIGHMARK[R]
               FUNDS


The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

--------------------------------------------------------------------------------

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               1

--------------------------------------------------------------------------------

HOW TO READ
THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios. The investment portfolios have various investment goals and strategies. This prospectus gives you important information about the Class A and Class C Shares of two of the investment portfolios, HighMark's International Opportunities Fund and Small Cap Advantage Fund (the "Funds") that you should know before investing. The International Opportunities Fund and the Small Cap Advantage Fund also offer a class of Shares called Fiduciary Shares, which are offered in a separate prospectus.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Funds.

INDIVIDUAL HIGHMARK FUND PROFILES
International Opportunities Fund...................       2
Small Cap Advantage Fund...........................       5

SHAREOWNER GUIDE -- HOW TO INVEST IN THE FUNDS
Choosing a Share Class.............................       8
How Sales Charges Are Calculated...................       8
Sales Charge Reductions and Waivers................       9
Fees for Distribution of Shares....................      10
Payments to Financial Firms........................      10
Opening an Account.................................      11
Buying Shares......................................      12
Selling Shares.....................................      12
Exchanging Shares..................................      13
Transaction Policies...............................      14
Dividends and Distributions........................      16
Taxes..............................................      16
Investor Services..................................      17

MORE ABOUT THE FUNDS
Investment Management..............................      18
Financial Highlights...............................      18
Other Investment Matters...........................      19
Glossary of Investment Risks.......................      23

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS



INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at the Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE INTERNATIONAL OPPORTUNITIES FUND OR THE SMALL CAP ADVANTAGE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.


--------------------------------------------------------------------------------
[AMPERSAND GRAPHIC OMITTED]         FUND SUMMARY

[QUOTES GRAPHIC OMITTED]            INVESTMENT STRATEGY

[EXCLAMATION MARK GRAPHIC OMITTED]  WHAT ARE THE MAIN RISKS OF INVESTING IN
                                    THIS FUND?

[AT SIGN GRAPHIC OMITTED]           PERFORMANCE INFORMATION

[QUESTION MARK GRAPHIC OMITTED]     DID YOU KNOW?

[POUND SIGN GRAPHIC OMITTED]        FUND INFORMATION

[DOLLAR SIGN GRAPHIC OMITTED]       FEES AND EXPENSES
--------------------------------------------------------------------------------

----------
PROSPECTUS
----------
2
HIGHMARK FUNDS
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL               To seek long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS              Common stocks of foreign companies
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY Attempts to identify reasonably priced foreign stocks with above-average growth potential
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY        High
--------------------------------------------------------------------------------
INVESTOR PROFILE              Investors who want capital appreciation, are
                              willing to accept the increased risks of
                              international investing for the possibility of
                              higher returns, and want exposure to a diversified
                              portfolio of international stocks
--------------------------------------------------------------------------------

[QUOTES GRAPHIC OMITTED]   INVESTMENT STRATEGY

HighMark International Opportunities Fund seeks to provide long-term capital appreciation by investing in a diversified portfolio of primarily large-cap non-U.S. equity securities. Under normal circumstances, at least 70% of the Fund's total assets will be invested in issuers located in countries included in the Morgan Stanley Capital International Europe, Australasia, and Far East ("MSCI EAFE") Index. At times, the portfolio may include exposure to issuers located in countries included in the MSCI Emerging Markets Index, but generally not in excess of 20% of the Fund's total assets. The adviser uses a top-down tactical asset allocation process and an actively managed bottom-up stock selection process for selecting securities.

Relative country or regional active equity markets and currency exposure is based on a fundamental assessment of the relative attractiveness of such markets and currency and related portfolio risks. Four key elements determine the relative attractiveness of financial markets, including valuation, economic environment, interest rates, and market interrelationships (i.e., currency shifts, investor sentiment, etc.). Asset allocation exposures are determined by a portfolio management system that balances expected active return versus risk to achieve sufficient portfolio diversification.

Individual equity holdings are selected based on a proprietary analytical investment discipline that identifies those securities most attractive from a fundamental perspective, based on favorable valuation factors, supportive management criteria, and potential for price appreciation to allocate security holdings. The portfolio will tend to show a preference for inexpensive stocks characterized by favorable valuation characteristics and improving catalysts.

Portfolio risk for individual securities is managed using a disciplined portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return. The portfolio management process seeks to diversify risk relative to the benchmark and prevent excessive risk that can come from concentrated positions. Investments are sold when, as determined by the Fund's adviser, relative fundamentals deteriorate or alternative investments become sufficiently more attractive.

In addition to non-U.S. securities listed on foreign exchanges, the Fund may buy AMERICAN DEPOSITORY RECEIPTS (ADRS), GLOBAL DEPOSITORY RECEIPTS (GDRS) and U.S. listed equity securities, and invest in derivatives, including exchange traded funds ("ETF" securities), index or currency futures, options, forward foreign currency contracts, options on currencies or indices, and swap agreements. Derivatives, equity index and currency futures or forwards may be used by the Fund to shift the Fund's relative exposure to a country or currency, as well as to manage cash flow from shareholder redemptions or subscriptions. The Fund may invest in other investment companies, including closed-end funds that invest in securities from a single country, sector, or region.

In addition to those investment securities described above, the Fund may invest in certain other types of securities, including investment-grade fixed income securities of U.S. and non-U.S. issuers, including very short-term debt obligations such as money market securities and all such other types of securities will generally not exceed 10% of the total assets of the Fund under normal conditions. Investment in such securities could make it more difficult for the Fund to achieve its goal.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page 19.

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               3

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[EXCLAMATION MARK GRAPHIC OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN
                                   THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

FOREIGN SECURITIES RISK: Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of foreign companies--may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 23.
--------------------------------------------------------------------------------



[AT SIGN GRAPHIC OMITTED]  PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.




--------------------------------------------------------------

[POUND SIGN GRAPHIC OMITTED] FUND INFORMATION

           CLASS        CUSIP         TICKER
           -----------------------------------------
           Class A
           Class C

---------------------------------------------------------------

--------------------------------------------------------------------------------

[QUESTION MARK GRAPHIC OMITTED] DID YOU KNOW?

AMERICAN DEPOSITORY RECEIPTS (ADRS) and GLOBAL DEPOSITORY RECEIPTS (GDRS) are foreign Shares of a company held by, respectively, a U.S. or a foreign bank that issues a receipt evidencing ownership.

--------------------------------------------------------------------------------

----------
PROSPECTUS
----------
4
HIGHMARK FUNDS
INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)
--------------------------------------------------------------------------------

[DOLLAR SIGN GRAPHIC OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Class A or Class C Shares of the International Opportunities Fund. The first table describes the fees that you would pay directly from your investment if you purchased or sold Class A or Class C Shares. The second table describes the expenses you would pay indirectly if you held Class A or Class C Shares.

---------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------------
                                                                                          CLASS A      CLASS C
                                                                                          SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*       5.50%         0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                 0%          1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                      2.00%         0%
Exchange Fee (as a percentage of amount exchanged, if applicable)***                       2.00%         0%
---------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------------
                                                                                          CLASS A      CLASS C
                                                                                          SHARES       SHARES
Investment Advisory Fees                                                                   0.85%        0.85%
Distribution (12b-1) Fees                                                                  0.25%        1.00%
Other Expenses                                                                             0.88%        0.63%
                                                                                           ----         ----
  TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.98%        2.48%
Fee Waivers                                                                                0.15%         0%
  NET EXPENSES+                                                                            1.83%        2.48%

*The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges Are Calculated."

***Applicable to Class A Shares held 5 days or less. Does not include any wire transfer fees, if applicable.

+The Fund's adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding 1.83% for the period beginning April 1, 2005 and ending on November 29, 2005. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   1.81%
         Class C Shares:   2.46%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS

CLASS A SHARES          $729     $1,127

CLASS C SHARES

If you do not sell
your shares:            $251     $  773

If you sell your
shares at the
end of the period:      $351     $  773

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               5
HIGHMARK FUNDS
SMALL CAP ADVANTAGE FUND
--------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL               To seek long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS              U.S. common stocks
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY Seeks to invest in small U.S. companies offering above-average growth potential
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY        Moderate to High
--------------------------------------------------------------------------------
INVESTOR PROFILE              Risk tolerant investors seeking long-term capital
                              appreciation

[QUOTES GRAPHIC OMITTED]   INVESTMENT STRATEGY

HighMark Small Cap Advantage Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of U.S. SMALL CAPITALIZATION companies that the adviser believes offer above average growth potential and attractive valuation. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of small capitalization companies.

The adviser uses an actively managed bottom-up stock selection process for choosing securities across a small-cap equity market universe that primarily includes companies represented in the Russell 2000 Index. The Fund seeks to identify those securities most attractive from a fundamental perspective, based on favorable valuation factors, supportive management criteria, and potential for price appreciation to allocate security holdings. The Fund will tend to show a preference for inexpensive stocks characterized by favorable valuation characteristics and improving catalysts.

Portfolio risk is managed using a portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return. This portfolio management process determines buy and sell decisions to maintain an equity portfolio with low diversified risk relative to the benchmark and prevent excessive risk that can come from concentrated positions. Investments are sold when, as determined by the Fund's adviser, relative fundamentals deteriorate or alternative investments become sufficiently more attractive.

In addition to holdings in primarily small-cap equity securities, the Fund may buy American Depository Receipts (ADRs) and invest in derivatives including equity index futures and exchange traded funds ("ETF" securities) as warranted. Derivatives, particularly index futures and options, may be used by the Fund to shift style or size exposure, as well as efficiently manage cash flow from shareholder redemptions or subscriptions. The Fund may invest in other investment companies, including closed-end funds that invest in securities from a single sector, country or region. Non-U.S. equity exposure is limited, under normal market conditions, to no more than 10% of the total assets of the Fund. Fixed income and cash equivalent assets will generally not exceed 10% of the total assets of the Fund under normal market conditions.

In addition to those securities described above, the Fund may invest in other types of securities including fixed income securities and very short-term debt obligations called money market securities. Investment in such securities could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page 19.

----------
PROSPECTUS
----------
6
HIGHMARK FUNDS
SMALL CAP ADVANTAGE FUND (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[EXCLAMATION MARK GRAPHIC OMITTED] WHAT ARE THE MAIN RISKS OF INVESTING IN
                                   THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of small U.S. growth companies--may underperform other kinds of investments or the market as a whole.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services.

In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 23.
--------------------------------------------------------------------------------


[AT SIGN GRAPHIC OMITTED]  PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.




---------------------------------------------------------

[POUND SIGN GRAPHIC OMITTED] FUND INFORMATION

           CLASS  CUSIP    TICKER
           ------------------------------

           Class A
           Class C

----------------------------------------------------------

--------------------------------------------------------------------------------

[QUESTION MARK GRAPHIC OMITTED] DID YOU KNOW?

Companies are considered to have a SMALL CAPITALIZATION if their capitalization is generally within the range of those companies in the Russell 2000(R) Index.

--------------------------------------------------------------------------------

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               7

--------------------------------------------------------------------------------

[DOLLAR SIGN GRAPHIC OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Class A or Class C Shares of the Small Cap Advantage Fund. The first table describes the fees that you would pay directly from your investment if you purchased or sold Class A or Class C Shares. The second table describes the expenses you would pay indirectly if you held Class A or Class C Shares.

--------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------------------------------------
                                                                                         CLASS A      CLASS C
                                                                                         SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*      5.50%         0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                 0%        1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                     2.00%         0%
Exchange Fee (as a percentage of amount exchanged, if applicable)***                      2.00%         0%
--------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------
                                                                                         CLASS A       CLASS C
                                                                                         SHARES         SHARES
Investment Advisory Fees                                                                  0.95%          0.95%
Distribution (12b-1) Fees                                                                 0.25%          1.00%
Other Expenses                                                                            0.52%          0.27%
                                                                                          ----           ----
  TOTAL ANNUAL FUND OPERATING EXPENSES                                                    1.72%          2.22%
Fee Waivers                                                                               0.15%            0%
  NET EXPENSES+                                                                           1.57%          2.22%

*The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges Are Calculated."

***Applicable to Class A Shares held 5 days or less. Does not include any wire transfer fees, if applicable.

+The Fund's adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding 1.57% for the period beginning April 1, 2005 and ending on November 29, 2005. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   1.55%
         Class C Shares:   2.20%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR   3 YEARS

CLASS A SHARES          $704     $1,052

CLASS C SHARES

If you do not sell
your shares:            $225       $694

If you sell your
shares at the
end of the period:      $325       $694

----------
PROSPECTUS
----------
8
HIGHMARK FUNDS

--------------------------------------------------------------------------------

SHAREOWNER GUIDE -
HOW TO INVEST IN THE
HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider whether an investment in the International Opportunities Fund or the Small Cap Advantage Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

FOREIGN INVESTORS

The Funds do not accept investments by non-resident aliens.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Two classes of Fund SharesClasses A and Care offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between HighMark's Class A and Class C Shares:

CLASS A


o Front-end sales charges, as described below.

o Distribution and service (12b-1) fees of 0.25%.

o Offered by:
  International Opportunities Fund
  Small Cap Advantage Fund

o Because Class A Shares will normally be the better choice if your investment qualifies for a reduced sales charge:

  o Orders for Class C Shares for $1 million or more normally should be placed as orders for Class A Shares.

  o Orders for Class C Shares by an investor eligible to purchase Class A Shares without a front-end sales charge normally should be placed as orders for Class A Shares.

CLASS C

o No front-end sales charge.

o Distribution and service (12b-1) fees of 1.00%.

o A deferred sales charge, as described below.

o No automatic conversion to Class A Shares, so annual expenses continue at the Class C level throughout the life of your investment.

o Offered by:
  International Opportunities Fund
  Small Cap Advantage Fund

BECAUSE 12B-1 FEES ARE PAID ON AN ONGOING BASIS, CLASS C SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM THAN CLASS A SHAREHOLDERS WHO HOLD THEIR SHARES FOR A SIMILAR PERIOD.

FOR INSTITUTIONAL INVESTORS ONLY: THE INTERNATIONAL OPPORTUNITIES FUND AND THE SMALL CAP ADVANTAGE FUND ALSO OFFER FIDUCIARY CLASS SHARES, WHICH HAVE THEIR OWN EXPENSE STRUCTURE. FIDUCIARY CLASS SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

FOR PURCHASES OF $1 MILLION OR GREATER, THE SALES CHARGE FOR CLASS A SHARES IS WAIVED. AS A RESULT, IF YOU ARE MAKING AN INITIAL INVESTMENT OF $1 MILLION OR MORE, THE LOWER OPERATING EXPENSES OF CLASS A SHARES MAY MAKE THEM A BETTER CHOICE FOR YOU THAN CLASS C SHARES.

HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES: FRONT-END SALES CHARGE

INTERNATIONAL OPPORTUNITIES FUND AND SMALL CAP
ADVANTAGE FUND
                               AS A              AS A
                           PERCENTAGE OF     PERCENTAGE OF
YOUR INVESTMENT           OFFERING PRICE    YOUR INVESTMENT
0 - $49,999                      5.50%             5.82%
$50,000 - $99,999                4.50%             4.71%
$100,000 - $249,999              3.75%             3.90%
$250,000 - $499,999              2.50%             2.56%
$500,000 - $999,999              2.00%             2.04%
$1,000,000 and Over              0.00%*            0.00%

*If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%, based on the current market value of the Shares. Multiple purchases are handled on a "first in, first out" basis.

CLASS C SHARES: CONTINGENT DEFERRED SALES CHARGE

Class C Shares are available at their net asset value per share, without any initial sales charge.

If you sell Class C Shares within one year of buying them, you must pay what is known as a "contingent deferred sales charge" (CDSC). The CDSC is based on either the original cost you paid for the Shares or their current market value, whichever is less. We do not impose a CDSC on Shares you may have acquired by reinvesting your dividends or capital gains distributions.

THE CDSC IS AS FOLLOWS:

CLASS C SHARES
IF SOLD WITHIN                CDSC ON SHARES BEING SOLD
1st year                      1.00%
After 1st year                0%

Class C Shares do not to convert to Class A Shares.

                                                                     ----------
                                                                      PROSPECTUS
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                                                                               9

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In addition, we calculate any CDSC you may owe by considering the number of
Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

On the purchase of your Class C Shares, the Funds' distributor (Distributor) pays a commission equal to 1.00% of your purchase to your broker or financial institution. The Distributor also receives any CDSC imposed when you sell your Class C Shares.

REPURCHASE OF CLASS A SHARES

You may purchase any amount of Class A Shares of any HigMark Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of HighMark Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire Shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, we must receive your purchase order within 30 days of your redemption. In addition, you must notify us when you send in your purchase order that you are repurchasing shares.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES. You can combine multiple purchases of Class A Shares in several ways to qualify for reduced sales charges. Notify us at the time of your purchase if you believe you qualify for a reduced sales charge for any of the following reasons:

o RIGHT OF ACCUMULATION PRIVILEGE: You may combine the value of Class A Shares you are presently buying with the current value of any Class A, Class B or Class C Shares of any other series of HighMark Funds that you bought previously for: (1) your account; (2) your spouse's account; (3) a joint account with your spouse; or (4) your minor children's trust or custodial accounts. A fiduciary who is purchasing Shares for the same fiduciary account, trust or estate may also use this right of accumulation. The applicable front-end sales charge rate for the new purchase is based on the total of your current purchase and the current value of all other Shares you own.

o COMBINATION PRIVILEGE: You may combine your investment in Class A Shares of several HighMark Funds sold subject to a comparable sales charge to qualify for the reduced sales charge.

o LETTER OF INTENT: If you plan to invest in Class A Shares of a HighMark Fund and, within a 13-month period, make additional investments in Class A Shares of that Fund or Class A Shares of another HighMark Fund, you may be able to receive a reduced sales charge on your cumulative investment. To take advantage of this privilege, you must start with a minimum initial investment of 5% of the total amount and inform us in writing within 90 days of your initial purchase. Be sure to notify us again when you make additional investments in another HighMark Fund.

REDUCTIONS FOR QUALIFIED GROUP(S). If you are investing with, or on behalf of, a group, your combined purchases of Class A Shares may be eligible for a reduced sales charge through the accumulation and combination privileges described above. Each investor will retain an individual account.

CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR TO FIND OUT HOW TO QUALIFY, OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

CLASS A FRONT-END SALES CHARGE WAIVERS: The front-end sales charge will be waived on Class A Shares bought:

(1) Through reinvestment of dividend and capital gain distributions.

(2) By investment companies advised by HighMark Capital Management, Inc., Union Bank of California, N.A., or their affiliates; or distributed by SEI Investments Distribution Co. or their affiliates placing orders on each entity's behalf.

(3) By state and local governments.

(4) By individuals rolling over distributions received from employee benefit trust accounts administered by Union Bank of California into an individual retirement account administered by the Bank, or for which the Bank serves as trustee or custodian. Future purchases will be subject to the appropriate sales charge.

(5) By individuals investing the proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank of California.

(6) By individuals investing proceeds received in connection with a distribution paid from a Union Bank of California trust or agency account.

(7) By investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts, if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent.

(8) By brokers, dealers and agents (as well as their employees, spouses and children under the age of 21) who have a sales agreement with the Distributor and are purchasing Class A Shares for their own account.

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PROSPECTUS
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10
HIGHMARK FUNDS

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(9)  By individuals buying Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh).

(10) By current or retired trustees of HighMark Funds; by directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co. or their affiliated companies, Boston Financial Data Services andof sub-advisers to the HighMark Funds.

(11) By investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions, and exchange offers, to which HighMark Funds is a party.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE WAIVER,
CONTACT THE DISTRIBUTOR OR CONSULT THE SAI (SEE THE BACK COVER OF THIS PROSPECTUS).

FOR CATEGORIES 2 THROUGH 10 ABOVE, YOU MUST NOTIFY THE DISTRIBUTOR AT THE TIME YOU BUY THE SHARES THAT YOUR PURCHASE QUALIFIES FOR A SALES CHARGE WAIVER.

CDSC WAIVERS: You may qualify for a CDSC waiver if:

o  you are selling Shares as part of a systematic withdrawal plan.

o  you are taking certain distributions from a retirement plan.

o  the shareholder has died or become disabled.

YOU MUST NOTIFY US THAT YOU ARE ELIGIBLE FOR A WAIVER UNDER THESE CIRCUMSTANCES AT THE TIME YOU WISH TO SELL SHARES.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A CDSC WAIVER, CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR OR CONSULT THE SAI (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

The Funds make sales charge and breakpoint information available, free of charge, on or through HighMark Funds' website at WWW.HIGHMARKFUNDS.COM through the Funds' prospectuses and SAI, which are available for download or by request, respectively, at the hyperlink "Forms and Literature."

FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted 12b-1 plans with respect to Class A and Class C Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for each class of Shares is as follows:

                                  PERCENTAGE OF AVERAGE
SHARE CLASS                         DAILY NET ASSETS
Class A                                     0.25%
Class C                                     1.00%

Because 12b-1 fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PAYMENTS TO FINANCIAL FIRMS

Some or all of the sales charges, distribution fees and servicing fees described above may be paid or "reallowed" to the broker, dealer, financial adviser or other financial intermediary through which you purchase your Shares. In addition to the foregoing, your broker, dealer, financial adviser or other financial intermediary may receive certain other payments and compensation described below. For purposes of the following, "financial firms" means brokers, dealers, financial advisers and other financial intermediaries.

A Fund may make payments under HighMark Funds' shareholder services plans relating to the Class A Shares to financial firms that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a financial firm is compensated by the applicable Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the applicable class of Shares of such Fund. The shareholder services plans are more fully described in the SAI. Financial firms may also receive sales charges, distribution fees, servicing fees and other compensation relating to other classes of Shares and other investment portfolios of HighMark Funds not offered in this prospectus.

The Funds' administrator, SEI Investments Global Funds Services, may pay out of its own assets compensation to financial firms for the sale and distribution of the Shares of the Funds and/or for the servicing of Shares. Payments made by the Funds' administrator may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm's examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial firm's list of mutual funds available for purchase by its clients; (3) fees for providing the Funds with "shelf space" and/or a higher profile for a financial firm's financial consultants and their customers and/or placing the Funds on the financial firm's preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares; (5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for maintaining shareholder accounts on a financial firm's platform; and (7) payments for the sale of Shares and/or the maintenance of share balances. HighMark Capital Management, Inc. may also pay out of its own assets fees to financial firms for providing the Funds with "shelf space" and/or a higher profile for the financial firms' financial consultants and their customers and/or placing the Funds on the financial firms' preferred or recommended lists.

                                                                      ----------
                                                                      PROSPECTUS
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                                                                              11

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Payments made by the Funds' administrator to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of financial firms and their salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

If investment advisers, administrators, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular Share class over other Share classes. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Funds, HighMark Capital Management, Inc., the Funds' administrator and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase.

HighMark Capital Management, Inc. does not consider sales of Shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Funds may receive commissions from a Fund in connection with the execution of the Fund's portfolio transactions.

OPENING AN ACCOUNT

1. Read this prospectus carefully.
2. Determine how much money you want to invest.
   The minimum investments for the Funds are as follows:
   o INITIAL PURCHASE:       $1,000 for each Fund
                             $250 for current and retired trustees of HighMark
                             Funds and directors, officers and employees (as well as their spouses and children under the age of
                             21) of Union Bank of California, N.A., SEI
                             Investments Distribution Co. and their affiliates, and Boston Financial Data Services.
   o  ADDITIONAL PURCHASES:  $100 for each Fund

   We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

    What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening an account.

    HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

    In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

    Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

    Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

    However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

    WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR A FUND'S ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

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PROSPECTUS
----------
12
HIGHMARK FUNDS

--------------------------------------------------------------------------------

BUYING SHARES
--------------------------------------------------------------------------------
BY CHECK
--------------------------------------------------------------------------------
OPENING AN ACCOUNT

o  Make out a check for the investment amount, payable to "HighMark Funds."

o Deliver the check and your completed application to your financial representative, or mail them to the Funds' transfer agent (Transfer Agent) (see address below).

ADDING TO AN ACCOUNT

o  Make out a check for the investment amount, payable to "HighMark Funds."

o Include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered. o Deliver the check and your note to your financial representative, or mail them to our Transfer Agent.

   TRANSFER AGENT ADDRESS:
   HighMark Funds
   P.O. Box 8416
   Boston, MA 02266-8416
   Phone Number: 1-800-433-6884

All purchases made by check should be in U.S. dollars.

THIRD PARTY CHECKS, CREDIT CARD CHECKS, TRAVELER'S CHECKS, STARTER CHECKS, MONEY ORDERS OR CASH WILL NOT BE ACCEPTED.
--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
OPENING AN ACCOUNT

o Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

ADDING TO AN ACCOUNT

o Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
OPENING AN ACCOUNT

o Deliver your completed application to your financial representative, or mail it to the Transfer Agent (address above).

o Obtain your Fund account number by calling your financial representative or our Transfer Agent.

o  Instruct your bank to wire the amount of your investment to:
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, MA 02101
   ABA# 011000028
   DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.


ADDING TO AN ACCOUNT

o Call our Transfer Agent before wiring any funds.

o Instruct your bank to wire the amount of your investment to:
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, MA 02101
  ABA# 011000028
  DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.
--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
OPENING AN ACCOUNT

o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

ADDING TO AN ACCOUNT

o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES
--------------------------------------------------------------------------------
BY LETTER
--------------------------------------------------------------------------------
DESIGNED FOR
o  Accounts of any type.

o  Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o Write a letter indicating the Fund name, your share class, your Fund account number, the name(s) in which the account is registered and the dollar value or number of Shares you wish to sell.
o Include all signatures and any guarantees that may be required (see "Selling Shares in Writing").
o  Mail the materials to our Transfer Agent.

   TRANSFER AGENT ADDRESS:
   HighMark Funds
   P.O. Box 8416
   Boston, MA 02266-8416
   Phone Number: 1-800-433-6884

o We will mail a check to the name(s) and address in which the account is registered, unless you give us other written instructions.

o If you are invested in an IRA or Roth IRA account, you can contact HighMark customer service to obtain an IRA distribution form at 1-800-433-6884. The IRA distribution form is also downloadable at www.highmarkfunds.com.

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                              13

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
DESIGNED FOR

o  Accounts of any type, except Individual Retirement Accounts or Roth IRAs.

o  Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o To place your order, contact your financial representative or HighMark Funds at 1-800-433-6884 between 8:30 a.m. and 6:00 p.m. Eastern Time on most business days.

--------------------------------------------------------------------------------
BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
--------------------------------------------------------------------------------
DESIGNED FOR

o Requests by letter to sell at least $500 (accounts of any type).

o Requests by phone to sell at least $500 (accounts of any type excluding IRA and Roth IRA accounts).

TO SELL SOME OR ALL OF YOUR SHARES

o We will wire amounts of $500 or more on the next business day after we receive your request.

o Shares cannot be redeemed by wire on Federal holidays restricting wire transfers.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
DESIGNED FOR

o  Accounts of any type.

o  Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o Obtain a current prospectus for the Fund or other investment portfolio of HighMark Funds into which you are exchanging by calling HighMark Funds or your financial representative.

o Call HighMark Funds
or your financial representative to request an exchange.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
DESIGNED FOR

o Accounts set up through financial institutions.

TO SELL SOME OR ALL OF YOUR SHARES

o Contact your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Contact your financial representative for instructions and assistance.

To make systematic withdrawals from an account, see "Investor Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

o  you are selling more than $5,000 worth of Shares.

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or to a bank account other than that on record.

o  you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND. The Funds reserve the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Class A or Class C Shares of one HighMark Fund for those of another HighMark Fund (the "new Fund"), provided that you:

o  Are qualified to invest in the new Fund.

o  Satisfy the initial and additional investment minimums for the new Fund.

o  Invest in the same share class in the new Fund as you did in the previous
   Fund.

o Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging plus any applicable sales charge. In addition, if you exchange Class A Shares of one HighMark Fund for those of another HighMark Fund, you may be subject to an exchange fee. See "Redemption Fees and Exchange Fees" above.

CLASS A SHARES. In addition to the potential exchange fee referenced above, if you want to exchange Class A Shares of one HighMark Fund for those of another HighMark Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class A Shares of a no-load HighMark money market fund for those of another

----------
PROSPECTUS
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14
HIGHMARK FUNDS

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HighMark Fund with a sales charge. There is one exception: If you acquired Class
A Shares of a HighMark money market fund in an exchange out of Class A Shares of a non-money market HighMark Fund (the "Initial Fund"), you may exchange such Class A money market fund Shares for Class A Shares of another HighMark Fund and pay, with respect to sales charges, the difference between the sales charge of the Initial Fund and the sales charge of the HighMark Fund that you are currently exchanging into, if the sales charge of the HighMark Fund that you are exchanging into is higher. To receive a reduced sales charge when exchanging into a HighMark Fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.

TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value per share of a class is calculated according to the following formula:

  (Total mkt. value of the Fund's investments and other assets allocable to the class - the class's liabilities)

  [divide] Total number of the Fund's Shares outstanding in the class

  = The class's net asset value per share

We determine the net asset value (NAV) of the Funds as of the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), every business day, based on the current market price of a Fund's securities. If that is not available, we value securities by using a method that HighMark Funds' Board of Trustees believes accurately reflects fair value.

With regards to securities held by the Funds that are primarily listed on foreign exchanges, because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund's Shares may change on days when shareholders are not able to buy or sell them. Furthermore, the closing price of such securities may no longer reflect their market value at the time a Fund calculates its NAV if an event that could materially affect the value of the Fund's foreign investments has occurred between the time of the security's last close and the time that the Fund calculates its NAV. If a Fund's adviser becomes aware that such an event has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates its net asset value, it will contact the Fund's administrator and request that a Fair Value Committee meeting be called. In addition, if price movements in certain monitored indices or securities exceed levels established by the administrator, the administrator will notify a Fund's adviser that such limits have been exceeded and request that a Fair Value Committee meeting be called.

In the event that a Fund values its securities using the procedures described above, the Fund's NAV may be higher or lower than would have been the case if the Fund had not used its fair valuation procedures. In addition, although we use the same method to determine the NAV of Class A and Class C Shares, the NAV of a Fund's Class C Shares may be lower than that of its Class A Shares because Class C Shares have higher distribution expenses. For further information about how we determine the value of a Fund's investments, see the SAI.

BUY AND SELL PRICES. When you buy Class A or Class C Shares of a Fund, the price you will pay (the "offering price") is based on the net asset value per share of the applicable Class of Shares next determined after we receive your order, plus any applicable sales charges. When you sell Class A or Class C Shares of a Fund, you receive proceeds based on the net asset value per share of the applicable Class of Shares next determined after we receive your order, minus any applicable deferred sales charges, redemption fees and/or exchange fees.

EXECUTION OF ORDERS. You may buy and sell Shares of the Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day"). The New York Stock Exchange is closed on weekends and national holidays.

o PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

o PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest and it is received by the Transfer Agent prior to 1:00 p.m. PT (4:00 p.m. ET). If the Transfer Agent does not receive the money you plan to wire by this deadline, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

o SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order on the following business day.

The Transfer Agent may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the Distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealer to promptly forward purchase or redemption orders to the Transfer Agent. Broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Fund.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of HighMark Funds' overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the

                                                                      ----------
                                                                      PROSPECTUS
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                                                                              15

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Funds from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.

FREQUENT PURCHASES AND REDEMPTIONS OF
FUND SHARES

HighMark Fund's Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of shares of HighMark Funds or excessive or short-term trading that may disadvantage long-term HighMark Fund shareholders. These policies are described below.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While the Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect a Fund's performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 1:00 p.m. Pacific time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before a Fund calculates its own share price (referred to as "time zone arbitrage"). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder's ability to engage in time zone arbitrage to the detriment of the other shareholders of the Funds.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those Funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities.

REDEMPTION FEES AND EXCHANGE FEES. As noted in the "Shareholder Fees" tables for each of the Funds, each of the Funds imposes a 2% redemption fee on the proceeds of Class A Shares redeemed 5 days or less after their purchase. Each of the Funds also imposes an exchange fee on Class A Shares exchanged 5 days or less after their purchase. The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be credited to the assets of the applicable Fund.

The fee is imposed to the extent that the number of Fund shares redeemed by a shareholder exceed the number of Fund shares that have been held by such shareholder more than 5 days. For shares of a Fund that were acquired by exchange, the holding period is measured from the date the shares were acquired in the exchange transaction. Shares held the longest will be redeemed first.

The redemption fee is not imposed on shares:

o held in omnibus accounts of a financial intermediary, including but not limited to a broker-dealer or a retirement plan fiduciary. However, shares held in retirement plans that are not in omnibus accounts, such as IRAs and 403(b)(7) plans, are subject to the fee;
o  redeemed through systematic withdrawal plans;
o  purchased through reinvested dividends or capital gains;
o  redeemed pursuant to Fund reorganizations;
o redeemed as part of an automatic dividend exchange election established in advance of the exchange;
o redeemed to pay fees assessed by a Fund or the Transfer Agent against the account; and
o  involuntary redemptions resulting from failure to meet account minimums.

Although the Funds do not grant waivers of the redemption fee or exchange fee, each Fund reserves the right to modify or eliminate redemption fees and exchange fees at any time in its discretion.

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HIGHMARK FUNDS

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RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and
exchanges should be made primarily for investment purposes. Each Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions representing excessive trading and transactions accepted by any shareholder's financial adviser. In addition, the Funds' adviser will use its best efforts to detect short-term trading activity in a Fund's Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. The adviser, however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage a Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund's underlying beneficial owners. In the event that the Funds or their agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

DISCLOSURE OF PORTFOLIO HOLDINGS
HighMark Capital Management, Inc., the Funds' adviser, has established a policy with respect to the disclosure of a HighMark Fund's portfolio holdings. A description of this policy is provided in the SAI. In addition, each Fund's top ten monthly portfolio holdings are generally available to you two days after the end of the period by clicking on "Funds and Performance" on the HighMark Funds website.

Note that the Funds or their adviser may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders.

DIVIDENDS AND
DISTRIBUTIONS

As a mutual fund Shareholder, you may receive capital gains and/or income from your investment. The Funds may periodically declare dividends from net investment income separately for each class of shares and, if declared, pay them to shareholders on a date approved by HighMark Funds' Board of Trustees. The Funds distribute any net capital gains they have realized at least once a year. Neither of the Funds has a targeted dividend rate nor guarantees that it will pay any dividends or other distributions.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. To make either type of notification, send a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the Internal Revenue Service
(IRS) treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash. In general, a Fund's Class A Shares will pay higher dividends than Class C Shares, because Class C Shares have higher distribution fees.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the SAI.

TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a Fund's shares for shares of another HighMark Fund will be treated as a sale of the Fund's shares and, as with all sales and redemptions of the Fund shares, any gain on the transaction will be subject to federal income tax.

TAXES ON FUND DISTRIBUTIONS

o FEDERAL TAXES: The IRS generally treats any dividends and short-term capital gains you receive from the Funds as ordinary income. Distributions of investment income designated by the Funds as derived from "qualified investment income" will be taxed at the rate applicable to long-term capital gains, provided the holding period and other requirements are met at both the shareholder and Fund level.

o STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

o TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net long-term capital gains you receive from a Fund will be taxed at the long-term federal capital gains rate, regardless of how long you've owned Shares in the Fund. Some states also tax long-term capital gain distributions at a special rate.

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                                                                              17

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o  "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

o REINVESTMENT: A Fund's distributions, whether received in cash or reinvested in additional Shares of the Fund, may be subject to federal income tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF FUNDS INVESTING IN FOREIGN
SECURITIES: If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a Fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. SEE THE SAI FOR FURTHER DETAILS. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per HighMark Fund is $100.* AIP is available only to current Shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.

To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

*There is a $50 monthly minimum for current or retired trustees of HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per HighMark Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.


To participate in SWP, you must:

o Have at least $5,000 in your HighMark Fund account(s).

o Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

SWP via check will only run on the 25th of each month. SWP via the Automated Clearing House ("ACH") can be run on any date. If your automatic withdrawals through SWP exceed the income your HighMark Fund(s) normally pay, your withdrawals may, over time, deplete your original investmentor exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per share of your HighMark Fund(s) may also contribute to the depletion of your principal.

CLASS A SHAREHOLDERS SHOULD NOTE THE FOLLOWING:
If you are currently making additional purchases of HighMark Shares that carry a sales load, or plan to do so, it generally would not be in your best interest to participate in SWP.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

Please contact HighMark Funds at 1-800-433-6884 for more information.

SYSTEMATIC EXCHANGE PLAN: HighMark's Systematic Exchange Plan allows shareholders of a class of HighMark money market or fixed-income funds to make regular exchanges from their accounts into the same class of a HighMark equity fund, including the International Opportunities Fund and the Small Cap Advantage Fund. The minimum monthly exchange is $1,200 per HighMark Fund. You can choose to make these exchanges on a monthly, quarterly, semi-annual or annual basis for a fixed period of time.

To participate in the Systematic Exchange Plan, you must:

   o Have at least $5,000 in your HighMark money market or fixed-income fund account(s).

   o Have your dividends automatically reinvested.

To take part in the Systematic Exchange Plan, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).
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HIGHMARK FUNDS

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MORE ABOUT
HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of Union Bank of California, N.A., which is a subisidiary of UnionBanCal Corporation. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. (BTM). BTM is in turn a wholly owned subsidiary of Mitsubishi Tokyo Financial Group, Inc. As of September 30, 2004 UnionBanCal Corporation and its subsidiaries had approximately $47.0 billion in consolidated assets. As of the same date, HighMark Capital Management, had approximately $17.9 billion in assets under management. HighMark Capital Management (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1917.

For its advisory services to the International Opportunities Fund, HighMark Capital Management is entitled to receive management fees at an annual rate of 0.85% of the Fund's average daily net assets. For its advisory services to the Small Cap Advantage Fund, HighMark Capital Management is entitled to receive management fees at an annual rate of 0.95% of the Fund's average daily net assets.

PORTFOLIO MANAGERS

All investment decisions for the Funds are made by a team of investment professionals, all of whom take an active part in the decision making process.

FINANCIAL HIGHLIGHTS

Financial information for the Funds is not presented because Shares of the Funds were not offered prior to the date of this Prospectus.

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OTHER INVESTMENT MATTERS

No Fund is a complete investment program. The investment objectives or goals of the Funds and the investment policies of the Funds can be changed without shareholder approval, except for the policies that are identified as "fundamental" in the SAI.

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Funds may invest.

FUND NAME                                                            FUND CODE

International Opportunities Fund                                     1
Small Cap Advantage Fund                                             2

INSTRUMENT                                                           FUND CODE          RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs are foreign                1-2                Market
Shares of a company held by a U.S. bank that issues a                                   Political
receipt evidencing ownership. ADRs pay dividends in U.S. dollars.                       Foreign Investment
------------------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts               1-2                Credit
drawn on and accepted by a commercial bank. They generally                              Liquidity
have maturities of six months or less.                                                  Market
------------------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted government or corporate        1-2                Market
securities that obligate the issuer to pay the bondholder                               Credit
a specified sum of money, usually at specific intervals, and                            Prepayment/Call
to repay the principal amount of the loan at maturity.
------------------------------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the              1-2                Management
right to buy, and obligates the seller of the option to sell,                           Liquidity
a security at a specified price. A put option gives the buyer                           Credit
the right to sell, and obligates the seller of the option to buy,                       Market
a security at a specified price. The Funds may buy call and                             Leverage
put options and will sell only covered call options.
------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments                      1-2                Market
with a stated maturity.                                                                 Credit
                                                                                        Liquidity
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term                   1-2                Credit
promissory notes issued by corporations and other entities.                             Liquidity
Their maturities generally vary from a few days to nine months.                         Market
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                      1-2                Market
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that                1-2                Market
convert to common stock.                                                                Credit
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an              1-2                Management
underlying contract, index or security, or any combination                              Market
thereof, including futures, options (e.g., puts and calls),                             Credit
options on futures, swap agreements, and some                                           Liquidity
mortgage-backed securities.                                                             Leverage
                                                                                        Prepayment/Call
                                                                                        Hedging (with respect to the
                                                                                        International Opportunities Fund)
------------------------------------------------------------------------------------------------------------------------------------

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
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HIGHMARK FUNDS

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
INSTRUMENT                                                           FUND CODE          RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies               1-2                Market
including ADRs and Global Depository Receipts (GDRs), as well                           Political
as commercial paper of foreign issuers and obligations of                               Foreign Investment
foreign governments, companies, banks, overseas branches of                             Liquidity
U.S. banks or supranational entities.                                                   Emerging Market
                                                                                        Prepayment/Call
------------------------------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS: An obligation to                 1                  Management
purchase or sell a specific amount of a currency at a fixed                             Liquidity
future date and price set by the parties involved at the time                           Credit
the contract is negotiated.                                                             Market
                                                                                        Political
                                                                                        Leverage
                                                                                        Foreign Investment
------------------------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the            1-2                Management
future sale and purchase of a specific amount of a specific                             Market
security, class of securities, or index at a specified time in                          Credit
the future and at a specified price. The Funds may invest in                            Liquidity
futures and options on futures for the purpose of achieving                             Leverage
their objectives and for adjusting their portfolio's duration.
Each of these Funds will limit their obligations under futures contracts and related options subject to the requirements of the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be            1-2                Liquidity
sold within seven business days at the value the Fund                                   Market
has estimated for them. Each Fund may invest up to
15% of its net assets in illiquid securities.
------------------------------------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities such as               1-2                Market
Standard & Poor's Depository Receipts ("SPDRs") and
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent
ownership in a long-term unit investment trust that holds a
portfolio of common stocks designed to track the price
performance and dividend yield of an index, such as the S&P
500 Index or the NASDAQ-100 Index. Index-based securities
entitle a holder to receive proportionate quarterly cash
distributions corresponding to the dividends that accrue to
the index stocks in the underlying portfolio, less trust
expenses. Exchange Traded Funds are actively traded on
national securities exchanges and are generally based on
specific domestic and foreign market indices. An "index-based
ETF" seeks to track the performance of an index holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.
------------------------------------------------------------------------------------------------------------------------------------

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


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
INSTRUMENT                                                           FUND CODE          RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of registered                  1-2                Market
investment companies. These may include HighMark money
market funds and other registered investment companies for
which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor.
Each of the Funds may invest up to 5% of its assets in the
Shares of any one registered investment company. A Fund may
not, however, own more than 3% of the securities of any one
registered investment company or invest more than 10% of its assets in the Shares of other registered investment
companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that
investment company, which are in addition to the management
fees the Fund pays its own adviser.
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE SECURITIES: Securities rated BBB or higher          1-2                Market
by Standard & Poor's; Baa or better by Moody's; similarly                               Credit
rated by other nationally recognized rating organizations;                              Prepayment/Call
or, if not rated, determined to be of comparably high
quality by a Fund's adviser.
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S.                     1-2                Market
dollar-denominated debt securities with remaining                                       Credit
maturities of one year or less. These may include short-term
U.S. government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
institution obligations. These securities may carry fixed or variable interest rates.
------------------------------------------------------------------------------------------------------------------------------------
OBLIGATIONS OF SUPRANATIONAL AGENCIES: Securities issued             1-2                Credit
by supranational agencies that are chartered to promote                                 Foreign Investment
economic development and are supported by various                                       Prepayment/Call
governments and government agencies.
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: Equity securities that generally pay dividends     1-2                Market
at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and                1-2                Market
the simultaneous commitment to return the security to the                               Leverage
seller at an agreed upon price on an agreed upon date.
This is treated as a loan.
------------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS: The sale of a security                1-2                Market
and the simultaneous commitment to buy the security back                                Leverage
at an agreed upon price on an agreed upon date. This is
treated as a borrowing by a Fund.
------------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the           1-2                Liquidity
Securities Act of 1933, such as privately placed commercial                             Market
paper and Rule 144A securities.
------------------------------------------------------------------------------------------------------------------------------------

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HIGHMARK FUNDS

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
INSTRUMENT                                                           FUND CODE          RISK TYPE
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the              1-2                Market
Fund's total assets. In return the Fund will receive                                    Leverage
cash, other securities and/or letters of credit.                                        Liquidity
                                                                                        Credit
------------------------------------------------------------------------------------------------------------------------------------
SWAP AGREEMENTS: A transaction where one                             1-2                Management
security or characteristic of a security is swapped                                     Market
for another. An example is when one party trades                                        Credit
newly issued stock for existing bonds with                                              Liquidity
another party.                                                                          Leverage
------------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in           1-2                Liquidity
exchange for a deposit of money.                                                        Credit
                                                                                        Market
------------------------------------------------------------------------------------------------------------------------------------
TREASURY RECEIPTS: Treasury receipts, Treasury investment            1-2                Market
growth receipts, and certificates of accrual of Treasury securities.
------------------------------------------------------------------------------------------------------------------------------------
UNIT INVESTMENT TRUSTS: A type of investment vehicle,                1-2                Market
registered with the Securities and Exchange Commission
under the Investment Company Act of 1940, that purchases a
fixed portfolio of income-producing securities, such as
corporate, municipal, or government bonds, mortgage-backed
securities, or preferred stock. Unit holders receive an
undivided interest in both the principal and the income
portion of the portfolio in proportion to the amount of
capital they invest. The portfolio of securities remains
fixed until all the securities mature and unit holders have
recovered their principal.
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                 1-2                Market
by agencies and instrumentalities of the U.S. government.                               Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.                                  Prepayment/Call
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                      1-2                Market
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with             1-2                Credit
interest rates that are reset daily, weekly, quarterly or on                            Liquidity
some other schedule. Such instruments may be payable to                                 Market
a Fund on demand.
------------------------------------------------------------------------------------------------------------------------------------
WARRANTS: Securities that give the holder the right to buy a         1-2                Market
proportionate amount of common stock at a specified price.                              Credit
Warrants are typically issued with preferred stock and bonds.
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                      1-2                Market
A purchase of, or contract to purchase, securities at a fixed                           Credit
price for delivery at a future date. The portfolio managers                             Leverage
of each Fund expect that commitments to enter into forward                              Liquidity
commitments or purchase when-issued securities will not
exceed 25% of the Fund's total assets.
------------------------------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of               1-2                Credit
debt that pay no interest, but are issued at a discount from                            Market
their value at maturity. When held to maturity, their entire                            Zero Coupon
return equals the difference between their issue price and
their maturity value.
------------------------------------------------------------------------------------------------------------------------------------

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OTHER RISKS

HighMark Funds also offers shares of the Income Plus Allocation Fund, Growth & Income Allocation Fund and Capital Growth Allocation Fund (collectively the "Asset Allocation Portfolios"). Each of the Asset Allocation Portfolios is a "fund-of-funds" that invests in other mutual funds within the HighMark Funds family. Fiduciary shares of the Funds are offered to the Asset Allocation Portfolios. The Asset Allocation Portfolios, individually or collectively, may own significant amounts of shares of each Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of shares of any of the Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of a Fund as a result of the activity of other investors, a Fund's asset levels and its then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Fund to purchase or sell portfolio securities, increasing the Fund's transaction costs and possible reducing the Fund's performance.

GLOSSARY OF
INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

EMERGING MARKET RISK. To the extent that a Fund does invest in emerging markets to enhance overall returns, it may face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also FOREIGN INVESTMENT RISK below.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund's hedging transactions will be effective.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a Fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer,

----------
PROSPECTUS
----------
24
HIGHMARK FUNDS

--------------------------------------------------------------------------------

industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that a security's principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"or repaya high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

--------------------------------------------------------------------------------


HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER
HIGHMARK CAPITAL MANAGEMENT, INC.
475 Sansome Street
San Francisco, CA 94111

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
475 Sansome Street
San Francisco, CA 94111

ADMINISTRATOR & DISTRIBUTOR
SEI INVESTMENTS GLOBAL FUNDS SERVICES
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
DELOITTE & TOUCHE LLP
350 South Grand Avenue, Suite 200
Los Angeles, CA 90071

TRANSFER AGENT
STATE STREET BANK & TRUST COMPANY
P.O. Box 8416
Boston, MA 02266



HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

To obtain the SAI free of charge, or for more information:

BY TELEPHONE:  call 1-800-433-6884

BY MAIL: write to us at
         SEI Investments Distribution Co.
         1 Freedom Valley Drive
         Oaks, PA 19456

BY INTERNET:  www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

HighMark Funds' Investment Company Act registration number is 811-05059.




--------------------------------------------------------------------------------
[MOUNTAIN RANGE GRAPHIC OMITTED]

--------------------------------------------------------------------------------

[LOGO OMITTED] HIGHMARK[R]
               FUNDS

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071


WWW.HIGHMARKFUNDS.COM
                                                                 HMK-PS-018-0100

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                  APRIL 1, 2005
--------------------------------------------------------------------------------


HIGHMARK
   The smarter approach to investing.



INTERNATIONAL OPPORTUNITIES FUND
SMALL CAP ADVANTAGE FUND                                    FIDUCIARY SHARES
--------------------------------------------------------------------------------
PROSPECTUS




--------------------------------------------------------------------------------
[MOUNTAIN RANGE GRAPHIC OMITTED]

--------------------------------------------------------------------------------

[LOGO OMITTED]  HIGHMARK[R]
                FUNDS



The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

--------------------------------------------------------------------------------

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               1

--------------------------------------------------------------------------------

HOW TO READ
THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios. The investment portfolios have various investment goals and strategies. This prospectus gives you important information about the Fiduciary Shares of two of the investment portfolios, HighMark's International Opportunities Fund and Small Cap Advantage Fund (the "Funds") that you should know before investing. The International Opportunities Fund and the Small Cap Advantage Fund also offer additional classes of Shares called Class A and Class C Shares, which are offered in a separate prospectus.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Funds.

INDIVIDUAL HIGHMARK FUND PROFILES
International Opportunities Fund......................    2
Small Cap Advantage Fund..............................    5

SHAREOWNER GUIDE -- HOW TO INVEST IN THE FUNDS
Choosing a Share Class................................    8
Payments to Financial Firms...........................    8
Opening an Account....................................    9
Buying Shares.........................................   10
Selling Shares........................................   10
Exchanging Shares.....................................   11
Transaction Policies..................................   11
Dividends and Distributions...........................   13
Taxes.................................................   13
Investor Services.....................................   14

MORE ABOUT THE FUNDS
Investment Management.................................   14
Financial Highlights..................................   15
Other Investment Matters..............................   16
Glossary of Investment Risks..........................   20

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE
SEE THE BACK COVER OF THE PROSPECTUS



INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools Shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific HighMark Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE INTERNATIONAL OPPORTUNITIES FUND OR THE SMALL CAP ADVANTAGE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her method of investment selection, may cause a Fund to underperform other funds with similar objectives.



--------------------------------------------------------------------------------
[AMPERSAND GRAPHIC OMITTED]         FUND SUMMARY

[QUOTES GRAPHIC OMITTED]            INVESTMENT STRATEGY

[EXCLAMATION MARK GRAPHIC OMITTED]  WHAT ARE THE MAIN RISKS OF INVESTING IN
                                    THIS FUND?

[AT SIGN GRAPHIC OMITTED]           PERFORMANCE INFORMATION

[QUESTION MARK GRAPHIC OMITTED]     DID YOU KNOW?

[POUND SIGN GRAPHIC OMITTED]        FUND INFORMATION

[DOLLAR SIGN GRAPHIC OMITTED]       FEES AND EXPENSES
--------------------------------------------------------------------------------

----------
PROSPECTUS
----------
2
HIGHMARK FUNDS
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                   To seek long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                  Common stocks of foreign companies
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY     Attempts to identify reasonably priced foreign
                                  stocks with above-average growth potential
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY            High
--------------------------------------------------------------------------------
INVESTOR PROFILE                  Investors who want capital appreciation, are
                                  willing to accept the increased risks of
                                  international investing for the possibility of
                                  higher returns, and want exposure to a
                                  diversified portfolio of international stocks
--------------------------------------------------------------------------------

[QUOTES GRAPHIC OMITTED]   INVESTMENT STRATEGY

HighMark International Opportunities Fund seeks to provide long-term capital appreciation by investing in a diversified portfolio of primarily large-cap non-U.S. equity securities. Under normal circumstances, at least 70% of the Fund's total assets will be invested in issuers located in countries included in the Morgan Stanley Capital International Europe, Australasia, and Far East ("MSCI EAFE") Index. At times, the portfolio may include exposure to issuers located in countries included in the MSCI Emerging Markets Index, but generally not in excess of 20% of the Fund's total assets. The adviser uses a top-down tactical asset allocation process and an actively managed bottom-up stock selection process for selecting securities.

Relative country or regional active equity markets and currency exposure is based on a fundamental assessment of the relative attractiveness of such markets and currency and related portfolio risks. Four key elements determine the relative attractiveness of financial markets, including valuation, economic environment, interest rates, and market interrelationships (i.e., currency shifts, investor sentiment, etc.). Asset allocation exposures are determined by a portfolio management system that balances expected active return versus risk to achieve sufficient portfolio diversification.

Individual equity holdings are selected based on a proprietary analytical investment discipline that identifies those securities most attractive from a fundamental perspective, based on favorable valuation factors, supportive management criteria, and potential for price appreciation to allocate security holdings. The portfolio will tend to show a preference for inexpensive stocks characterized by favorable valuation characteristics and improving catalysts.

Portfolio risk for individual securities is managed using a disciplined portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return. The portfolio management process seeks to diversify risk relative to the benchmark and prevent excessive risk that can come from concentrated positions. Investments are sold when, as determined by the Fund's adviser, relative fundamentals deteriorate or alternative investments become sufficiently more attractive.

In addition to non-U.S. securities listed on foreign exchanges, the Fund may buy AMERICAN DEPOSITORY RECEIPTS (ADRS), GLOBAL DEPOSITORY RECEIPTS (GDRS) and U.S. listed equity securities, and invest in derivatives, including exchange traded funds ("ETF" securities), index or currency futures, options, forward foreign currency contracts, options on currencies or indices, and swap agreements. Derivatives, equity index and currency futures or forwards may be used by the Fund to shift the Fund's relative exposure to a country or currency, as well as to manage cash flow from shareholder redemptions or subscriptions. The Fund may invest in other investment companies, including closed-end funds that invest in securities from a single country, sector, or region.

In addition to those investment securities described above, the Fund may invest in certain other types of securities, including investment-grade fixed income securities of U.S. and non-U.S. issuers, including very short-term debt obligations such as money market securities and all such other types of securities will generally not exceed 10% of the total assets of the Fund under normal conditions. Investment in such securities could make it more difficult for the Fund to achieve its goal.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page 16.

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               3

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[EXCLAMATION MARK GRAPHIC OMITTED]  WHAT ARE THE MAIN
                                    RISKS OF INVESTING
                                    IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

FOREIGN SECURITIES RISK: Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of foreign companies--may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 20.
--------------------------------------------------------------------------------




[AT SIGN GRAPHIC OMITTED]  PERFORMANCE
                           INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.




-------------------------------------------------------------
[POUND SIGN GRAPHIC OMITTED] FUND
                             INFORMATION

           CLASS        CUSIP         TICKER
           ------------------------------------------
           Fiduciary

--------------------------------------------------------------

--------------------------------------------------------------------------------

[QUESTION MARK GRAPHIC OMITTED] DID YOU KNOW?

AMERICAN DEPOSITORY RECEIPTS (ADRS) and GLOBAL DEPOSITORY RECEIPTS (GDRS) are foreign Shares of a company held by, respectively, a U.S. or a foreign bank that issues a receipt evidencing ownership.

--------------------------------------------------------------------------------

----------
PROSPECTUS
----------
4
HIGHMARK FUNDS
INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)
--------------------------------------------------------------------------------

[DOLLAR SIGN GRAPHIC OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fiduciary Shares of the International Opportunities Fund. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fiduciary Shares. The second table describes the expenses you would pay indirectly if you held Fiduciary Shares.

-----------------------------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------
                                                                                      FIDUCIARY
                                                                                        SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)       0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                       0%

-----------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------
                                                                                      FIDUCIARY
                                                                                        SHARES
Investment Advisory Fees                                                                0.85%
Distribution (12b-1) Fees                                                                 0%
Other Expenses                                                                          0.88%
                                                                                        ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                 1.73%
Fee Waivers                                                                             0.15%
   NET EXPENSES+                                                                        1.58%

*Does not include any wire transfer fees, if applicable.

+The Fund's adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding 1.58% for the period beginning April 1, 2005 and ending on November 29, 2005. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares: 1.56%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS

FIDUCIARY SHARES        $164      $534

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               5
HIGHMARK FUNDS
SMALL CAP ADVANTAGE FUND
--------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                   To seek long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                  U.S. common stocks
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY     Seeks to invest in small U.S. companies
                                  offering above-average growth potential
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY            Moderate to High
--------------------------------------------------------------------------------
INVESTOR PROFILE                  Risk tolerant investors seeking long-term
                                  capital appreciation
--------------------------------------------------------------------------------

[QUOTES GRAPHIC OMITTED] INVESTMENT STRATEGY

HighMark Small Cap Advantage Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of U.S. SMALL CAPITALIZATION companies that the adviser believes offer above average growth potential and attractive valuation. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of small capitalization companies.

The adviser uses an actively managed bottom-up stock selection process for choosing securities across a small-cap equity market universe that primarily includes companies represented in the Russell 2000 Index. The Fund seeks to identify those securities most attractive from a fundamental perspective, based on favorable valuation factors, supportive management criteria, and potential for price appreciation to allocate security holdings. The Fund will tend to show a preference for inexpensive stocks characterized by favorable valuation characteristics and improving catalysts.

Portfolio risk is managed using a portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return. This portfolio management process determines buy and sell decisions to maintain an equity portfolio with low diversified risk relative to the benchmark and prevent excessive risk that can come from concentrated positions. Investments are sold when, as determined by the Fund's adviser, relative fundamentals deteriorate or alternative investments become sufficiently more attractive.

In addition to holdings in primarily small-cap equity securities, the Fund may buy American Depository Receipts (ADRs) and invest in derivatives including equity index futures and exchange traded funds ("ETF" securities) as warranted. Derivatives, particularly index futures and options, may be used by the Fund to shift style or size exposure, as well as efficiently manage cash flow from shareholder redemptions or subscriptions. The Fund may invest in other investment companies, including closed-end funds that invest in securities from a single sector, country or region. Non-U.S. equity exposure is limited, under normal market conditions, to no more than 10% of the total assets of the Fund. Fixed income and cash equivalent assets will generally not exceed 10% of the total assets of the Fund under normal market conditions.

In addition to those securities described above, the Fund may invest in other types of securities including fixed income securities and very short-term debt obligations called money market securities. Investment in such securities could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page 16.

--------------------------------------------------------------------------------
[EXCLAMATION MARK GRAPHIC OMITTED] WHAT ARE THE MAIN
                                   RISKS OF INVESTING
                                   IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses the stocks of small U.S. growth companies may underperform other kinds of investments or the market as a whole.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 20.
--------------------------------------------------------------------------------

----------
PROSPECTUS
----------
6
HIGHMARK FUNDS
SMALL CAP ADVANTAGE FUND (CONTINUED)
--------------------------------------------------------------------------------

[AT SIGN GRAPHIC OMITTED] PERFORMANCE
                          INFORMATION
This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.




----------------------------------------------------------

[POUND SIGN GRAPHIC OMITTED] FUND INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------------
           Fiduciary

-----------------------------------------------------------

--------------------------------------------------------------------------------

[QUESTION MARK GRAPHIC OMITTED] DID YOU KNOW?

Companies are considered to have a SMALL CAPITALIZATION if their capitalization is generally within the range of those companies in the Russell 2000(R) Index.

--------------------------------------------------------------------------------

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               7

--------------------------------------------------------------------------------

[DOLLAR SIGN GRAPHIC OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fiduciary Shares of the Small Cap Advantage Fund. The first table describes the fees that you would pay directly from your investment if you bought or sold Fiduciary Shares. The second table describes the expenses you would pay indirectly if you held Fiduciary Shares.

-------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
-------------------------------------------------------------------------------------------------------
                                                                                             FIDUCIARY
                                                                                              SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)             0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                       0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                             0%

-------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------------------------------
                                                                                             FIDUCIARY
                                                                                              SHARES
Investment Advisory Fees                                                                       0.95%
Distribution (12b-1) Fees                                                                       0%
Other Expenses                                                                                 0.52%
                                                                                               ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                        1.47%
Fee Waiver                                                                                     0.15%
   NET EXPENSES+                                                                               1.32%

*Does not include any wire transfer fees, if applicable.

+The Fund's adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding 1.32% for the period beginning April 1, 2005 and ending on November 29, 2005. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares:          1.30%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS

Fiduciary Shares        $138      $454
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8
HIGHMARK FUNDS

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SHAREOWNER GUIDE -
HOW TO INVEST IN THE
HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider whether an investment in the International Opportunities Fund or the Small Cap Advantage Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

FOREIGN INVESTORS

The Funds do not accept investments by non-resident aliens.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Only one class of Fund Shares, Fiduciary Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark's Fiduciary Shares.

FIDUCIARY SHARES

o  No sales charge.

o  No Distribution (12b-1) fees.

o  AVAILABLE ONLY TO THE FOLLOWING INVESTORS AND ACCOUNTS:

   o Fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A., or its affiliates;

   o Non-fiduciary IRA accounts investing in a HighMark Equity or Fixed Income Fund that were established with The Bank of California, N.A., prior to June 20, 1994, and have remained open since then;

   o Investors who currently own Shares of a HighMark equity or fixed income fund that they purchased prior to June 20, 1994 within an account registered in their name with the HighMark Funds;

   o Current and retired trustees of HighMark Funds and directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California, N.A., of HighMark Funds' current or former distributors or of their respective affiliated companies who currently own Shares of HighMark Funds that they purchased before April 30, 1997;

   o Registered investment advisers who are regulated by a federal or state governmental authority, or financial planners who are purchasing Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee;

   o Retirement and other benefit plans sponsored by governmental entities; and

   o Financial Institutions that may buy Shares on their own account or as record owner on behalf of fiduciary, agency or custodial accounts, with a minimum investment of $250,000 per Fund.

THE INTERNATIONAL OPPORTUNITIES FUND AND THE SMALL CAP ADVANTAGE FUND ALSO OFFER CLASS A AND CLASS C SHARES. EACH OF THESE CLASSES HAS ITS OWN EXPENSE STRUCTURE. CLASS A AND CLASS C SHARES ARE AVAILABLE TO NON-FIDUCIARY CLIENTS OR UNION BANK OF CALIFORNIA, N.A., WHO ARE NOT OTHERWISE ELIGIBLE FOR FIDUCIARY SHARES. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

PAYMENTS TO FINANCIAL FIRMS

Your broker, dealer, financial adviser or other financial intermediary may receive certain payments and compensation described below. For purposes of the following, "financial firms" means brokers, dealers, financial advisers and other financial intermediaries.

A Fund may make payments under HighMark Funds' shareholder services plan relating to the Fiduciary Shares to financial firms that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a financial firm is compensated by the applicable Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the applicable class of Shares of such Fund. The shareholder services plan is more fully described in the Statement of Additional Information (SAI). Financial firms may also receive sales charges, distribution fees, servicing fees and other compensation relating to other classes of Shares and other investment portfolios of HighMark Funds not offered in this prospectus.

The Funds' administrator, SEI Investments Global Funds Services, may pay out of its own assets compensation to financial firms for the sale and distribution of the Shares of the Funds and/or for the servicing of Shares. Payments made by the Funds' administrator may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm's examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial firm's list of mutual funds available for purchase by its clients; (3) fees for providing the Funds with "shelf space" and/or a higher profile for a financial firm's financial consultants and their customers and/or placing the Funds on the financial firm's preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares; (5) payments in

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                                                                      PROSPECTUS
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                                                                               9

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connection with attendance at sales meetings for the promotion of the sale of
Shares; (6) payments for maintaining shareholder accounts on a financial firm's platform; and (7) payments for the sale of Shares and/or the maintenance of share balances. HighMark Capital Management, Inc. may also pay out of its own assets fees to financial firms for providing the Funds with "shelf space" and/or a higher profile for the financial firms' financial consultants and their customers and/or placing the Funds on the financial firms' preferred or recommended lists.

Payments made by the Funds' administrator to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of financial firms and their salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

If investment advisers, administrators, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular Share class over other Share classes. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Funds, HighMark Capital Management, Inc., the Funds' administrator and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase.

HighMark Capital Management, Inc. does not consider sales of Shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Funds may receive commissions from a Fund in connection with the execution of the Fund's portfolio transactions.

OPENING AN ACCOUNT

1. Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for the Funds are as follows:

   o  INITIAL PURCHASE:       $1,000 for each Fund

                              $250 for current and retired trustees of HighMark Funds and directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, N.A., SEI Investments Distribution Co. and their affiliates.



   o  ADDITIONAL PURCHASES:   $100 for each Fund

   We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Distributor at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

   What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening an account.

   HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

   In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

   Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

   Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

   However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your

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PROSPECTUS
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10
HIGHMARK FUNDS

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   account at the then-current day's price and remit proceeds to you via check.
   HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE FUNDS' DISTRIBUTOR (DISTRIBUTOR) OR THE FUNDS' ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

BUYING SHARES

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
OPENING AN ACCOUNT

o Deliver your completed application to your financial representative, or mail it to the Funds' transfer agent (Transfer Agent) (address below).

o Obtain your Fund account number by calling your financial representative or our Transfer Agent.

o  Instruct your bank to wire the amount of your investment to:

   State Street Bank and Trust Company
   225 Franklin Street
   Boston, MA 02101
   ABA# 011000028
   DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

o Call our Transfer Agent before wiring any funds.

o Instruct your bank to wire the amount of your investment to:

   State Street Bank and Trust Company
   225 Franklin Street
   Boston, MA 02101
   ABA# 011000028
   DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

TRANSFER AGENT ADDRESS:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
o Call us at 1-800-433-6884 or contact your financial representative to request an exchange.

Contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
o Contact your financial institution to find out more about their procedures for transmitting orders to HighMark Funds.
--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
o Obtain a current prospectus for the Fund or other investment portfolio of HighMark Funds into which you are exchanging by calling us or contacting your financial representative.

o  Call us or contact your financial representative to request an exchange.

To make systematic withdrawals from an account, see "Investor Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

o  you are selling more than $5,000 worth of Shares.

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or to a bank account other than that on record.

o  you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND: The Funds reserve the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES: Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account


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                                                                      PROSPECTUS
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                                                                              11

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balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell some of your Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your balance up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES: You may exchange Fiduciary Shares of one HighMark Fund for Fiduciary Shares of another HighMark Fund (the "new Fund"), provided that you:

o  Are qualified to invest in the new Fund.

o  Satisfy the initial and additional investment minimums for the new Fund.

o  Invest in the same Share class in the new Fund as you did in the previous
   Fund.

o Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging. You may also exchange your Fiduciary Shares of a HighMark Fund for Class A or Class C Shares of another HighMark Fund. In that case, your cost for buying Shares in the new Fund is based on the relative net asset value of the Shares you are exchanging plus any applicable sales charge.

TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value per share of a class is calculated according to the following formula:

   (Total mkt. value of the Fund's investments and other assets allocable to the class - the class's liabilities)

   (divide) Total number of the Fund's Shares outstanding in the class

   = The class's net asset value per share

We determine the net asset value (NAV) of the Funds as of the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), every business day, based on the current market price of a Fund's securities. If that is not available, we value its securities by using a method that HighMark Funds' Board of Trustees believes accurately reflects fair value.

With regards to securities held by the Funds that are primarily listed on foreign exchanges, because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund's Shares may change on days when shareholders are not able to buy or sell them. Furthermore, the closing price of such securities may no longer reflect their market value at the time a Fund calculates its NAV if an event that could materially affect the value of the Fund's foreign investments has occurred between the time of the security's last close and the time that the Fund calculates its NAV. If a Fund's adviser becomes aware that such an event has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates its net asset value, it will contact the Fund's administrator and request that a Fair Value Committee meeting be called. In addition, if price movements in certain monitored indices or securities exceed levels established by the administrator, the administrator will notify a Fund's adviser that such limits have been exceeded and request that a Fair Value Committee meeting be called.

In the event that a Fund values its securities using the procedures described above, the Fund's NAV may be higher or lower than would have been the case if the Fund had not used its fair valuation procedures. For further information about how we determine the value of a Fund's investments, see the SAI.

BUY AND SELL PRICES. When you buy Fiduciary Shares of a Fund, the amount you pay per share is based on the net asset value per share of such class of Shares next determined after we receive your order. When you sell Fiduciary Shares of a Fund, the amount of your proceeds are based on the net asset value per share of such class of Shares next determined after we receive your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day"). The New York Stock Exchange is closed on weekends and national holidays.

o PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

o PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest and it is received by the Transfer Agent prior to 1:00 p.m. PT (4:00 p.m. ET). If the Transfer Agent does not receive the money you plan to wire by this deadline, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

o SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order the following business day.

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12
HIGHMARK FUNDS

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The Transfer Agent may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the Distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealer to promptly forward purchase or redemption orders to the Transfer Agent. Broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Fund.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of HighMark Funds' overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, HighMarkFunds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.

FREQUENT PURCHASES AND REDEMPTIONS OF
FUND SHARES

HighMark Fund's Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of shares of HighMark Funds or excessive or short-term trading that may disadvantage long-term HighMark Fund shareholders. These policies are described below.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While the Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect a Fund's performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 1:00 p.m. Pacific time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before a Fund calculates its own share price (referred to as "time zone arbitrage"). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder's ability to engage in time zone arbitrage to the detriment of the other shareholders of the Funds.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those Funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made primarily for investment purposes. Each Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions

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                                                                      PROSPECTUS
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                                                                              13

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representing excessive trading and transactions accepted by any shareholder's financial adviser. In addition, the Funds' adviser will use its best efforts to detect short-term trading activity in a Fund's Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. The adviser, however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage a Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund's underlying beneficial owners. In the event that the Funds or their agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

DISCLOSURE OF PORTFOLIO HOLDINGS

HighMark Capital Management, Inc., the Funds' adviser, has established a policy with respect to the disclosure of a HighMark Fund's portfolio holdings. A description of this policy is provided in the SAI. In addition, each Fund's top ten monthly portfolio holdings are generally available to you two days after the end of the period by clicking on "Funds and Performance" on the HighMark Funds website.

Note that the Funds or their adviser may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders.

DIVIDENDS AND DISTRIBUTIONS

As a mutual fund Shareholder, you may receive capital gains and/or income from your investment. The Funds may periodically declare dividends from net investment income separately for each class of shares and, if declared, pay them to shareholders on a date approved by HighMark Funds' Board of Trustees. The Funds distribute any net capital gains they have realized at least once a year. Neither of the Funds has a targeted dividend rate nor guarantees that it will pay any dividends or other distributions.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. To make either type of notification, send a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the Internal Revenue Service
(IRS) treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the SAI.

TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a Fund's shares for shares of another HighMark Fund will be treated as a sale of the Fund's shares and, as with all sales and redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

TAXES ON FUND DISTRIBUTIONS

o FEDERAL TAXES: The IRS generally treats any dividends and short-term capital gains you receive from the Funds as ordinary income. Distributions of investment income designated by a Fund as derived from "qualified investment income" will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level.

o STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

o TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net long-term capital gains you receive from a Fund will be taxed at the long-term federal capital gains rate, regardless of how long you've owned Shares in the Fund. Some states also tax long-term capital gain distributions at a special rate.

o "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

o REINVESTMENT: A Fund's distributions, whether received in cash or reinvested in additional Shares of the Fund, may be subject to federal income tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF FUNDS INVESTING IN FOREIGN
SECURITIES: If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other

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14
HIGHMARK FUNDS

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payments or gains your Fund earns on these securities. In general, Shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a Fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. SEE THE SAI FOR FURTHER DETAILS. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per Fund is $100.* AIP is available only to current Shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.

To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

*There is a $50 monthly minimum for current or retired trustees of HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per HighMark Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

o Have at least $5,000 in your HighMark Fund account(s).

o Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

SWP via check will only run on the 25th of each month. SWP via the Automated Clearing House ("ACH") can be run on any date. If your automatic withdrawals through SWP exceed the income your HighMark Fund(s) normally pay, your withdrawals may, over time, deplete your original investmentor exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per Share of your HighMark Fund(s) may also deplete your principal.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (which may require a medallion guarantee).

Please contact HighMark Funds at 1-800-433-6884 for more information.

SYSTEMATIC EXCHANGE PLAN: HighMark's Systematic Exchange Plan allows shareholders of a class of HighMark money market or fixed-income funds to make regular exchanges from their accounts into the same class of a HighMark equity fund, including the International Opportunities Fund and the Small Cap Advantage Fund. The minimum monthly exchange is $1,200 per HighMark Fund. You can choose to make these exchanges on a monthly, quarterly, semi-annual or annual basis for a fixed period of time.

To participate in the Systematic Exchange Plan, you must:

o Have at least $5,000 in your HighMark money market or fixed-income fund account(s).

o  Have your dividends automatically reinvested.

To take part in the Systematic Exchange Plan, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).


MORE ABOUT
HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of Union Bank of California, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is a publicly held corporation which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. (BTM). BTM is in turn a wholly owned subsidiary of Mitsubishi Tokyo Financial Group, Inc. As of September 30, 2004, UnionBanCal Corporation and its subsidiaries had approximately $47.0 billion in consolidated assets. As of the same date, HighMark Capital Management had approximately $17.9 billion in assets under management.
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HighMark Capital Management (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1917.

For its advisory services to the International Opportunities Fund, HighMark Capital Management is entitled to receive management fees at an annual rate of 0.85% of the Fund's average daily net assets. For its advisory services to the Small Cap Advantage Fund, HighMark Capital Management is entitled to receive management fees at an annual rate of 0.95% of the Fund's average daily net assets.

PORTFOLIO MANAGERS

All investment decisions for the Funds are made by a team of investment professionals, all of whom take an active part in the decision making process.

FINANCIAL HIGHLIGHTS

Financial information for the Funds is not presented because Shares of the Funds were not offered prior to the date of this Prospectus.
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HIGHMARK FUNDS

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OTHER INVESTMENT MATTERS

No Fund is a complete investment program. The investment objectives or goals of the Funds and the investment policies of the Funds can be changed without shareholder approval, except for the policies that are identified as "fundamental" in the SAI.

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Funds may invest.

FUND NAME                                                            FUND CODE

International Opportunities Fund                                     1
Small Cap Advantage Fund                                             2

INSTRUMENT                                                           FUND CODE          RISK TYPE
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs are foreign                1-2                Market
Shares of a company held by a U.S. bank that issues a receipt                           Political
evidencing ownership. ADRs pay dividends in U.S. dollars.                               Foreign Investment
-------------------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts               1-2                Credit
drawn on and accepted by a commercial bank. They generally                              Liquidity
have maturities of six months or less.                                                  Market
-------------------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted government or corporate        1-2                Market
securities that obligate the issuer to pay the bondholder                               Credit
a specified sum of money, usually at specific intervals, and to                         Prepayment/Call
repay the principal amount of the loan at maturity.
-------------------------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the right        1-2                Management
to buy, and obligates the seller of the option to sell, a security                      Liquidity
at a specified price. A put option gives the buyer the right to                         Credit
sell, and obligates the seller of the option to buy, a security                         Market
at a specified price. The Funds may buy call and put options and                        Leverage
will sell only covered call options.
-------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a               1-2                Market
stated maturity.                                                                        Credit
                                                                                        Liquidity
-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term                   1-2                Credit
promissory notes issued by corporations and other entities.                             Liquidity
Their maturities generally vary from a few days to nine months.                         Market
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                      1-2                Market
-------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that convert        1-2                Market
to common stock.                                                                        Credit
-------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an              1-2                Management
underlying contract, index or security, or any combination                              Market
thereof, including futures, options (e.g., puts and calls), options                     Credit
on futures, swap agreements, and some mortgage-backed                                   Liquidity
securities.                                                                             Leverage
                                                                                        Prepayment/Call
                                                                                        Hedging (with respect to the
                                                                                        International Opportunities Fund)

-------------------------------------------------------------------------------------------------------------------------------

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
INSTRUMENT                                                           FUND CODE          RISK TYPE
-------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies including     1-2                Market
ADRs and Global Depository Receipts (GDRs), as well as                                  Political
commercial paper of foreign issuers and obligations of foreign                          Foreign Investment
governments, companies, banks, overseas branches of U.S. banks                          Liquidity
or supranational entities.                                                              Emerging Market
                                                                                        Prepayment/Call
-------------------------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS: An obligation to                 1                  Management
purchase or sell a specific amount of a currency at a fixed                             Liquidity
future date and price set by the parties involved at the time                           Credit
the contract is negotiated.                                                             Market
                                                                                        Political
                                                                                        Leverage
                                                                                        Foreign Investment
-------------------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the            1-2                Management
future sale and purchase of a specific amount of a specific                             Market
security, class of securities, or index at a specified time in                          Credit
the future and at a specified price. The Funds may invest                               Liquidity
in futures and options on futures for the purpose of achieving                          Leverage
their objectives and for adjusting their portfolio's duration.
Each of these Funds will limit their obligations under futures contracts and related options subject to the requirements
of the Securities and Exchange Commission.
-------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be sold       1-2                Liquidity
within seven business days at the value the Fund has estimated                          Market
for them. Each Fund may invest up to 15% of its net assets in illiquid securities.
-------------------------------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities such as               1-2                Market
Standard & Poor's Depository Receipts ("SPDRs") and
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent
ownership in a long-term unit investment trust that holds a
portfolio of common stocks designed to track the price
performance and dividend yield of an index, such as the S&P
500 Index or the NASDAQ-100 Index. Index- based securities
entitle a holder to receive proportionate quarterly cash
distributions corresponding to the dividends that accrue to
the index stocks in the underlying portfolio, less trust
expenses. Exchange Traded Funds are actively traded on
national securities exchanges and are generally based on
specific domestic and foreign market indices. An "index-based
ETF" seeks to track the performance of an index holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.
-------------------------------------------------------------------------------------------------------------------------------

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
INSTRUMENT                                                           FUND CODE          RISK TYPE
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of registered                  1-2                Market
investment companies. These may include HighMark money
market funds and other registered investment companies for
which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor.
Each of the Funds may invest up to 5% of its assets in the
Shares of any one registered investment company. A Fund may
not, however, own more than 3% of the securities of any one
registered investment company or invest more than 10% of its assets in the Shares of other registered investment
companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that
investment company, which are in addition to the management
fees the Fund pays its own adviser.
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE SECURITIES: Securities rated BBB or higher          1-2                Market
by Standard & Poor's; Baa or better by Moody's; similarly                               Credit
rated by other nationally recognized rating organizations; or,                          Prepayment/Call
if not rated, determined to be of comparably high quality by a Fund's adviser.
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar-             1-2                Market
denominated debt securities with remaining maturities of one                            Credit
year or less. These may include short-term U.S. government
obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S.
government securities, certificates of deposit, bankers'
acceptances, and other financial institution obligations.
These securities may carry fixed or variable interest rates.
-------------------------------------------------------------------------------------------------------------------------------
OBLIGATIONS OF SUPRANATIONAL AGENCIES: Securities issued             1-2                Credit
by supranational agencies that are chartered to promote                                 Foreign Investment
economic development and are supported by various                                       Prepayment/Call
governments and government agencies.
-------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: Equity securities that generally pay dividends     1-2                Market
at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and                1-2                Market
the simultaneous commitment to return the security to the                               Leverage
seller at an agreed upon price on an agreed upon date.
This is treated as a loan.
-------------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS: The sale of a security                1-2                Market
and the simultaneous commitment to buy the security back                                Leverage
at an agreed upon price on an agreed upon date. This is
treated as a borrowing by a Fund.
-------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the           1-2                Liquidity
Securities Act of 1933, such as privately placed commercial                             Market
paper and Rule 144A securities.
-------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the              1-2                Market
Fund's total assets. In return the Fund will receive cash, other                        Leverage
securities and/or letters of credit.                                                    Liquidity
                                                                                        Credit
-------------------------------------------------------------------------------------------------------------------------------

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                                                                              19

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
INSTRUMENT                                                           FUND CODE          RISK TYPE
-------------------------------------------------------------------------------------------------------------------------------
SWAP AGREEMENTS: A transaction where one security or                 1-2                Management
characteristic of a security is swapped for another. An example                         Market
is when one party trades newly issued stock for existing bonds                          Credit
with another party.                                                                     Liquidity
                                                                                        Leverage
-------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in           1-2                Liquidity
exchange for a deposit of money.                                                        Credit
                                                                                        Market
-------------------------------------------------------------------------------------------------------------------------------
TREASURY RECEIPTS: Treasury receipts, Treasury investment            1-2                Market
growth receipts, and certificates of accrual of Treasury securities.
-------------------------------------------------------------------------------------------------------------------------------
UNIT INVESTMENT TRUSTS: A type of investment vehicle,                1-2                Market
registered with the Securities and Exchange Commission
under the Investment Company Act of 1940, that purchases a
fixed portfolio of income-producing securities, such as
corporate, municipal, or government bonds, mortgage-backed
securities, or preferred stock. Unit holders receive an
undivided interest in both the principal and the income
portion of the portfolio in proportion to the amount of
capital they invest. The portfolio of securities remains
fixed until all the securities mature and unit holders have
recovered their principal.
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by              1-2                Market
agencies and instrumentalities of the U.S. government. These                            Credit
include Ginnie Mae, Fannie Mae, and Freddie Mac.                                        Prepayment/Call
-------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded    1-2                Market
registered interest and principal securities, and coupons under bank entry safekeeping.
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with             1-2                Credit
interest rates that are reset daily, weekly, quarterly or on                            Liquidity
some other schedule. Such instruments may be payable to                                 Market
a Fund on demand.
-------------------------------------------------------------------------------------------------------------------------------
WARRANTS: Securities that give the holder the right to buy a         1-2                Market
proportionate amount of common stock at a specified price.                              Credit
Warrants are typically issued with preferred stock and bonds.
-------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: A                    1-2                Market
purchase of, or contract to purchase, securities at a fixed                             Leverage
price for delivery at a future date. The portfolio managers                             Liquidity
of each Fund expect that commitments to enter into forward                              Credit
commitments or purchase when-issued securities will not
exceed 25% of the Fund's total assets.
-------------------------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of               1-2                Credit
debt that pay no interest, but are issued at a discount from                            Market
their value at maturity. When held to maturity, their entire                            Zero Coupon
return equals the difference between their issue price and
their maturity value.
-------------------------------------------------------------------------------------------------------------------------------

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HIGHMARK FUNDS

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OTHER RISKS

HighMark Funds also offers shares of the Income Plus Allocation Fund, Growth & Income Allocation Fund and Capital Growth Allocation Fund (collectively the "Asset Allocation Portfolios"). Each of the Asset Allocation Portfolios is a "fund-of-funds" that invests in other mutual funds within the HighMark Funds family. Fiduciary shares of the Funds are offered to the Asset Allocation Portfolios. The Asset Allocation Portfolios, individually or collectively, may own significant amounts of shares of each Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of shares of any of the Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of a Fund as a result of the activity of other investors, a Fund's asset levels and its then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Fund to purchase or sell portfolio securities, increasing the Fund's transaction costs and possible reducing the Fund's performance.

GLOSSARY OF
INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

EMERGING MARKET RISK. To the extent that a Fund does invest in emerging markets to enhance overall returns, it may face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also FOREIGN INVESTMENT RISK below.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a fund's hedging transactions will be effective.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a fund.

MANAGEMENT RISK. The risk that a strategy used by a fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, especially if it occurs rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For

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                                                                      PROSPECTUS
                                                                      ----------
                                                                              21

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fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"or repaya high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

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22
HIGHMARK FUNDS

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NOTES

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                              23

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NOTES

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PROSPECTUS
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24
HIGHMARK FUNDS

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NOTES

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HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER
HIGHMARK CAPITAL MANAGEMENT, INC.
475 Sansome Street
San Francisco, CA 94111

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
475 Sansome Street
San Francisco, CA 94111

ADMINISTRATOR & DISTRIBUTOR
SEI INVESTMENTS GLOBAL FUNDS SERVICES
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
DELOITTE & TOUCHE LLP
350 South Grand Avenue, Suite 200
Los Angeles, CA 90071

TRANSFER AGENT
STATE STREET BANK & TRUST COMPANY
PO Box 8416
Boston, MA 02266


HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

To obtain the SAI free of charge, or for more information:

BY TELEPHONE:  call 1-800-433-6884

BY MAIL:    write to us at
            SEI Investments Distribution Co.
            1 Freedom Valley Drive
            Oaks, PA 19456

BY INTERNET:  www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov. or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

HighMark Funds' Investment Company Act registration number is 811-05059.



--------------------------------------------------------------------------------
[MOUNTAIN RANGE GRAPHIC OMITTED]

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[LOGO OMITTED]  HIGHMARK[R]
                FUNDS


445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

WWW.HIGHMARKFUNDS.COM
                                                                 HMK-PS-019-0100

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
                                 HIGHMARK FUNDS

                        INTERNATIONAL OPPORTUNITIES FUND
                            SMALL CAP ADVANTAGE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 1, 2005

         This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of the HighMark International Opportunities Fund and Small Cap Advantage Fund (Retail Shares) and the Prospectus of the HighMark International Opportunities Fund and Small Cap Advantage Fund (Fiduciary Shares), each dated April 1, 2005 (collectively, the "Prospectuses") and any of their supplements. This Statement of Additional Information is incorporated in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing the distributor, SEI Investments Distribution Co. (the "Distributor"), at 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456, or by telephoning toll free 1-800-433-6884. Capitalized terms used but not defined in this Statement of Additional Information have the same meanings as set forth in the Prospectuses.

                                                 TABLE OF CONTENTS
                                                                                                               PAGE
                                                                                                               ----
HIGHMARK FUNDS....................................................................................................1
   Equity Securities..............................................................................................2
   Debt Securities................................................................................................2
   Convertible Securities.........................................................................................2
   Bank Instruments...............................................................................................3
   Commercial Paper and Variable Amount Master Demand Notes.......................................................4
   Lending of Portfolio Securities................................................................................4
   REpurchase Agreements..........................................................................................4
   Reverse Repurchase Agreements..................................................................................5
   U.S. Government Obligations....................................................................................5
   Adjustable Rate Notes..........................................................................................6
   Shares of Mutual Funds.........................................................................................6
   When Issued Securities and Forward Commitments.................................................................7
   Zero-Coupon Securities.........................................................................................7
   Options (Puts and Calls) on Securities.........................................................................8
   Covered Call Writing...........................................................................................8
   Purchasing Call Options........................................................................................9
   Purchasing Put Options........................................................................................10
   Options in Stock Indices......................................................................................10
   Risk Factors in Options Transactions..........................................................................11
   Futures Contracts and Related Options.........................................................................12
   Options on Securities' Futures Contracts......................................................................14
   Risk of Transactions in Securities' Futures Contracts and Related Options.....................................14
   Index Futures Contracts.......................................................................................15
   Options on Index Futures Contracts............................................................................16
   Foreign Investment............................................................................................16
   Foreign Currency Transactions.................................................................................16
   Transaction Hedging...........................................................................................17
   Position Hedging..............................................................................................17
   Currency Forward Contracts....................................................................................18
   General Characteristics of Currency Futures Contracts.........................................................19
   Index-Based Investments.......................................................................................19
   Small Cap/Special Equity Situation Securities.................................................................20
   High Yield Securities.........................................................................................20
   Money Market Instruments......................................................................................21
   Treasury Receipts.............................................................................................22
   Illiquid Securities...........................................................................................22
   Restricted Securities.........................................................................................23
INVESTMENT RESTRICTIONS..........................................................................................23
   1940 Act Restrictions.........................................................................................24
   Voting Information............................................................................................26
PORTFOLIO TURNOVER...............................................................................................26
DISCLOSURE OF PORTFOLIO HOLDINGS.................................................................................26


                                                        -i-

VALUATION........................................................................................................27
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................................................................28
   Purchases Through Financial Institutions......................................................................29
   Sales Charges.................................................................................................30
   Sales Charge Reductions and Waivers...........................................................................31
   Additional Federal Tax Information............................................................................32
MANAGEMENT OF HIGHMARK FUNDS.....................................................................................38
   Trustees and Officers.........................................................................................38
   Codes of Ethics...............................................................................................46
   Investment Adviser............................................................................................46
   Portfolio Transactions........................................................................................47
   Board Approval of the Investment Advisory Agreement...........................................................48
   Administrator and Sub-Administrator...........................................................................49
   Glass-Steagall Act............................................................................................51
   Shareholder Services Plans....................................................................................51
   Expenses......................................................................................................52
   Distributor...................................................................................................52
   Transfer Agent and Custodian Services.........................................................................54
   Independent Registered Public Accounting Firm.................................................................55
   Legal Counsel.................................................................................................55
ADDITIONAL INFORMATION...........................................................................................56
   Proxy Voting Policies and Procedures..........................................................................56
   Description of Shares.........................................................................................56
   Shareholder and Trustee Liability.............................................................................58
   Share Ownership...............................................................................................58
   Miscellaneous.................................................................................................58
APPENDIX A.......................................................................................................60
APPENDIX B.......................................................................................................65


                                                       -ii-

                       STATEMENT OF ADDITIONAL INFORMATION

                                 HIGHMARK FUNDS
                    HIGHMARK INTERNATIONAL OPPORTUNITIES FUND
                            SMALL CAP ADVANTAGE FUND

         HighMark Funds is a diversified, open-end management investment company. HighMark Funds was organized as a Massachusetts business trust on March 10, 1987 and presently consists of twenty series of units of beneficial interest ("Shares"). This Statement of Additional Information pertains to two of the series of HighMark Funds, the HighMark International Opportunities Fund and the HighMark Small Cap Advantage Fund (each a "Fund" and collectively the "Funds").

         As described in the Prospectuses, the Funds have been divided into three classes of Shares, designated Class A Shares, Class C Shares and Fiduciary Shares for purposes of HighMark Funds' Distribution Plans and Shareholder Services Plans. The Distribution Plans apply only to the Funds' Class A and Class C Shares. Holders of Shares of the Funds are sometimes referred to in this Statement of Additional Information collectively as "shareholders".

         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses. No investment in Shares of the Funds should be made without first reading the applicable Fund's Prospectus for such Shares.

                 ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         The following investment strategies supplement the investment objective and policies of the Funds as set forth in the Prospectuses.

         1. EQUITY SECURITIES. Equity Securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions, political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks, may be especially sensitive to these factors. To the extent a Fund invests in equity securities, that Fund's Shares will fluctuate in value, and thus equity securities may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

         2. DEBT SECURITIES. The Funds may invest in debt securities within the four highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") and comparable unrated securities. Securities rated BBB by S&P or Baa by Moody's are considered investment grade, but are deemed by these rating services to have some speculative characteristics, and adverse economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade bonds. Should subsequent events cause the rating of a debt security purchased by a Fund to fall below the fourth highest rating category, HighMark Capital Management, Inc. (the "Adviser") will consider such an event in determining whether a Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Funds would suffer a loss on the sale of such security.

         Depending upon prevailing market conditions, a Fund may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Adviser will consider many factors other than current yield, including the preservation of capital, the potential for realizing capital appreciation, maturity, and yield to maturity.

         From time to time, the equity and debt markets may fluctuate independently of one another. In other words, a decline in equity markets may in certain instances be offset by a rise in debt markets, or vice versa. As a result, a fund with a balance of equity and debt investments, may entail less investment risk (and a potentially smaller investment return) than a mutual fund investing primarily in equity securities.

         3. CONVERTIBLE SECURITIES. Consistent with its objective policies and restrictions, the Funds may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Convertible Bonds are bonds convertible into a set number of shares of another form of security (usually common stock) at a prestated price. Convertible bonds have characteristics similar to both fixed-income and equity securities. Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Convertible preferred stock is preferred stock exchangeable for a given number of common stock shares, and has characteristics similar to both fixed-income and equity securities.

         Because convertible securities can be converted into common stock, their values will normally vary in some proportion with those of the underlying common stock. Convertible securities usually provide a higher yield than the underlying common stock, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying common stock. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates.

         Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

         The Funds will not purchase any convertible debt security or convertible preferred stock unless it has been rated as investment grade at the time of acquisition by an NRSRO or is not rated but is determined to be of comparable quality by the Adviser.

         4. BANK INSTRUMENTS. Consistent with its investment objective, policies, and restrictions, each Fund may invest in bankers' acceptances, certificates of deposit, and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

         Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

         5. COMMERCIAL PAPER AND VARIABLE AMOUNT MASTER DEMAND NOTES. Consistent with its investment objective, policies, and restrictions, the Funds may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

         Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

         6. LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Funds may lend their portfolio securities to broker-dealers, banks or other institutions. During the time portfolio securities are on loan from a Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Funds or the borrower at any time. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, a Fund will receive at least 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the lending agent, with oversight by the Adviser, and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Funds. The Funds may lend portfolio securities in an amount representing up to 33 1/3% of the value of each Fund's total assets.

         7. REPURCHASE AGREEMENTS. Securities held by the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund will deal with financial institutions such as member banks of the Federal Deposit Insurance Corporation having, at the time of investment, total assets of $100 million or more and with registered broker-dealers that the Adviser deems creditworthy under guidelines approved by HighMark Funds' Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase the securities at a mutually agreed-upon date and price, and the repurchase price will generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 100% of the repurchase price (including accrued interest) and the Custodian, with oversight by the Adviser, will monitor the collateral's value daily and initiate calls to request that collateral be restored to appropriate levels. In addition, securities subject to repurchase agreements will be held in a segregated custodial account.

         If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement or the Fund's disposition of the underlying securities was delayed pending court action. Additionally, although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, HighMark Funds' Board of Trustees believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by HighMark Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

         8. REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective, fundamental investment restrictions and non-fundamental policies. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. The Funds intend to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into reverse repurchase agreements, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Funds is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         9. U.S. GOVERNMENT OBLIGATIONS. The Funds may, consistent with their investment objective, policies, and restrictions, invest in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from otherwise comparable corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will in many cases not affect interest income on existing portfolio securities, but will be reflected in a Fund's net asset value. Because the magnitude of these fluctuations will generally be greater at times when a Fund's average maturity is longer, under certain market conditions the Funds may invest in short-term investments yielding lower current income rather than investing in higher yielding longer-term securities.

         10. ADJUSTABLE RATE NOTES. Consistent with its investment objective, policies, and restrictions, the Funds may invest in "adjustable rate notes," which include variable rate notes and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note's market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's non-fundamental 15% limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Funds to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

         As used above, a note is "subject to a demand feature" where the Funds are entitled to receive the principal amount of the note either at any time on not more than thirty days' notice or at specified intervals, not exceeding 397 days and upon not more than thirty days' notice.

         11. SHARES OF MUTUAL FUNDS. The Funds may invest in the securities of other investment companies (including exchange traded funds) to the extent permitted by the 1940 Act or pursuant to an exemption therefrom. Currently, the 1940 Act permits a Fund to invest up to 5% of its total assets in the shares of any one investment company, but it may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other investment companies. In accordance with an exemptive order issued to HighMark Funds by the Securities and Exchange Commission (the "SEC"), such other registered investment companies securities may include shares of a money market fund of HighMark Funds, and may include registered investment companies for which the Adviser, or an affiliate of such Adviser, serves as investment adviser, administrator or distributor or provides other services. Because other investment companies employ an investment adviser, such investment by a Fund may cause shareholders of the Fund to bear duplicative fees. The Adviser will waive its advisory fees attributable to the assets of the investing Fund invested in a money market fund of HighMark Funds. Additional restrictions on the Fund's investments in the securities of a money market mutual fund are set forth under "Investment Restrictions" below.

         Exchange Traded Funds ("ETFs") are not subject to the 1940 Act limits investment described above. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts ("UITs"). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

         12. WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Funds may enter into forward commitments or purchase securities on a "when-issued" basis, which means that the securities will be purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will generally not pay for such securities and no interest accrues on the securities until they are received by the Fund. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

         When a Fund agrees to purchase securities on a "when-issued" basis or enter into forward commitments, HighMark Funds' custodian will be instructed to set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. A Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of a Fund's commitment.

         The Funds expect that commitments to enter into forward commitments or purchase "when-issued" securities will not exceed 25% of the value of their respective total assets under normal market conditions; in the event a Fund exceeded this 25% threshold, the Fund's liquidity and the Adviser's ability to manage it might be adversely affected. In addition, the Funds do not intend to purchase "when-issued" securities or enter into forward commitments for speculative or leveraging purposes but only in furtherance of a Fund's investment objective.

         13. ZERO-COUPON SECURITIES. Consistent with its objectives, the Funds may invest in zero-coupon securities, which are debt securities that do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accrued. The value of these securities may fluctuate more than similar securities that are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Funds and distributed to its shareholders. These distributions must be made from a Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Funds will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result. The amount included in income is determined under a constant interest rate method. In addition, if an obligation is purchased subsequent to its original issue, a holder may elect to include market discount in income currently on a ratable accrual method or a constant interest rate method. Market discount is the difference between the obligation's "adjusted issue price" (the original issue price plus original issue discount accrued to date) and the holder's purchase price. If no such election is made, gain on the disposition of a market discount obligation is treated as ordinary income (rather than capital gain) to the extent it does not exceed the accrued market discount.

         14. OPTIONS (PUTS AND CALLS) ON SECURITIES. The Funds may buy options (puts and calls), and write call options on a covered basis. Under a call option, the purchaser of the option has the right to purchase, and the writer (a
Fund) the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to purchase, the underlying security at the exercise price during the option period.

         There are risks associated with such investments, including the following: (1) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by a Fund and the price of options; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

         15. COVERED CALL WRITING. The Funds may write covered call options from time to time on such portion of its assets, without limit, as the Adviser determines is appropriate in seeking to obtain its investment objective. A Fund will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case a Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Funds of writing covered calls is that the Funds receive a premium which is additional income. However, if the value of the security rises, the Funds may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, which requires the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Funds to write another call option on the underlying security with either a different exercise price or expiration date or both. The Funds may realize a net gain or loss from a closing purchase transaction, depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Funds will realize a short term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Funds will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         The Funds will write call options only on a covered basis, which means that the Funds will own the underlying security subject to a call option at all times during the option period or will own the right to acquire the underlying security at a price equal to or below the option's strike price. Unless a closing purchase transaction is effected, the Funds would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Funds will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         16. PURCHASING CALL OPTIONS. The Funds may purchase call options to hedge against an increase in the price of securities that the Funds want ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Funds might have realized had it bought the underlying security at the time it purchased the call option. The Funds may sell, exercise or close out positions as the Adviser deems appropriate.

         17. PURCHASING PUT OPTIONS. The Funds may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

         18. OPTIONS IN STOCK INDICES. The Funds may engage in options on stock indices. A stock index assigns relative values to the common stock included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return of the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange, American Stock Exchange and London Stock Exchange.

         A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a

Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

         A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.

         19. RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options strategies depends on the ability of the Adviser to forecast interest rate and market movements correctly.

         When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investments in those securities notwithstanding the lack of a change in price of those securities.

         The effective use of options also depends on a Fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. Although a Fund will take an option position only if the Adviser believes there is liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

         Disruptions in the markets for securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets, such as the London Options

Clearing House, may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

         20. FUTURES CONTRACTS AND RELATED OPTIONS. The Funds may invest in futures and related options based on any type of financial security or index traded on U.S. or foreign exchanges, or over the counter as long as the underlying security or the securities represented by the future or index are permitted investments of the Funds. Futures and options can be combined with each other in order to adjust the risk and return parameters of the Funds. The Funds may enter into futures contracts, typically related to capital market indices or specific financial securities.

         A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. Purchasing a futures contract creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. In certain cases, financial futures are settled in cash and therefore do not settle in delivery of the actual underlying commodity. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on the commodity exchange or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures traded on non-U.S. exchanges are governed by similar local agencies and approved for use by the CFTC for U.S. investors.

         Although some futures contracts call for actual delivery or acceptance of a commodity or security, financial contracts are usually settled in cash or closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

         Settlement of a futures contract does not require exchange of funds based on a price paid or received upon purchase or sale, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities or other acceptable securities as specified by the specific futures contract. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Funds to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

         Subsequent payments, called "variation margin," are made on a daily basis to the listing exchange as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Gains and losses on futures contracts are therefore recognized on a daily basis.

         A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate an exposure or hedge position held by the Fund. Such opening or closing transactions involve additional commission costs.

         In addition, to the extent consistent with their investment objectives and policies, the Funds may invest in currency futures contracts. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Futures contracts are designed by and traded on exchanges. A Fund would enter into futures contracts solely for hedging or other appropriate risk management purposes as defined in the controlling regulations.

         At the maturity of a futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in the futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Funds intend to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin, as described below.

         The Funds may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between particular currencies or between foreign currencies in which the Funds' securities are or may be denominated. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into a Fund's investment strategy.

         When the Adviser believes that the currency of a particular country may suffer a significant decline against another currency, a Fund may enter into a currency contract to sell, for the appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. A Fund may realize a gain or loss from currency transactions.

         21. OPTIONS ON SECURITIES' FUTURES CONTRACTS. The Funds will enter into written options on securities' futures contracts only when in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Funds' custodian. A Fund may purchase and write call and put options on the futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

         As with options on securities, the holder or writer of an option may terminate his or her position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

         A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

         Aggregate initial margin deposits for futures contracts (including futures contracts on securities, indices and currency) and premiums paid for related options may not exceed 5% of a Fund's total assets.

         22. RISK OF TRANSACTIONS IN SECURITIES' FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of securities' futures contracts by a Fund is subject to the ability of the Adviser to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

         There is no assurance that higher than anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

         To reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         23. INDEX FUTURES CONTRACTS. The Funds may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective, and may purchase and sell options on such index futures contracts. A Fund will not enter into any index futures contract for the purpose of speculation, and will only enter into contracts traded on securities exchanges with standardized maturity dates.

         An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contracts and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into index futures contracts. When a Fund purchases or sells an index futures contract, it is required to make an initial margin deposit in the name of the futures broker and to make variation margin deposits as the value of the contract fluctuates, similar to the deposits made with respect to futures contracts on securities. Positions in index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such index futures contracts. The value of the contract usually will vary in direct proportion to the total face value.

         A Fund's ability to effectively utilize index futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the index futures contracts and their underlying index. Second, it is possible that a lack of liquidity for index futures contracts could exist in the secondary market, resulting in the Fund's inability to close a futures position prior to its maturity date. Third, the purchase of an index futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. In order to avoid leveraging and related risks, when a Fund purchases an index futures contract, it will collateralize its position by depositing an amount of cash or cash equivalents, equal to the market value of the index futures positions held, less margin deposits, in a segregated account with the Fund's custodian. Collateral equal to the current market value of the index futures position will be maintained only on a daily basis.

         The extent to which a Fund may enter into transactions involving index futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Funds' intention to qualify as such.

         24. OPTIONS ON INDEX FUTURES CONTRACTS. Options on index futures contracts are similar to options on securities except that options on index futures contracts gives the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium.

         25. FOREIGN INVESTMENT. The Funds may invest in obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Funds may invest in American Depositary Receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Any investments in these securities will be in accordance with a Fund's investment objective and policies, and are subject to special risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. To the extent that a Fund may invest in securities of foreign issuers that are not traded on any exchange, there is a further risk that these securities may not be readily marketable. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         26. FOREIGN CURRENCY TRANSACTIONS. To the extent consistent with their investment objectives and strategies, the Funds may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Funds may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging"). The Funds may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase or sell foreign currency futures contracts ("futures contracts"). The Funds may also purchase domestic and foreign exchange-listed and over-the-counter call and put options on foreign currencies and futures contracts. Hedging transactions involve costs and may result in losses, and a Fund's ability to engage in hedging and related options transactions may be limited by tax considerations.

         27. TRANSACTION HEDGING. When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund, generally arising in connection with the purchase or sale of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         For transaction hedging purposes the Funds may also purchase exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

         28. POSITION HEDGING. When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Adviser expects to purchase, when the Fund holds cash or short-term investments). In connection with the position hedging, a Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or expects to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         At the discretion of the Adviser, the Funds may employ the currency hedging strategy known as "cross-hedging" by using forward currency contracts, currency options or a combination of both. When engaging in cross-hedging, a Fund seeks to protect against a decline in the value of a foreign currency in which certain of its portfolio securities are denominated by selling that currency forward into a different currency for the purpose of diversifying the Fund's total currency exposure or gaining exposure to a foreign currency that is expected to outperform.

         29. CURRENCY FORWARD CONTRACTS. To the extent consistent with their investment objectives and policies, the Funds may invest in currency forward contracts. A currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward contracts are trades in the interbank markets conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         Forward contracts differ from futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

         The Funds may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between particular currencies or between foreign currencies in which the Funds' securities are or may be denominated. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into a Fund's investment strategy. However, the Adviser believes that it is important to have the flexibility to enter into forward currency contracts when it determines that the best interests of a Fund will be served.

         When the Adviser believes that the currency of a particular country may suffer a significant decline against another currency, a Fund may enter into a currency contract to sell, for the appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. A Fund may realize a gain or loss from currency transactions.

         30. GENERAL CHARACTERISTICS OF CURRENCY FUTURES CONTRACTS. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions.

         Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming the Fund satisfies its contractual obligation.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

         When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

         31. INDEX-BASED INVESTMENTS. Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s") and Dow Jones DIAMONDS ("Diamonds"), are interests in a UIT that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

         A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"),
(b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

         Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

         The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

         32. SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES. The Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the Russell 2000 Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.

         33. HIGH YIELD SECURITIES. To the extent consistent with their investment objectives and policies, the Funds may invest in lower rated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

         Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, HighMark Funds may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund's net asset value.

         Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls an obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

         A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the interest of its shareholders.

         34. MONEY MARKET INSTRUMENTS. Each Fund, subject to its own investment limitations, may invest in money market instruments which are short-term, debt instruments or deposits and may include, for example, (i) commercial paper rated within the highest rating category by a NRSRO at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations rated within the three highest rating categories by a NRSRO

(e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (iv) general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); (v) receipts, including TRs, TIGRs and CATS (as defined below); (vi) repurchase agreements involving such obligations; (vii) money market funds and (viii) foreign commercial paper. Certain of the obligations in which a Fund may invest may be variable or floating rate instruments, may involve conditional or unconditional demand features and may include variable amount master demand notes.

         Appendix A to this Statement of Additional Information identifies each NRSRO that may be utilized by the Adviser with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by a NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

         35. TREASURY RECEIPTS. Consistent with its investment objective, policies and restrictions, each Fund may invest in Treasury receipts. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of such receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TR's"), "Treasury Investment Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TR's, TIGR's and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accrued over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying securities.

         36. ILLIQUID SECURITIES. The Funds have adopted a non-fundamental policy (which may be changed without shareholder approval) prohibiting the Funds from investing more than 15% of their total assets in "illiquid" securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act ("Rule 144A Securities"). Pursuant to this policy, the Funds may purchase Rule 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark Funds and only if the investment would be permitted under applicable state securities laws.

         37. RESTRICTED SECURITIES. The Funds have adopted a non-fundamental policy (which may be changed without shareholder approval) permitting the Funds to invest in restricted securities provided the Funds comply with the illiquid securities policy described above. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 ("1933 Act") and may be either liquid or illiquid. The Adviser will determine the liquidity of restricted securities in accordance with guidelines established by HighMark Funds' Board of Trustees. Restricted securities purchased by the Funds may include Rule 144A securities and commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act (whether or not such paper is a Rule 144A security).

                             INVESTMENT RESTRICTIONS

         Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed with respect to the International Opportunities Fund or the Small Cap Advantage Fund only by a vote of a majority of the outstanding Shares of the applicable Fund. Except with respect to a Fund's restriction governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

THE INTERNATIONAL OPPORTUNITIES FUND AND THE SMALL CAP ADVANTAGE FUND:

         1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         2. May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

         3. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

         4. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

         5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

         6. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

         The fundamental investment restrictions of the Funds have been adopted to avoid wherever possible the necessity of shareholder meetings unless otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Funds also have adopted non-fundamental investment restrictions, set forth below, which in some instances may be more restrictive than their fundamental investment restrictions. Any changes in a Fund's non-fundamental investment restrictions will be communicated to the Fund's shareholders prior to effectiveness.

         1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

         The 1940 Act also limits the amount that the Funds may invest in other investment companies prohibiting each Fund from: (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies, except in certain specific instances set forth in the 1940 Act, or certain instances where the other investment companies have obtained an exemption from the applicable provisions of the 1940 Act (e.g. ETFs).

         Additionally, the 1940 Act limits the Funds' ability to borrow money, prohibiting the Funds from issuing senior securities, except a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NON-FUNDAMENTAL POLICIES. EACH OF THE INTERNATIONAL OPPORTUNITIES FUND AND THE SMALL CAP ADVANTAGE FUND MAY NOT:

                  1. Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities of issuers which deal in real estate, securities or loans secured by interests in real estate, securities which represent interests in real estate, commodities or commodities contracts, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of a holder of debt obligations secured by real estate or interests therein.

                  2. Borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

                  3. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

                  4. Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

THE FOLLOWING NON-FUNDAMENTAL POLICY WILL NOT BE CHANGED WITHOUT 60 DAYS' ADVANCE NOTICE TO SHAREHOLDERS:

                  1. Under normal circumstances, the HighMark Small Cap Advantage Fund will invest at least 80% of its assets in equity securities of small capitalization companies.

         Any notice required to be delivered to shareholders of the International Opportunities Fund or the Small Cap Advantage Fund for the purpose of announcing an intended change in one of the non-fundamental policies identified immediately above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement, if delivered separately from other communications to shareholders, will also appear on the envelope in which such notice is delivered.

         VOTING INFORMATION. As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of HighMark Funds or a particular Fund or a particular class of Shares of HighMark Funds or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of HighMark Funds or such Fund or such class, or (b) 67% or more of the Shares of HighMark Funds or such Fund or such class present at a meeting at which the holders of more than 50% of the outstanding Shares of HighMark Funds or such Fund or such class are represented in person or by proxy.

                               PORTFOLIO TURNOVER

         A Fund's turnover rate is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less.

         The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of Shares. It is currently expected that the International Opportunities Fund's portfolio turnover rate will be approximately 40%-80% under normal market conditions. It is currently expected that the Small Cap Advantage Fund's portfolio turnover rate will be approximately 50%-90%% under normal market conditions.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

         The Adviser has established a policy governing the disclosure of each Fund's portfolio holdings which is designed to protect the confidentiality of a Fund's non-public portfolio holdings and prevent inappropriate selective disclosure of such holdings. HighMark Funds' Board of Trustees has reviewed this policy and will be asked to review it no less than annually, and recommend any changes that they deem appropriate. Exceptions to this policy may be authorized by the Adviser's chief compliance officer or his or her designee (the "CCO").

         Neither the Adviser nor the Funds will receive any compensation or other consideration in connection with its disclosure of a Fund's portfolio holdings.

         PUBLIC DISCLOSURE OF PORTFOLIO HOLDINGS. In addition to the public disclosure of Fund portfolio holdings through required SEC quarterly filings, each Fund may make its portfolio holdings publicly available on the HighMark website in such scope and form and with such frequency as the Adviser may reasonably determine. Each Fund's prospectus describes, to the extent applicable, the type of information that is disclosed on the HighMark Funds website, as well as the frequency with which this information is disclosed and the lag between the date of the information and the date of its disclosure.

         A Fund's portfolio holdings are considered to be publicly disclosed:
(a) upon the disclosure of portfolio holdings information in a publicly available, routine filing with the SEC that is required to include the information, (b) the day after the Fund would, in accordance with its prospectus, make such information available on its website; or (c) at such additional times and on such additional basis as determined by the SEC or its staff.

         DISCLOSURE OF NON-PUBLIC PORTFOLIO HOLDINGS. A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings information to third parties may be made only if the CCO determines that such disclosure is allowed under applicable law or regulation. In addition, the third party receiving the non-public portfolio holdings information may, at the discretion of the CCO, be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to the Adviser and its affiliates.

         No advance disclosure shall be made if the CCO determines that a potential conflict of interest exists or could arise from such disclosure.

         The Funds periodically disclose portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to HighMark Capital Management, Inc. and its affiliates, these service providers include the Funds' custodian, the Funds' independent registered public accounting firm, legal counsel, financial printer (GCOM2 Solutions, Inc.) and accounting agent (SEI Invesments Global Funds Services), and the Funds' proxy voting service, currently Institutional Shareholder Services, Inc. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

         The Funds also periodically provide information about their portfolio holdings to rating and ranking organizations, currently including Lipper, Morningstar, Inc., Thompson Financial, Bloomberg, L.P., Standard & Poor's and Vestek, in connection with those firms' research on and classification of the Funds and in order to gather information about how the Funds' attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The Funds may also provide portfolio holdings information to consulting companies, currently Strategic Advisers, Inc. and Callan Associates. These rating and ranking organizations and consulting companies are required to keep each Fund's portfolio information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

         In all instances, the CCO will make a determination that a Fund has a legitimate business purpose for such advance disclosure, and that the recipient(s) are subject to an independent obligation not to disclose or trade on the non-public portfolio holdings information. There can be no assurance, however, that a Fund's policies and procedures on portfolio holdings information will protect the Fund from the potential misuse of such information by individuals or entities that come into possession of the information.

                                    VALUATION

         As disclosed in the Prospectuses, the net asset value per share of each of the Funds for purposes of pricing purchase and redemption orders is determined by the administrator as of the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time (1:00 p.m. Pacific
Time), on days on which the New York Stock Exchange is open for business ("Business Days").

         Except as noted below, investments by the Funds in securities traded on a securities exchange (or exchanges) or an automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued based upon their last sale price on the principal exchange on which such securities are traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities the principal market for which is not a securities exchange are valued based upon the latest bid price in such principal market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by a Fair Value Committee in good faith under consistently applied procedures established by and under the general supervision of HighMark Funds' Board of Trustees. With the exception of short-term securities as described below, the value of each Fund's investments may be based on valuations provided by a pricing service. Short-term securities (i.e., securities with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates current value.

         For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it will contact the Funds' administrator and request that a Fair Value Committee meeting be called. In addition, the administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator will notify the Adviser for any Fund holding the relevant securities that such limits have been exceeded and request that a Fair Value Committee meeting be called.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Purchases and redemptions of Shares of the Funds may be made on days on which the New York Stock Exchange is open for business. Purchases will be made in full and fractional Shares of the Funds calculated to three decimal places.

         Although HighMark Funds' policy is normally to pay redemptions in cash, HighMark Funds reserves the right to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from the Funds and all the other series of

HighMark Funds during any 90-day period of up to the lesser of $250,000 or 1% of HighMark Funds' net assets.

         HighMark Funds reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the applicable Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. HighMark Funds also reserves the right to suspend sales of Shares of the Funds for any period and to reject a purchase order when the Distributor or the Adviser determines that it is not in the best interest of HighMark Funds and/or its shareholders to accept such order.

         If a Fund holds portfolio securities listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays, the portfolio securities will trade and the net assets of the Fund's redeemable securities may be significantly affected on days when the investor has no access to the Fund.

         Neither the transfer agent nor HighMark Funds will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. HighMark Funds and the transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include taping of telephone conversations

         PURCHASES THROUGH FINANCIAL INSTITUTIONS

         Shares of the Funds may be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the transfer agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to HighMark Funds.

         Customers who desire to transfer the registration of Shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change.

         Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution. Additionally, certain entities (including Participating Organizations and Union Bank of California and its affiliates), may charge customers a fee with respect to exchanges made on the customer's behalf. Information about these charges, if any, can be obtained by the entity effecting the exchange.

         The Funds participate in fund "supermarket" arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket. In connection with these supermarket arrangements, the Funds have authorized one or more brokers to accept on its behalf purchase and redemption orders. In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. As such, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. The customer order will be priced at the Funds' Net Asset Value next computed after accepted by an authorized broker or the broker's authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares.

         SALES CHARGES

         FRONT-END SALES CHARGES. The commissions shown in the Prospectuses and below apply to sales through authorized dealers and brokers. Under certain circumstances, the Distributor may use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown in the Prospectuses. In addition, the Distributor may, from time to time and at its own expense, provide promotional incentives in the form of cash or other compensation to certain financial institutions and intermediaries whose registered representatives have sold or are expected to sell significant amounts of the Class A Shares of a Fund. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or without the United States. Under certain circumstances, commissions up to the amount of the entire sales charge may be reallowed to dealers or brokers, who might then be deemed to be "underwriters" under the 1933 Act. Commission rates may vary between the Funds.

                                   CLASS A SHARES

                                                       Sales Charge as
                               Sales Charge              Appropriate           Commission as
                               As Percentage          Percentage of Net        Percentage of
Amount of Purchase           of Offering Price         Amount Invested         Offering Price
                             -----------------         ---------------         --------------
0-$49,999                          5.50%                    5.82%                   4.95%
$50,000 - $99,999                  4.50%                    4.71%                   4.05%
$100,000 --  $249,999              3.75%                    3.90%                   3.38%
$250,000 -- $499,999               2.50%                    2.56%                   2.25%
$500,000 -- $999,999               2.00%                    2.04%                   1.08%
$1,000,000 and Over*               0.00%                    0.00%                   0.00%
-----------
         * A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase.

         CONTINGENT DEFERRED SALES CHARGES ("CDSC"). In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A shares in the shareholder's Fund account. This method should result in the lowest possible sales charge.

         SALES CHARGE REDUCTIONS AND WAIVERS

         In calculating the sales charge rates applicable to current purchases of a Fund's Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the net purchase of previously purchased Class A Shares of a Fund and other series of HighMark Funds (the "Eligible Funds") which are sold subject to a comparable sales charge.

         The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing Shares of a Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account including employee benefit plans created under Sections 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), including related plans of the same employer. To be entitled to a reduced sales charge based upon Class A Shares already owned, the investor must ask the Distributor for such entitlement at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. A Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

         LETTER OF INTENT. By initially investing at least $1,000 and submitting a Letter of Intent (the "Letter") to the Distributor, a "single purchaser" may purchase Class A Shares of a Fund and the other Eligible Funds during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefiting from the Letter, the shareholder must notify the transfer agent at the time the Letter is submitted that there are prior purchases that may apply, and, at the time of later purchases, notify the transfer agent that such purchases are applicable under the Letter.

         RIGHTS OF ACCUMULATION. In calculating the sales charge rates applicable to current purchases of Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the current market value of previously purchased Class A and Class C Shares of the Funds and Class A, Class B and Class C Shares of all the other series of HighMark Funds.

         To exercise your right of accumulation based upon Shares you already own, you must ask the Distributor for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor, as applicable, the investor and spouse, and their minor children. The Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.

         REDUCTIONS FOR QUALIFIED GROUPS. Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring Shares of a Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent or more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner. Investors seeking to rely on their membership in a qualified group to purchase Shares at a reduced sales load must provide evidence satisfactory to the transfer agent of the existence of a bona fide qualified group and their membership therein.

         All orders from a qualified group will have to be placed through a single source and identified at the time of purchase as originating from the same qualified group, although such orders may be placed into more than one discrete account that identifies HighMark Funds.

         CDSC WAIVERS. The contingent deferred sales charge is waived on redemption of shares (i) following the death or disability (as defined in the Code) of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. A shareholder, or his or her representative, must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for a waiver.

         The contingent deferred sales charge is waived on redemption of Class C shares, where such redemptions are in connection with withdrawals from a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code, Section 403(b) of the Code, or eligible government retirement plan including a 457 plan, even if more than one beneficiary or participant is involved.

         ADDITIONAL FEDERAL TAX INFORMATION

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Code. In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each taxable year distribute at least 90% of the sum of its dividend income, interest income (including tax-exempt interest), certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses for such year; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of a Fund's investments in loan participations, the Fund shall treat a financial intermediary as an issuer for purposes of meeting this diversification requirement.

          In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, the American Jobs Creation Act of 2004 (the "2004 Act"), provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

         If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects) and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by a Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

         DISTRIBUTIONS. The Funds intend to distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are generally taxable to shareholders as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gains dividends, if any, are taxable as long-term capital gains through December 31, 2008, regardless of how long a shareholder has held Fund Shares. Such distributions will generally be subject to a 15% tax rate, with lower rates applying to taxpayers in the 10% and 15% rate brackets, and will not be eligible for the dividends received deduction. Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or in additional Fund Shares through automatic reinvestment.

         Dividends and distributions on a Fund's Shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of Shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder's tax basis in the Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those Shares.

         For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

         In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's Shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

         Certain dividends paid by a Fund, and so designated by that Fund, may qualify for the 70% dividends received deduction for corporate shareholders. A corporate shareholder will only be eligible to claim the dividends received deduction with respect to a dividend from a Fund if the shareholder held its shares on the ex-dividend date and for at least 45 more days during the 90-day period surrounding the ex-dividend date.

         SELLING SHARES. Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or (ii) for taxable years beginning on or before December 31, 2008, 15% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends), with lower rates applying to taxpayers in the 10% and 15% tax brackets. For taxable years beginning after December 31, 2008, long-term capital gains will generally be taxed at a maximum capital gain tax rate of 20% to non-corporate shareholders (or 10%, in the case of such shareholders in the 10% or 15% tax bracket).

         Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

         FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. However, if at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's shareholders in connection with the Fund's dividends received by them. Under normal circumstances, more than 50% of the value of the International Opportunities Fund's total assets will consist of securities of foreign corporations and it will be eligible to make the election. If the election is made, shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date may be entitled to claim a foreign tax credit for their share of these taxes. If the Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

         A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

         Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

         A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons

         HEDGING. If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

         Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the Shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

         DISCOUNT SECURITIES. A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

         BACKUP WITHHOLDING. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Funds that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010.

         Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

         In order for a foreign investor to qualify for exemption from the backup withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisers in this regard.

         RECENT TAX SHELTER REPORTING REGULATIONS. Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

         SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

         SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS. If you are not a citizen or resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes. Under the 2004 Act, which is effective for taxable years of the Funds beginning on or after August 1, 2005, and which applies to distributions made or deemed made on or before December 31, 2007, if you are a nonresident alien individual or a foreign corporation (a "foreign person") for federal income tax purposes, you will be obligated to pay U.S. tax and file a U.S. tax return with respect to gain attributable to "U.S. real property interests" that is distributed or deemed distributed to you by the Funds, and, under future regulations, the Funds may be required to withhold on such amounts. For taxable years of the Funds beginning on or after August 1, 2005 and before January 1, 2008, the Funds generally will not be required to withhold amounts paid to you with respect to either distributions of U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, or properly designated distributions of net short-term capital gains in excess of net long-term capital losses.

         The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

                          MANAGEMENT OF HIGHMARK FUNDS

         TRUSTEES AND OFFICERS

         Information pertaining to the trustees and officers of HighMark Funds is set forth below. The members of the Board of Trustees have overall responsibility for the management of the Funds and all the other series of HighMark Funds. The Trustees, in turn, elect the officers of HighMark Funds to supervise actively its day-to-day operations. Trustees who are not deemed to be "interested persons" of HighMark Funds as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of HighMark Funds are referred to as "Interested Board Members." Currently, HighMark Funds has six Independent Trustees and no Interested Board Members. The Board of Trustees met four times during the last fiscal year.

         STANDING COMMITTEES. There are two standing committees of the Board of Trustees, an Audit Committee and a Governance Committee (formerly called the Nominating Committee). The functions of the Audit Committee are: (a) to oversee HighMark Funds' accounting and financial reporting policies and practices; (b) to oversee the quality and objectivity of HighMark Funds' financial statements and the independent auditor therefor; and (c) to act as a liaison between HighMark Funds' independent auditors and the full Board of Trustees. The members of the Audit Committee are David A. Goldfarb (Chair), David Benkert and
Robert M. Whitler. The Audit Committee met three times during the last fiscal year. The functions of the Governance Committee are: (a) to identify candidates to fill vacancies on the Board of Trustees; and (b) to review and make recommendations to the Board of Trustees regarding certain matters relating to the operation of the Board of Trustees and its committees, including Board size, composition and chairmanship; policies regarding Trustee independence, ownership of Fund shares, compensation and retirement; and the structure, responsibilities, membership and chairmanship of Board committees. The members of the Governance Committee are Thomas L. Braje (Chair), Michael L. Noel and Joseph C. Jaeger. The Governance Committee met three times during the last fiscal year. The Governance Committee does not currently have procedures in place for the consideration of nominees recommended by shareholders.

The following table sets forth certain information concerning each Board member and executive officer of HighMark Funds.

                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                           TERM OF                                    HIGHMARK
                          POSITION(S)     OFFICE AND                                FUNDS COMPLEX         OTHER
                           HELD WITH       LENGTH OF                                 OVERSEEN BY      DIRECTORSHIPS
      NAME, ADDRESS,1      HIGHMARK          TIME       PRINCIPAL OCCUPATION(S)         BOARD         HELD BY BOARD
          AND AGE            FUNDS          SERVED2       DURING PAST 5 YEARS          MEMBER3            MEMBER4
          -------            -----          ------        -------------------          ------             ------
----------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
   --------------------

DAVID                    Trustee         Since 03/04    From April 1, 1992 to             20               None
BENKERT                                                 present, Principal,
Age: 47                                                 Navigant Consulting,
                                                        Inc. (Financial
                                                        Consulting -
                                                        Healthcare).

THOMAS L.                Trustee         Since 06/87    Prior to retirement in            20               None
BRAJE                                                   October 1996, Vice
Age: 61                                                 President and Chief
                                                        Financial Officer of Bio
                                                        Rad Laboratories, Inc.

DAVID A.                 Trustee, Vice   Since 06/87    Partner, Goldfarb &               20               None
GOLDFARB                 Chairman                       Simens, Certified Public
Age: 62                                                 Accountants.

JOSEPH C.                Trustee,        Since 06/87    Prior to retirement in            20               None
JAEGER                   Chairman                       June 1998, Senior Vice
Age: 69                                                 President and Chief
                                                        Financial Officer, Delta
                                                        Dental Plan of
                                                        California.

MICHAEL L.               Trustee         Since 12/98    President, Noel                   20            Avista Corp.
NOEL                                                    Consulting Company                                   (AVA)
Age: 63                                                 since 1998. Senior
                                                        Advisor, Saber Partners
                                                        (financial advisory firm)
                                                        since 2002. Member,
                                                        Board of Directors,
                                                        Avista Corp. (utility
                                                        company), since January
                                                        2004. Member, Board of
                                                        Directors, SCAN Health
                                                        Plan, since 1997. From
                                                        April 1997 to December
                                                        1998, Member of
                                                        HighMark Funds
                                                        Advisory Board.


                                      B-39


                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                           TERM OF                                    HIGHMARK
                          POSITION(S)     OFFICE AND                                FUNDS COMPLEX         OTHER
                           HELD WITH       LENGTH OF                                 OVERSEEN BY      DIRECTORSHIPS
      NAME, ADDRESS,1      HIGHMARK          TIME       PRINCIPAL OCCUPATION(S)         BOARD         HELD BY BOARD
          AND AGE            FUNDS          SERVED2       DURING PAST 5 YEARS          MEMBER3            MEMBER4
          -------            -----          ------        -------------------          ------             ------
----------------------------------------------------------------------------------------------------------------------
ROBERT M.                Trustee         Since 12/98  From April 1997 to April           20                None
WHITLER                                               2002, Director, Current
Age: 66                                               Income Shares, Inc.
                                                      (closed-end investment
                                                      company). From April
                                                      1997 to December 1998,
                                                      Member of HighMark
                                                      Funds Advisory Board.
                                                      Prior to retirement in
                                                      1996, Executive Vice
                                                      President and Chief Trust
                                                      Officer of Union Bank of
                                                      California, N.A.

   OFFICERS
   --------

JAMES F.                 President        Since       Senior Operations                  N/A                N/A
VOLK                                      11/03       Officer, SEI Investments,
One Freedom Valley                                    Fund Accounting and
Drive                                                 Administration since
Oaks, PA  19456                                       1996.
Age: 42

PETER                    Controller and   Since       Director of Mutual Fund            N/A                N/A
GOLDEN                   Chief            09/01       Services, employee of the
One Freedom Valley       Financial                    SEI Investments Global
Drive                    Officer                      Funds Services (the
Oaks, PA  19456                                       "Administrator") since
Age: 40                                               June 2001. From March
                                                      2000 to 2001, Vice
                                                      President of Funds
                                                      Administration for J.P.
                                                      Morgan Chase & Co.
                                                      From 1997 to 2000, Vice
                                                      President of Pension and
                                                      Mutual Fund Accounting
                                                      for Chase Manhattan
                                                      Bank.


                                      B-40


                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                           TERM OF                                    HIGHMARK
                          POSITION(S)     OFFICE AND                                FUNDS COMPLEX         OTHER
                           HELD WITH       LENGTH OF                                 OVERSEEN BY      DIRECTORSHIPS
      NAME, ADDRESS,1      HIGHMARK          TIME       PRINCIPAL OCCUPATION(S)         BOARD         HELD BY BOARD
          AND AGE            FUNDS          SERVED2       DURING PAST 5 YEARS          MEMBER3            MEMBER4
          -------            -----          ------        -------------------          ------             ------
----------------------------------------------------------------------------------------------------------------------
CATHERINE                Chief              Since      Senior Vice President             N/A                N/A
VACCA                    Compliance         09/04      and Chief Compliance
475 Sansome Street,      Officer                       Officer of the Adviser
San Francisco, CA                                      since July 2004. From
94111                                                  December 2002 to July
Age: 47                                                2004, Vice President and
                                                       Chief Compliance
                                                       Officer, Wells Fargo
                                                       Funds Management,
                                                       LLC. From November
                                                       2000 to February 2002,
                                                       Vice President and Head
                                                       of Fund Administration,
                                                       Charles Schwab & Co.,
                                                       Inc. From July 1995 to
                                                       March 2000, Senior Vice
                                                       President and
                                                       Department Head of
                                                       Fund Administration,
                                                       Brown Brothers
                                                       Harriman & Co.

LYDIA A.                 Vice President     Since      Vice President and                N/A                N/A
GAVALIS                  and Assistant      06/98      Assistant Secretary of the
One Freedom Valley       Secretary                     Administrator since
Drive                                                  1998. Vice President
Oaks, PA  19456                                        and Assistant Secretary
Age: 40                                                of the Distributor (1998-
                                                       2003).

TIMOTHY D.               Vice President     Since      Employed by SEI                   N/A                N/A
BARTO                    and Assistant      03/00      Investments since
One Freedom Valley       Secretary                     October 1999. Vice
Drive                                                  President and Assistant
Oaks, PA  19456                                        Secretary of the
Age: 37                                                Administrator since
                                                       December 1999. Vice
                                                       President and Assistant
                                                       Secretary of the
                                                       Distributor (1998-2003).
                                                       Associate at Dechert,
                                                       Price & Rhoads (1997-
                                                       1999).


                                      B-41


                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                           TERM OF                                    HIGHMARK
                          POSITION(S)     OFFICE AND                                FUNDS COMPLEX         OTHER
                           HELD WITH       LENGTH OF                                 OVERSEEN BY      DIRECTORSHIPS
      NAME, ADDRESS,1      HIGHMARK          TIME       PRINCIPAL OCCUPATION(S)         BOARD         HELD BY BOARD
          AND AGE            FUNDS          SERVED2       DURING PAST 5 YEARS          MEMBER3            MEMBER4
          -------            -----          ------        -------------------          ------             ------
----------------------------------------------------------------------------------------------------------------------
CHRISTINE                Vice President     Since      Vice President and                N/A                N/A
MCCULLOUGH               and Assistant      03/00      Assistant Secretary of the
One Freedom Valley       Secretary                     Administrator since
Drive                                                  1999. Vice President
Oaks, PA  19456                                        and Assistant Secretary
Age: 44                                                of the Distributor (1999-
                                                       2003). Associate at
                                                       White and Williams LLP
                                                       (1991-1999).

JOHN                     Vice President     Since      AML Compliance                    N/A                N/A
MUNERA                   and Assistant      09/02      Officer of the
One Freedom Valley       Secretary                     Administrator and
Drive                                                  Distributor since 2000.
Oaks, PA  19456                                        Supervising examiner at
Age: 42                                                Federal Reserve Bank of
                                                       Philadelphia from 1998
                                                       to 2000.

LYNN                     Vice President     Since      Vice President and                N/A                N/A
SULLIVAN                 and Assistant      06/04      Compliance Coordinator
475 Sansome Street       Secretary                     for Union Bank of
San Francisco, CA                                      California since
94111                                                  November 2003. From
Age: 36                                                August 2000 to
                                                       November 2003,
                                                       Compliance Officer III
                                                       with Providian Financial
                                                       Corporation. From May
                                                       1996 to June 2000,
                                                       senior paralegal with
                                                       Rouse & Bahlert.

R. GREGORY               Vice President     Since      Managing Director of the          N/A                N/A
KNOPF                    and Assistant      09/04      Adviser since 1998.
475 Sansome Street       Secretary
San Francisco, CA
94111
Age: 54


                                      B-42


                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                           TERM OF                                    HIGHMARK
                          POSITION(S)     OFFICE AND                                FUNDS COMPLEX         OTHER
                           HELD WITH       LENGTH OF                                 OVERSEEN BY      DIRECTORSHIPS
      NAME, ADDRESS,1      HIGHMARK          TIME       PRINCIPAL OCCUPATION(S)         BOARD         HELD BY BOARD
          AND AGE            FUNDS          SERVED2       DURING PAST 5 YEARS          MEMBER3            MEMBER4
          -------            -----          ------        -------------------          ------             ------
----------------------------------------------------------------------------------------------------------------------
PHILIP T.                Vice President     Since     Employed by SEI                    N/A                N/A
MASTERSON                and Assistant      09/04     Investments since August
One Freedom Valley       Secretary                    2004. General Counsel at
Drive                                                 Citco Mutual Fund
Oaks, PA  19456                                       Services (2003-2004).
Age: 41                                               Vice President and
                                                      Associate Counsel at
                                                      Oppenheimer Funds
                                                      (1998-2003).


         1Each Trustee may be contacted by writing to the Trustee c/o HighMark Funds, 1 Freedom Valley Drive, Oaks, PA
19456.

         2Each Trustee shall hold office during the lifetime of HighMark Funds until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with HighMark Funds'
Declaration of Trust.

         The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with HighMark Funds' Amended and Restated Code of Regulations.

         3The "HighMark Funds Complex" consists of all registered investment companies for which HighMark Capital
Management, Inc. serves as investment adviser.

         4Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e.,
"public companies") or other investment companies registered under the 1940 Act.

         The following table discloses the dollar range of equity securities beneficially owned by each Trustee (i) in each Fund and (ii) on an aggregate basis in any registered investment companies overseen by the Trustee within the same family of investment companies as HighMark Funds as of December 31, 2003.

                                                                                              AGGREGATE DOLLAR RANGE OF
                                                                                              EQUITY SECURITIES IN ALL
                                                                                                REGISTERED INVESTMENT
                                     DOLLAR RANGE OF EQUITY SECURITIES IN THE                   COMPANIES OVERSEEN BY
                                         INTERNATIONAL OPPORTUNITIES FUND                         TRUSTEE IN FAMILY
   NAME OF TRUSTEE                         AND SMALL CAP ADVANTAGE FUND                        OF INVESTMENT COMPANIES

David Benkert                                          None                                             None

Thomas L. Braje                                        None                                          > $100,000*

David A. Goldfarb                                      None                                          > $100,000*

Joseph C. Jaeger                                       None                                        $10,001-$50,000

Michael L. Noel                                        None                                        $50,001-$100,000

Robert M. Whitler                                      None                                        $50,001-$100,000
*denotes greater than

         As of December 31, 2004, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of HighMark Funds, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of HighMark Funds. Mr. Goldfarb has an unsecured line of credit with Union Bank of California, the parent company of the Funds' investment advisor, HighMark Capital Management, Inc., with a limit of $100,000 and an interest rate of 1% over the prime rate. As of December 31, 2004, the amount outstanding was $4,753.75. The largest amount outstanding at any time during the two most recently completed calendar years was approximately $50,000. Goldfarb & Simens, an accounting firm of which Mr. Goldfarb is a partner, has an unsecured line of credit with Union Bank of California with a limit of $600,000 and an interest rate of 1% over the prime rate. The line of credit was obtained in 1987 and the largest amount outstanding at any time was $525,000. As of December 31, 2004, the amount outstanding was $500,000. Mr. Whitler is paid an annual stipend from a deferred compensation plan that he elected to participate in while an employee of Union Bank of California prior to his retirement in 1996. As of December 31, 2004, the amount outstanding in the deferred compensation account was approximately $413,000. Mr. Whitler received payments from the deferred compensation account totaling approximately $97,844 and $95,358 for the years ended December 31, 2003 and 2004, respectively. Mr. Whitler expects to receive annual payments from the account of approximately, $70,000 for 2005-2008, $60,000 for 2009 and 2010 and $45,000 for 2011.

         The Trustees of HighMark Funds receive quarterly retainer fees and fees and expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of SEI Investments Global Funds Services and/or SEI Investments Distribution Co. receives any compensation directly from HighMark Funds for serving as a Trustee and/or officer. SEI

Investments Global Funds Services and/or SEI Investments Distribution Co. receive administration, fund accounting servicing and distribution fees from each of the Funds. See "Administrator and Sub-Administrator" and "Distributor" below.

         The following table lists the officers of HighMark Funds who hold positions with affiliated persons or the principal underwriter of HighMark
Funds:

NAME                             POSITION HELD WITH AFFILIATED PERSON OR PRINCIPAL UNDERWRITER
----                             -------------------------------------------------------------
Timothy D. Barto                 SEI Investments Global Funds Services, Vice President and Assistant Secretary
James F. Volk                    SEI Investments Global Funds Services, Senior Operations Officer
Lydia A. Gavalis                 SEI Investments Global Funds Services, Vice President and Assistant Secretary
Peter Golden                     SEI Investments Global Funds Services, Director of Mutual Fund Services
Philip T. Masterson              Employed by SEI Investments Company
Christine McCullough             SEI Investments Global Funds Services, Vice President and Assistant Secretary
John Munera                      SEI Investments Global Funds Services, Middle Office Compliance Officer
Lynn Sullivan                    Union Bank of California, Vice President and Compliance Coordinator
Catherine Vacca                  HighMark Capital Management, Senior Vice President, Chief Compliance Officer
                                 and Assistant Secretary
R. Gregory Knopf                 HighMark Capital Management, Managing Director

         During the fiscal year ended July 31, 2004, fees paid (or deferred in lieu of current payment) to the Independent Trustees for their services as Trustees aggregated $227,750. The following table sets forth information concerning fees paid and retirement benefits accrued during the fiscal year ended July 31, 2004:

                                                        PENSION OR
                                AGGREGATE               RETIREMENT                              TOTAL COMPENSATION
                              COMPENSATION           BENEFITS ACCRUED      ESTIMATED ANNUAL          FROM FUND
       NAME OF                FROM HIGHMARK           AS PART OF FUND        BENEFITS UPON        COMPLEX PAID TO
      TRUSTEE                    FUNDS*                  EXPENSES              RETIREMENT            TRUSTEE
   -------------              ------------               --------           ---------------          --------
Thomas L. Braje                  $37,250                    None                  None                 $37,250
David A. Goldfarb                $38,250                    None                  None                 $38,250
Joseph C. Jaeger                 $39,750                    None                  None                 $39,750
Frederick J. Long                $14,000                    None                  None                 $14,000
Michael L. Noel                  $39,750                    None                  None                 $39,750
Robert M. Whitler                $37,250                    None                  None                 $37,250
David Benkert                    $21,500                    None                  None                 $21,500

* David A. Goldfarb and Robert M. Whitler deferred receipt of $2,500 and $5,000, respectively, of such compensation pursuant to the fee deferral arrangements described below.

HighMark Funds provides no pension or retirement benefits to the Trustees but has adopted a deferred payment arrangement under which each Trustee who is to receive fees from HighMark Funds may elect not to receive such fees on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in one or more of the Funds on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

         CODES OF ETHICS

         HighMark Funds, HighMark Capital Management, Inc. and SEI Investments Distribution Co. have each adopted a code of ethics ("Codes") pursuant to Rule 17j-1 of the 1940 Act, and these Codes permit personnel covered by the Codes to invest in securities, including securities that may be purchased or held by the Funds, subject to certain restrictions.

         INVESTMENT ADVISER

         Investment advisory and management services are provided to the Funds and all the other series of HighMark Funds by HighMark Capital Management, Inc. (as previously defined, the "Adviser"), pursuant to an investment advisory agreement between the Adviser and HighMark Funds dated September 1, 1998 (the "Investment Advisory Agreement"). The Adviser is a subsidiary of Union Bank of California, N.A., a subsidiary of UnionBanCal Corporation. The Adviser is a California corporation registered under the Investment Advisers Act of 1940. Union Bank of California serves as custodian for each of the Funds and all the other series of HighMark Funds. See "Transfer Agent, Custodian and Fund Accounting Services" below. HighMark Capital Management, Inc. also serves as sub-administrator to each of the Funds and all the other series of HighMark Funds pursuant to an agreement with SEI Investments Global Funds Services. See "Administrator and Sub-Administrator" below.

         Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to each particular Fund from year to year if such continuance is approved at least annually by HighMark Funds' Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined above under INVESTMENT RESTRICTIONS - Voting Information), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement terminates automatically in the event of any assignment, as defined in the 1940 Act.

         Depending on the size of the Funds, fees payable under the Investment Advisory Agreement may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Adviser may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for each Fund. While there can be no assurance that the Adviser will choose to make such an agreement, any voluntary reductions in the Adviser's advisory fee will lower the Funds' expenses, and thus increase the Funds' yield and total return, during the period such voluntary reductions are in effect.

         The Investment Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by HighMark Funds in connection with the Adviser's services under the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

         For the services provided and expenses assumed by the Adviser pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive fees from each Fund as described in that Fund's Prospectus

         PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of HighMark Funds and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Securities purchased by the Funds will generally involve the payment of a brokerage fee. While the Adviser generally seeks competitive spreads or commissions on behalf of each of the Funds, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser by HighMark Funds. Such information may be useful to the Adviser in serving both HighMark Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to HighMark Funds.

         To the extent permitted by applicable rules and regulations, the Adviser may execute portfolio transactions involving the payment of a brokerage fee through the Adviser, SEI Investments Distribution Co., and their affiliates. As required by Rule 17e-1 under the 1940 Act, the Funds have adopted procedures which provide that commissions paid to such affiliates must be fair and reasonable compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board of Trustees will review reports of such affiliated brokerage transactions in connection with the foregoing standard. HighMark Funds will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with, Union Bank of California, or its affiliates, and will not give preference to correspondents of Union Bank of California with respect to such securities, savings deposits, repurchase agreements and reverse repurchase agreements.

         Investment decisions for each Fund are made independently from those for all the other series or any other investment company or account managed by the Adviser. However, any such other investment company or account may invest in the same securities as HighMark Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and another series of HighMark Funds, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner that the Adviser believes to be equitable to the Fund and all the other series of HighMark Funds and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for another series of HighMark Funds or for other investment companies or accounts in order to obtain best execution. As provided in the Investment Advisory Agreement, in making investment recommendations for HighMark Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by HighMark Funds is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its commercial customers, the Adviser, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by HighMark Funds.

         BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

         The Board of Trustees approved an amendment to the schedule to the Investment Advisory Agreement to include the Funds. In determining to approve the amendment, the Board of Trustees met with investment advisory personnel from the Adviser and considered information provided by the Adviser relating to the education, experience and number of investment professionals and other personnel providing services under the Investment Advisory Agreement. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources to be devoted by the Adviser to the Funds were appropriate to fulfill effectively the Adviser's duties under the Investment Advisory Agreement. The Trustees also considered the business reputation of the Adviser and its financial resources.

         The Trustees received information concerning the investment philosophy and investment process to be applied by the Adviser in managing the Funds. In this connection, the Trustees considered the Adviser's in-house research capabilities as well as other resources available to the Adviser's personnel. The Trustees concluded that the Adviser's investment processes, research capabilities and philosophies were well suited to the Funds, given each Fund's investment objective and policies.

         The Trustees considered the scope of the services to be provided by the Adviser to the Funds under the Investment Advisory Agreement relative to services provided by third parties to other mutual funds. The Trustees noted that the Adviser's standards of care were comparable to those found in many other mutual fund investment advisory agreements. The Trustees concluded that the scope of the Adviser's services to be provided to the Funds, in conjunction with services to be provided to the Funds under other service contracts, was consistent with each Fund's operational requirements, including, in addition to its investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also considered the quality of the services provided by the Adviser to the existing series of HighMark Funds.

         The Trustees evaluated the Adviser's record with respect to regulatory compliance and compliance with the investment policies of such series. The Trustees also evaluated the procedures of the Adviser designed to fulfill the Adviser's fiduciary duty to the Funds with respect to possible conflicts of interest, including the Adviser's code of ethics (regulating the personal trading of its officers and employees) (see "Code of Ethics" above), the procedures by which the Adviser allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Adviser in these matters. The Trustees also received information concerning standards of the Adviser with respect to the execution of portfolio transactions. See "Portfolio Transactions" above.

         The Trustees also gave substantial consideration to the fees payable under the Investment Advisory Agreement. The Trustees reviewed information concerning fees paid to investment advisers of similarly-managed funds. The Trustees also considered the fees of the Funds as a percentage of assets at different asset levels and possible economies of scale to the Adviser. In evaluating each Fund's advisory fees, the Trustees also took into account the complexity of investment management for the Funds relative to other types of funds. The Trustees also noted the commitment of the Adviser to limit the total operating expenses of each Fund (subject to certain exclusions) during the initial period of each Fund's operations. Based on the foregoing, the Trustees concluded that the fees to be paid the Adviser under the Investment Advisory Agreement with respect to the Funds were fair and reasonable, given the scope and quality of the services to be rendered by the Adviser.

         ADMINISTRATOR AND SUB-ADMINISTRATOR

         SEI Investments Global Funds Services (formerly, "SEI Investments Mutual Funds Services") (as previously defined, the "Administrator") serves as administrator to the Funds and all the other series of HighMark Funds pursuant to the administration agreement dated as of February 15, 1997 between HighMark Funds and the Administrator (the "Administration Agreement").

         The Administrator, a Delaware statutory trust, has its principal business offices at 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

         Pursuant to the Administration Agreement, the Administrator provides the Funds and all the other series of HighMark Funds with administrative services, regulatory reporting, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Group. As described below, the Administrator has delegated part of its responsibilities under the Administration Agreement to HighMark Capital Management, Inc.

         The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of the Funds and all the other series of HighMark Funds. For any new series of HighMark Funds established between October 1, 2003 and December 31, 2004 or subsequent terms of the Administration Agreement, the Administrator is entitled to a minimum fee of $55,000 per year, which the Administrator will waive for the first 90 days of a series of HighMark Funds' operation. The Administrator may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses of a Fund's Shares. Any such waiver is voluntary and may be terminated at any time in the Administrator's sole discretion. Currently, the Administrator has agreed to waive its fee to the rate of 0.175% of the average daily net assets of the Funds.

         The Administration Agreement became effective on February 15, 1997 and was automatically renewed for a one year term on July 31, 2003. The Board of Trustees re-approved the Administration Agreement on September 28, 2004. Unless sooner terminated as provided in the Administration Agreement (and as described below), the Administration Agreement, as amended, will continue in effect until December 31, 2005. The Administration Agreement thereafter shall be renewed automatically for successive annual terms. The Administration Agreement is terminable at any time with respect to the Funds or HighMark Funds as a whole by either party without penalty for any reason upon 90 days' written notice by the party effecting such termination to the other party.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by HighMark Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

         The Administration Agreement permits the Administrator to subcontract its services thereunder, provided that the Administrator will not be relieved of its obligations under the Administration Agreement by the appointment of a subcontractor and the Administrator shall be responsible to HighMark Funds for all acts of the subcontractor as if such acts were its own, except for losses suffered by the Funds and the other series of HighMark Funds resulting from willful misfeasance, bad faith or gross negligence by the subcontractor in the performance of its duties or for reckless disregard by it of its obligations and duties. Pursuant to a sub-administration agreement between the Administrator and HighMark Capital Management, Inc., HighMark Capital Management, Inc. will perform services which may include clerical, bookkeeping, accounting, stenographic and administrative services, for which it will receive a fee, paid by the Administrator, at the annual rate of up to 0.10% of the average daily net assets of each Fund and each other series of HighMark Funds.

         GLASS-STEAGALL ACT

         The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser believes that it possesses the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement. The Adviser also believes that it may perform sub-administration services on behalf of the Funds, for which it receives compensation from the Administrator without a violation of applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for HighMark Funds. Depending upon the nature of any changes in the services that could be provided by the Adviser, the Board of Trustees of HighMark Funds would review HighMark Funds' relationship with the Adviser and consider taking all action necessary in the circumstances.

         Should further legislative, judicial or administrative action prohibit or restrict the activities of Union Bank of California, the Adviser, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of HighMark Funds, such Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in HighMark Funds' method of operations would affect its net asset value per Share or result in financial losses to any Customer.

         SHAREHOLDER SERVICES PLANS

         HighMark Funds has adopted Shareholder Services Plans for Fiduciary Shares and Class A Shares (collectively, the "Services Plans") pursuant to which the Funds are authorized to pay compensation to financial institutions (each a "Service Provider"), which may include Bank of Tokyo-Mitsubishi Trust Company, Union Bank of California, N.A., or their respective affiliates, that agree to provide certain shareholder support services for their customers or account holders (collectively, "customers") who are the beneficial or record owners of Shares of the Funds. In consideration for such services, a Service Provider is compensated by the Funds at a maximum annual rate of up to 0.25% of the average daily net asset value of the applicable class of Shares of such Fund, pursuant to each plan. A Service Provider may waive such fees at any time. Any such waiver is voluntary and may be terminated at any time. Currently, such fees are being waived to the rate of 0.10% of average daily net assets for the Fiduciary and Class A Shares of the Funds.

         The servicing agreements adopted under the Services Plans (the "Servicing Agreements") require the Service Provider receiving such compensation to perform certain shareholder support services as set forth in the Servicing Agreements with respect to the beneficial or record owners of Shares of the Funds.

         As authorized by the Services Plans, HighMark Funds may enter into a Servicing Agreement with a Service Provider pursuant to which the Service Provider agrees to provide certain shareholder support services in connection with Shares of the Funds. Such shareholder support services may include, but are not limited to, (i) maintaining shareholder accounts; (ii) providing information periodically to shareholders showing their positions in Shares; (iii) arranging for bank wires; (iv) responding to shareholder inquiries relating to the services performed by the Service Provider; (v) responding to inquiries from shareholders concerning their investments in Shares; (vi) forwarding shareholder communications from HighMark Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (vii) processing purchase, exchange and redemption requests from shareholders and placing such orders with HighMark Funds or its service providers; (viii) assisting shareholders in changing dividend options, account designations, and addresses; (ix) providing subaccounting with respect to Shares beneficially owned by shareholders; (x) processing dividend payments from HighMark Funds on behalf of the shareholders; and (xi) providing such other similar services as HighMark Funds may reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

         EXPENSES

         HighMark Funds' service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of HighMark Capital Management, Inc., Union Bank of California, SEI Investments Global Funds Services or SEI Investments Distribution Co., a percentage of the compensation, benefits, travel and entertainment expenses of the Chief Compliance Officer, SEC fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by HighMark Funds, inside auditing and legal fees and expenses, fees charged by rating agencies in having each Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Funds, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current shareholders, costs and expenses of shareholders' and Trustees' reports and meetings and any extraordinary expenses.

         DISTRIBUTOR

         SEI Investments Distribution Co. (f/k/a SEI Financial Services Company) (as previously defined, the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, serves as distributor to the Funds and the other series of HighMark Funds pursuant to a distribution agreement dated February 15, 1997, as re-executed on January 30, 1998, between HighMark Funds and SEI Investments Distribution Co. (the "Distribution Agreement").

         The Distribution Agreement will continue in effect until December 31, 2005 and from year to year thereafter if approved at least annually (i) by HighMark Funds' Board of Trustees or by the vote of a majority of the outstanding Shares of HighMark Funds, and (ii) by the vote of a majority of the Trustees of HighMark Funds who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty, on not less than sixty days' notice by HighMark Funds' Board of Trustees, by vote of a majority of the outstanding voting securities of HighMark Funds or by the Distributor. The Distribution Agreement terminates in the event of its assignment, as defined in the 1940 Act

         THE DISTRIBUTION PLANS. Pursuant to HighMark Funds' Distribution Plans, a Fund pays the Distributor as compensation for its services in connection with the Distribution Plans a distribution fee, computed daily and paid monthly, equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets attributable to the Fund's Class A Shares, pursuant to the Class A Distribution Plan. A Fund pays a distribution fee equal to one percent (1.00%) of the average daily net assets attributable to the Fund's Class C Shares.

         The Distributor may use the distribution fee applicable to a Fund's Class A and Class C Shares to provide distribution assistance with respect to the sale of the Fund's Class A and Class C Shares or to provide shareholder services to the holders of the Fund's Class A and Class C Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks and savings and loan associations), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the distribution of a Fund's Class A and Class C Shares to their customers or (ii) to pay banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services to their customers owning a Fund's Class A and Class C Shares. All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plans will be made pursuant to an agreement between the Distributor and such bank, savings and loan association, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries that may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Participating Organization may include Union Bank of California, its subsidiaries and its affiliates.

         Participating Organizations may charge customers fees in connection with investments in a Fund on their customers' behalf. Such fees would be in addition to any amounts the Participating Organization may receive pursuant to its Servicing Agreement. Under the terms of the Servicing Agreements, Participating Organizations are required to provide their customers with a schedule of fees charged directly to such customers in connection with investments in a Fund. Customers of Participating Organizations should read this Prospectus in light of the terms governing their accounts with the Participating Organization.

         The distribution fees under the Distribution Plans will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plans. The Distributor may from time to time voluntarily reduce its distribution fees with respect to a Fund in significant amounts for substantial periods of time pursuant to an agreement with HighMark Funds. While there can be no assurance that the Distributor will choose to make such an agreement, any voluntary reduction in the Distributor's distribution fees will lower a Fund's expenses, and thus increase a Fund's yield and total returns, during the period such voluntary reductions are in effect.

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plans may be terminated with respect to a Fund by a vote of a majority of the Independent Board Members, or by a vote of a majority of the outstanding Class A or Class C Shares of a Fund. The Distribution Plans may be amended by vote of HighMark Funds' Board of Trustees, including a majority of the Independent Board Members, cast in person at a meeting called for such purpose, except that any change in a Distribution Plan that would materially increase the distribution fee with respect to Class A or Class C Shares of a Fund requires the approval of the shareholders of such class. HighMark Funds' Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plans (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plans) indicating the purposes for which such expenditures were made.

         Each Distribution Plan applicable to the Funds provides that it will continue in effect with respect to the Funds for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Board Members and (ii) by the vote of the entire Board of Trustees, cast in person at a meeting called for such purpose. For so long as each of the Distribution Plans remains in effect, the selection and nomination of those trustees who are not interested persons of HighMark Funds (as defined in the 1940 Act) shall be committed to the discretion of the Independent Board Members.

         TRANSFER AGENT AND CUSTODIAN SERVICES

         State Street Bank and Trust Company ("State Street") performs transfer agency services for the Funds and all the other series of HighMark Funds pursuant to a transfer agency and shareholder service agreement with HighMark Funds dated as of February 15, 1997 (the "Transfer Agency Agreement"). State Street has sub-contracted such services to its affiliate, Boston Financial Data Services ("BFDS"). Pursuant to the Transfer Agency Agreement and this sub-contracting arrangement, BFDS processes purchases and redemptions of the Funds' Shares and maintains the Funds' shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a shareholder's account.

         Under the Transfer Agency Agreement, HighMark Funds has agreed to pay the transfer agent annual fees at the rate of $18,000 per Retail class/per Fund. The Distributor has agreed to pay BFDS annual fees at the rate of $15,000 per Fiduciary class/per Fund. In addition, there will be an annual account maintenance fee on direct accounts of $14.00 per account, an annual maintenance fee on broker controlled accounts of $7.00 and an additional annual IRA Custodial fee of $10.00 per account, as well as out-of-pocket expenses as defined in the Transfer Agency Agreement. HighMark Funds intends to charge transfer agency fees across the HighMark Funds as a whole. BFDS may periodically voluntarily reduce all or a portion of its transfer agency fee with respect to a Fund to increase the Fund's net income available for distribution as dividends. In addition, effective October 1, 2003, the Administrator has agreed to pay certain transfer agency related expenses to BFDS on behalf of the Funds and all the other series of HighMark Funds.

         Union Bank of California, N.A. serves as custodian to the Funds and all the other series of HighMark Funds pursuant to a custodian agreement with HighMark Funds dated as of December 5, 2001 (the "Custodian Agreement"). Under the Custodian Agreement, Union Bank of California's responsibilities include safeguarding and controlling a Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a Fund's investments.

         Under the Custodian Agreement, HighMark Funds has agreed to pay Union Bank of California a domestic custodian fee with respect to each Fund at an annual rate of 0.01% of the Fund's average daily net assets, plus certain transaction fees. Union Bank of California is also entitled to be reimbursed by HighMark Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. Global custody fees shall be determined on an asset and transaction basis. Union Bank of California may periodically voluntarily reduce all or a portion of its custodian fee with respect to the Funds to increase the Funds' net income available for distribution as dividends.

         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         The independent registered public accountants to the Funds are Deloitte & Touche LLP, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071. Deloitte & Touche conducts annual audits of the Funds' financial statements and assists in the review of the Funds' federal and state income tax returns.

LEGAL COUNSEL

         Ropes & Gray LLP, One Embarcadero Center, Suite 2200, San Francisco, CA 94111 are legal counsel to HighMark Funds.

                             ADDITIONAL INFORMATION

         PROXY VOTING POLICIES AND PROCEDURES

         The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds to HighMark Capital Management. Descriptions of the proxy voting policies and procedures of HighMark Capital Management are attached as Appendix B.

         DESCRIPTION OF SHARES

         HighMark Funds is a Massachusetts business trust. HighMark Funds' Declaration of Trust was originally filed with the Secretary of State of The Commonwealth of Massachusetts on March 10, 1987. The Declaration of Trust, as amended, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. HighMark Funds' Declaration of Trust, as amended, further authorizes the Board of Trustees to establish one or more series of Shares of HighMark Funds, and to classify or reclassify the Shares of any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of HighMark Funds. HighMark Funds presently consists of twenty series of Shares, representing units of beneficial interest in the Large Cap Growth Fund, the Large Cap Value Fund, the Balanced Fund, the Value Momentum Fund, the Core Equity Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the Small Cap Advantage Fund, the International Opportunities Fund, the Bond Fund, the Short Term Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Diversified Money Market Fund, the U.S. Government Money Market Fund, the 100% U.S. Treasury Money Market Fund, the California Tax-Free Money Market Fund, the Income Plus Allocation Fund, the Growth & Income Allocation Fund, and the Capital Growth Allocation Fund. Pursuant to a Multiple Class Plan, the Funds and all the other series of HighMark Funds may, from time to time, be divided into as many as six classes of Shares, designated Class A, Class B, Class C, Class S, Class I and Fiduciary Shares. Class I Shares are not currently being offered. Effective January 31, 2004, the Class B Shares are not being offered for purchase except to existing investors in connection with the reinvestment of dividends on previously acquired Class B Shares or the exchange of Class B Shares of one series of HighMark Funds for Class B Shares of another series of HighMark Funds. The Trustees of HighMark Funds have determined that currently no conflict of interest exists among the Class A, Class B, Class C and Class S Shares. On an ongoing basis, the Trustees of HighMark Funds, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of HighMark Funds, shareholders of each Fund are entitled to receive the assets available for distribution belonging to such Fund and a proportionate distribution, based upon the relative asset values of the respective series of HighMark Funds, of any general assets not belonging to any particular series of HighMark Funds that are available for distribution. Upon liquidation or dissolution of HighMark Funds, shareholders of a class of Shares of a series are entitled to receive the net assets of the series attributable to such class.

         As used in the Prospectuses and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by HighMark Funds upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of HighMark Funds not readily identified as belonging to a particular Fund or other series of HighMark Funds that are allocated to that Fund by HighMark Funds' Board of Trustees. Such allocations of general assets may be made in any manner deemed fair and equitable, and it is anticipated that the Board of Trustees will use the relative net asset values of the Funds and all the other series of HighMark Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses of that Fund, and with a share of the general liabilities and expenses of HighMark Funds not readily identified as belonging to a particular Fund or other series of HighMark Funds that are allocated to that Fund in proportion to the relative net asset values of the respective Funds and other series of HighMark Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of HighMark Funds to particular Funds or other series of HighMark Funds will be determined by the Board of Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund or other series of HighMark Funds are conclusive.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as HighMark Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each series of HighMark Funds affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of the series of HighMark Funds will be required in connection with a matter, a series will be deemed to be affected by a matter unless it is clear that the interests of the series in the matter are identical with the other series of HighMark Funds, or that the matter does not affect any interest of the series.

         Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of HighMark Funds voting without regard to series.

         Although not governed by Rule 18f-2, Class A, Class B and Class C Shares of a Fund have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plans.

         SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, HighMark Funds' Declaration of Trust, as amended, provides that shareholders shall not be subject to any personal liability for the obligations of HighMark Funds, and that every written agreement, obligation, instrument, or undertaking made by HighMark Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust, as amended, provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust, as amended, also provides that HighMark Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of HighMark Funds, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which HighMark Funds itself would be unable to meet its obligations.

         The Declaration of Trust, as amended, states further that no Trustee, officer, or agent of HighMark Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of HighMark Funds' business, nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust, as amended, also provides that all persons having any claim against the Trustees or HighMark Funds shall look solely to the assets of the trust for payment.

         SHARE OWNERSHIP

         As of January 14, 2005, the Funds had no Shares outstanding.

         MISCELLANEOUS

         Shareholders are entitled to one vote for each Share held in the Funds as determined on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional Share held. Shareholders of HighMark Funds will vote in the aggregate and not by series or class except (i) as otherwise expressly required by law or when HighMark Funds' Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or particular class, and (ii) only the Retail Shares covered under a particular Distribution Plan will be entitled to vote on matters submitted to a shareholder vote relating to such Distribution Plan. HighMark Funds is not required to hold regular annual meetings of shareholders, but may hold special meetings from time to time.

         HighMark Funds' Trustees are elected by shareholders of HighMark Funds, except that vacancies may be filled by vote of the Board of Trustees. HighMark Funds is not required to hold meetings of shareholders for the purpose of electing Trustees except that (i) HighMark Funds is required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of HighMark Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of HighMark Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of HighMark Funds stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, HighMark Funds will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         HighMark Funds is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of HighMark Funds.

         The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made.

         No salesperson, dealer, or other person is authorized to give any information or make any representation regarding the securities described herein other than information or representations contained in the Prospectuses and this Statement of Additional Information.

                                   APPENDIX A

The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch IBCA, Duff & Phelps ("Fitch IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1,2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S & P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Fitch IBCA:

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                          - Leading market positions in well-established
                            industries.

                          - High rates of return on funds employed.

                          - Conservative capitalization structure with moderate
                            reliance on debt and ample asset protection.

                          - Broad margins in earnings coverage of fixed
                            financial charges and high internal cash generation.

                          - Well-established access to a range of financial
                            markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S & P's description of its three highest short-term debt ratings:

A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch IBCA's description of its three highest short-term debt ratings:

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1          This designation denotes superior credit quality.
                      Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2          This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

Short-Term Debt Ratings

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non investment grade and therefore speculative.

                                   APPENDIX B

SUMMARY OF THE PROXY VOTING POLICIES AND PROCEDURES OF HIGHMARK CAPITAL
MANAGEMENT

         It is HighMark Capital Management's (HCM) policy that proxies be voted in a manner that is consistent with the interests of its clients, including each HighMark Fund.

         For all Funds managed by a sub-adviser pursuant to an agreement with HCM, HCM delegates proxy voting to the respective sub-adviser. HCM expects the sub-adviser to vote such proxies, as well as to maintain and make available appropriate proxy voting records, according to policies adopted by the sub-adviser which are in compliance with applicable law. As part of its sub-adviser review process, HCM will at least annually review the sub-adviser's voting policies and compliance with such policies, and will periodically monitor its proxy voting. HCM will require the sub-adviser to promptly notify HCM of any material changes to its voting policies or practices

         For proxies to be voted by HCM, HCM utilizes the services of an outside third party, Institutional Shareholder Services (ISS), to vote its proxies pursuant to guidelines set by ISS and approved by HCM. ISS is an agent of HCM and HCM retains the fiduciary duty to vote the proxies in the best interest of clients. HCM expects ISS to vote such proxies, as well as to maintain and make available appropriate proxy voting records, according to policies adopted by ISS which are in compliance with applicable law. HCM will at least annually review ISS's voting policies and compliance with such policies, and will periodically monitor its proxy voting. HCM will require ISS to promptly notify HCM of any material changes to its voting policies or practices

         HCM, through its Investment Policy Committee (IPC), reserves the right to withdraw any proxy from ISS and to vote such proxy according to guidelines established by the IPC. HCM shall withdraw any proposed proxy vote from ISS in the event that HCM determines that the proposed vote by ISS would not be consistent with HCM's fiduciary duty to a Fund. Before deciding to vote any proxy the IPC shall determine whether HCM or any of its affiliates have a significant business, personal or family relationship that could give rise to a material conflict of interest with regard to the proxy vote. If a conflict of interest exists, HCM will retain an independent fiduciary to vote the proxy. To determine whether a material conflict exists, the IPC shall perform a reasonable investigation of information relating to possible conflicts of interest by relying on information about HCM and its affiliates that is publicly available or is generally known by HCM's employees, and on other information actually known by any IPC member. IPC members have a duty to disclose to the IPC conflicts of interest of which the member has actual knowledge but which have not been identified by the IPC in its investigation. The IPC cannot pursue investigation of possible conflicts when the information it would need is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the IPC. If a director, officer or employee of HCM, not involved in the proxy voting process, contacts any IPC member for the purpose of influencing how a proxy is voted, the member has a duty to immediately disclose such contact to the IPC and the IPC shall contact legal counsel who will be asked to recommend an appropriate course of action. All appropriate records regarding proxy-voting activities are maintained by ISS. HCM makes its proxy voting records available to each Fund and its shareholders, as required by law. HCM complies with the requirements of the Advisers Act and the Investment Company Act, and rules thereunder, and the fiduciary requirements of ERISA and the Department of Labor (DOL) guidelines with respect to voting proxies.

PART C.  OTHER INFORMATION

ITEM 22. EXHIBITS

                           (a)      (1)     Declaration of Trust, dated March
                                            10, 1987, is incorporated by
                                            reference to Exhibit (1)(a) of
                                            Pre-Effective Amendment No. 1 (filed
                                            May 15, 1987) to Registrant's
                                            Registration Statement on Form N-1A.

                                    (2)     Amendment to Declaration of Trust,
                                            dated April 13, 1987, is
                                            incorporated by reference to Exhibit
                                            (1)(b) of Pre-Effective Amendment
                                            No. 1 (filed May 15, 1987) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (3)     Amendment to Declaration of Trust,
                                            dated July 13, 1987, is incorporated
                                            by reference to Exhibit (1)(c) of
                                            Pre-Effective Amendment No. 2 (filed
                                            July 24, 1987) to Registrant's
                                            Registration Statement on Form N-1A.

                                    (4)     Amendment to Declaration of Trust,
                                            dated July 30, 1987, is incorporated
                                            by reference to Exhibit (1)(d) of
                                            Pre-Effective Amendment No. 3 (filed
                                            July 31, 1987) to Registrant's
                                            Registration Statement on Form N-1A.

                                    (5)     Amendment to Declaration of Trust,
                                            dated October 18, 1996, is
                                            incorporated by reference to Exhibit
                                            (1)(e) of Post-Effective Amendment
                                            No. 18 (filed November 8, 1996) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (6)     Amendment to Declaration of Trust,
                                            dated December 4, 1996, is
                                            incorporated by reference to Exhibit
                                            (1)(f) of Post-Effective Amendment
                                            No. 19 (filed December 13, 1996) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                           (b)      (1)     Amended and Restated Code of
                                            Regulations, dated June 5, 1991, is
                                            incorporated by reference to Exhibit
                                            2 of Post-Effective Amendment No. 7
                                            (filed September 30, 1991) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (2)     Amendment to Amended and Restated
                                            Code of Regulations, dated December
                                            4, 1991, is incorporated by
                                            reference to Exhibit 2(b) of
                                            Post-Effective Amendment No. 8
                                            (filed September 30, 1992) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                           (c)              RIGHTS OF SHAREHOLDERS

                           The following portions of Registrant's Declaration of Trust incorporated as Exhibit (a) hereto, define the rights of shareholders:

                           5.1      SHARES IN THE SERIES OF THE TRUST.
                                    ---------------------------------

                                    A.  The Trustees shall have full power and
                                    authority, in their sole discretion, without obtaining the prior approval of the Shareholders (either with respect to the Trust as a whole or with respect to any series of the Trust) by vote or otherwise, to establish one or more series of Shares of the Trust. The establishment of any such series shall be effective upon the adoption by a majority of the Trustees then in office of a resolution establishing such series and setting the voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of such series. The beneficial interest in each series of the Trust shall at all times be divided into full and fractional transferable Shares without par value. There is no numerical limitation on the number of Shares of a series that may be issued. The investment objective, policies, and restrictions governing the management and operations of each series of the Trust, including the management of assets belonging to any particular series, may from time to time be changed or supplemented by the Trustees, subject to the requirements of the Act. The Trustees may from time to time divide or combine the outstanding Shares of any one or more series of the Trust into a greater or lesser number without thereby changing their proportionate beneficial interests in the Trust assets allocated or belonging to such series.

                                            Subject to the respective voting
                                    rights, preferences, participating or other special rights and qualifications, restrictions, and limitations expressly provided for in this Declaration of Trust or the Code of Regulations with respect to Shares of each series of the Trust, the Trustees have the power to classify or reclassify Shares of any series of the Trust into one or more classes by setting or changing in any one or more respects, from time to time, the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to Shares of such class. All references in this Declaration of Trust to Shares of any series of the Trust shall include and refer to the Shares of any class thereof.

                                    B. Shares of each series of the Trust shall have the following preferences, participating or other special rights, qualifications, restrictions and limitations:

                                            (1) ASSETS BELONGING TO A SERIES.
                                    All consideration received by the Trust for the issue or sale of Shares of any series, together with all assets in which such consideration is invested or reinvested, including any proceeds derived from the sale, exchange, or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be referred to as "assets belonging to" that series. In addition, any assets, income, earnings, profits or proceeds thereof, or funds or payments which are not readily identifiable as belonging to a particular series shall be allocated by the Trustees to one or more series (such allocation to be conclusive and binding upon the Shareholders of all series for all purposes) in such manner as they, in their sole discretion, deem fair and equitable, and shall also be referred to as "assets belonging to" such series. Such assets belonging to a particular series shall irrevocably belong for all purposes to the Shares of the series, and shall be so handled upon the books of account of the Trust. Such assets and the income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange, or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form, are herein referred to as "assets belonging to" such a series. Shareholders of any series shall have no right, title or interest in or to the assets belonging to any other series.

                                            (2) LIABILITIES BELONGING TO A
                                    SERIES. The assets belonging to any series of the Trust shall be charged with the direct liabilities in respect of such series and with all expenses, costs, charges, and reserves attributable to such series, and shall also be charged with the share of such series of the general liabilities, expenses, costs, charges, and reserves of the Trust which are not readily identifiable as belonging to a particular series in proportion to the relative net assets of the respective series, as determined at such time or times as may be authorized by the Trustees. Any such determination by the Trustees shall be conclusive and binding upon the Shareholders of all series for all purposes; provided, however, that under no circumstances shall the assets allocated or belonging to any series of the Trust be charged with liabilities directly attributable to any other series. The liabilities so charged to a series are herein referred to as "liabilities belonging to" such series. All persons who may have extended credit to a particular series or who have contracts or claims with respect to a particular series shall look only to the assets of that particular series for payment of such contracts or claims.

                                            (3) LIQUIDATING DISTRIBUTIONS. In
                                    the event of the termination of the Trust or a particular series thereof and the winding up of its affairs, the Shareholders of the Trust or such particular series shall be entitled to receive out of the assets of the Trust or belonging to the particular series, as the case may be, available for distribution to Shareholders, but other than general assets not belonging to any particular series of the Trust, the assets belonging to such series; and the assets so distributable to the Shareholders of any series shall be distributed among such Shareholders in proportion to the number of Shares of such series held by them and recorded in their names on the books of the Trust. In the event that there are any general assets not belonging to any particular series of the Trust available for distribution, such distribution shall be made to the Shareholders of all series subject to such termination and winding up in proportion to the relative net assets of the respective series determined as hereinafter provided and the number of Shares of such series held by them and recorded in their names on the books of the Trust.

                                            (4) DIVIDENDS AND DISTRIBUTIONS.
                                    Shares of each series shall be entitled to such dividends and distributions in Shares or in cash or both, as may be declared from time to time by the Trustees, acting in their sole discretion, with respect to such series, provided, however, that dividends and distributions on Shares of a particular series shall be paid only out of the lawfully available "assets belonging to" such series as such term is defined in this Declaration of Trust.

                           5.2 PURCHASE OF SHARES. The Trustees may accept investments in each series of the Trust from such Persons for such consideration and on such other terms as they may from time to time authorize. The Trust may reject any order for, or refuse to give effect on the books of the Trust to the transfer of, any Shares as permitted under the Act. Each such investment shall be credited to the Shareholder's account in the form of full and fractional Shares of the appropriate series of the Trust, at the net asset value per Share next computed after receipt of the investment.

                           5.3 NET ASSET VALUE PER SHARE. The net asset value per Share of each series of the Trust shall be computed at such time or times as the Trustees may specify pursuant to the Act. Assets shall be valued and net asset value per Share shall be determined by such Person or Persons as the Trustees may appoint under the supervision of the Trustees in such manner not inconsistent with the Act and any orders of the Securities and

                           Exchange Commission received by the Trust, as the Trustees may determine.

                           5.4 OWNERSHIP OF SHARES. The ownership of Shares shall be recorded separately with respect to each series on the record books of the Trust. Certificates for Shares shall be issued to holders of such Shares only upon the authorization of the Trustees, in their discretion, to issue such certificates, and shall be issued, if at all, subject to such rules and regulations as the Trustees may determine. The Trustees may make such rules as they consider appropriate for the transfer of Shares and similar matters. The record books of the Trust shall be conclusive as to the identity of holders of Shares and as to the number of Shares of each series held by each Shareholder.

                           5.5 PREEMPTIVE RIGHTS. Shareholders shall have no preemptive or other rights to subscribe to any additional Shares or other securities issued by the Trust or by the Trustees.

                           5.6 REDEMPTION OF SHARES. To the extent of the assets of the Trust legally available for such redemption, a Shareholder of any series of the Trust shall have the right, subject to the provisions of Section 5.7 hereof, to require the Trust to redeem his full and fractional Shares of any series out of assets belonging to such series at a redemption price equal to the net asset value per Share next determined after receipt of a request to redeem in proper form as determined by the Trustees. The Trustees shall establish such rules and procedures as they deem appropriate for redemption of Shares; PROVIDED, HOWEVER, that all redemptions shall be in accordance with the Act. Without limiting the generality of the foregoing, the Trust shall, to the extent permitted by applicable law, have the right at any time to redeem the Shares owned by any holder thereof (i) if the value of such Shares in an account maintained by the Trust or its transfer agent for any Shareholder with respect to any series of the Trust is less than the amount specified by resolution of the Trustees; PROVIDED, HOWEVER, that any such Shareholder shall be notified that the value of his account is less than such amount, and shall be allowed such period of time as specified by resolution of the Trustees to make additional purchases of Shares of the appropriate series so that the value of his account may be increased before any such involuntary redemption is processed by the Trust; or (ii) if the net income with respect to any particular series of the Trust should be negative or it should otherwise be appropriate to carry out the Trust's responsibilities under the Act, in each case subject to such further terms and conditions as the Board of Trustees of the Trust may from time to time adopt. The redemption price of Shares of any series of the Trust shall, except as otherwise provided in this section, be the net asset value thereof as determined by the Board of Trustees of the Trust from time to time in accordance with the provisions of applicable law, less such redemption fee or other charge, if any, as may be fixed by resolution of the Board of Trustees of the Trust. When the net income with respect to any particular series of the Trust is negative or whenever deemed appropriate by the Board of Trustees of the Trust in order to carry out the Trust's responsibilities under the Act, any series of the Trust may, without payment of compensation but in consideration of the interests of the Trust or a particular series thereof and of the Shareholders of the Trust or of such series in maintaining a constant net asset value per Share with respect to such series, redeem pro rata from each holder of record on such day, such number of full and fractional Shares of such series as may be necessary to reduce the aggregate number of outstanding Shares of such series in order to permit the net asset value thereof to remain constant. Payment of the redemption price, if any, shall be made in cash by the appropriate series of the Trust at such time and in such manner as may be determined from time to time by the Board of Trustees of the Trust unless, in the opinion of the Board of Trustees, which shall be conclusive and binding upon the Shareholders for all purposes, conditions exist which make payment wholly in cash unwise or undesirable; in such event the appropriate series of the Trust may make payment in the assets belonging or allocable to such series, the value of which shall be determined as provided herein.

                           5.7 SUSPENSION OF RIGHT OF REDEMPTION. The Trustees may suspend the right of redemption by Shareholders or postpone the date of payment or the recordation of transfer of Shares of any series, as permitted under the Act or applicable law. Such suspension or postponement shall take effect at such time as the Trustees shall specify but not later than the close of business of the business day following the declaration of suspension or postponement, and thereafter there shall be no right of redemption or payment or transfer until the Trustees shall declare the suspension at an end. In case of suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

                           5.8 CONVERSION RIGHTS. The Trustees shall have the authority to provide from time to time that the holders of Shares of any series shall have the right to convert or exchange said Shares for or into Shares of one or more other series in accordance with such requirements and procedures as may be established from time to time by the Trustees.

                           8. SHAREHOLDER'S VOTING POWERS AND MEETINGS.
                           Shareholders shall have such power to vote as is provided in, and may hold meetings and take actions pursuant to the provisions of this Declaration of Trust or the Code of Regulations.

                           9.4 LIMITATION OF SHAREHOLDER LIABILITY. Shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time, personally agree to pay by way of subscription to any Share or otherwise. Every obligation, contract, instrument, certificate, Share, other security or undertaking of the Trust, and every other act whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacities as Trustees under this Declaration of Trust or in their capacity as officers, employees, or agents of the Trust, and not individually. Every note, bond, contract, order, or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to any series of the Trust, and the stationery used by the Trust, shall include a recitation limiting the obligation represented thereby to the Trust and its assets (but the omission of such a recitation shall not operate to bind any Shareholder), as follows:

                           "The names 'HighMark Funds' and 'Trustees of HighMark Funds' refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under this Declaration of Trust dated March 10, 1987 to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of 'The Merus Group' entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust."

                           The rights accruing to a Shareholder under this
                           Section 9.4 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided for herein PROVIDED, HOWEVER, that a Shareholder of any series of the Trust shall be indemnified only from assets belonging to that series.

                           9.5 INDEMNIFICATION OF SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder

                           (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon.

                           9.6 LIABILITIES OF A SERIES. Liabilities belonging to any series of the Trust, including, without limitation, expenses, fees, charges, taxes, and liabilities incurred or arising in connection with a particular series, or in connection with the management thereof, shall be paid only from the assets belonging to that series.

                           10.3 TERMINATION OF TRUST. This Trust shall continue without limitation of time; PROVIDED, HOWEVER, that:

                                    A. The Trustees, with the vote of a majority of the outstanding Shares of any series of the Trust, may sell and convey the assets belonging to such series to another I trust or corporation organized under the laws of any state of the United States, which is a management investment company as defined in the Act, for an adequate consideration which may include the assumption of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series and which may include beneficial interests of such trust or stock of such corporation. Upon making provision for the payment of all such liabilities, by such assumption or otherwise, the Trustees shall distribute the remaining proceeds ratably among the holders of the Shares of the series then outstanding.

                                    B. The Trustees, with the vote of a
                                    majority, of the outstanding Shares of any series of the Trust, may sell and convert into money all the assets belonging to such series. Upon making provision for the payment of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series, the Trustees shall distribute the remaining assets belonging to such series ratably among the holders of the outstanding Shares of the series.

                                    C. Without the vote of a majority of the outstanding Shares of any series of the Trust (unless Shareholder approval is otherwise required by applicable law), the Trustees may combine the assets belonging to any two or more series into a single series if the Trustees reasonably determine that such combination will not have a material adverse effect on the Shareholders of each series affected thereby.

                                    D. After the effective date of the
                                    determination of the Trustees under
                                    paragraph A or B above,

                                            (1) The Trust shall carry on no
                                            business relating to the assets of
                                            such series except for the purpose
                                            of winding up the affairs of such
                                            series.

                                            (2) The Trustees shall proceed to
                                            wind up the affairs of such series
                                            and all of the powers of the
                                            Trustees under this Declaration of
                                            Trust shall continue until the
                                            affairs of such series shall have
                                            been wound up, including the power
                                            to fulfill or discharge the
                                            contracts of the Trust relating to
                                            such series, to collect assets of
                                            such series, to sell, convey,
                                            assign, exchange, transfer, or
                                            otherwise dispose of all or any part
                                            of the remaining assets of such
                                            class to one or more Persons at
                                            public or private sale for
                                            consideration that may consist in
                                            whole or in part of cash,
                                            securities, or other property of any
                                            kind, to discharge or pay its
                                            liabilities, and to do all other
                                            acts appropriate to liquidate the
                                            business of such series.

                                            Upon completion of the distribution
                                            of the remaining proceeds or the
                                            remaining assets as provided in
                                            paragraphs A and B of this section,
                                            the Trustees may authorize the
                                            termination of that series of the
                                            Trust. Such termination shall be
                                            effective upon filing with the State
                                            Secretary of the Commonwealth of
                                            Massachusetts of an instrument
                                            setting forth such termination, at
                                            which time the Trustees shall be
                                            discharged of any and all further
                                            liabilities and duties hereunder
                                            relating to such series and the
                                            right, title and interest of all
                                            parties shall be cancelled and
                                            discharged with respect to such
                                            series. Such instrument shall
                                            constitute an amendment to this
                                            Declaration of Trust when filed with
                                            the State Secretary of the
                                            Commonwealth of Massachusetts as
                                            provided in this Title X.

                           10.8     AMENDMENT PROCEDURE.

                                    A. Subject to the provisions of subsections
                                    B and C of this Section 10.8, this
                                    Declaration of Trust may be amended by the affirmative vote of the holders of not less than a majority of the outstanding Shares (except that an amendment which shall affect the holders of one or more series of Shares but not the holders of all outstanding series shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series affected and no vote of Shareholders of a series not affected shall be required) or by any larger vote as may be required by any provisions of applicable law.

                                    B. Notwithstanding any other provisions
                                    hereof, until such time as a Registration
                                    Statement under the Securities Act of 1933, as amended, covering the first public offering of securities of the Trust shall have become effective, this Declaration of Trust may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees.

                                    C. The Trustees may also amend this
                                    Declaration without the vote of Shareholders to cure any error or ambiguity or to change the name of the Trust or, if they deem it necessary, to conform this Declaration of Trust to the requirements of applicable state or federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code of 1986, but the Trustees shall not be liable for failing to do so.

                           The following portions of Registrant's Code of Regulations incorporated as Exhibit (b) hereto, define the rights of shareholders:

                                    1.1 VOTING POWERS. The Shareholders shall have power to vote (a) for the election of Trustees as provided in Section 6.2 and
                                    Section 6.5 of the Declaration of Trust; (b) with respect to any amendment of the Declaration of Trust to the extent and as provided in Section 10.8 of the Declaration of Trust; (c) with respect to any restrictions, or amendments thereto, upon the investment of the assets of the Trust to the extent and as provided in Article V of these Regulations; (d) with respect to the approval of investment advisory agreements (as provided in Section 7.1 of the Declaration of Trust), and with respect to distribution agreements entered into on behalf of the Trust or one or more series thereof, to the extent required by the Investment Company Act of 1940; (e) with respect to matters relating to any termination of the Trust or to incorporation to the extent and as provided in Section
                                    10.3 and Section 10.4, respectively, of the Declaration of Trust; (f) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust, these Regulations, or by any requirements applicable to or agreement of the Trust, or as the Trustees may consider desirable; and (g) to the same extent as the stockholders of a Massachusetts business corporation, when considering whether a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; PROVIDED, HOWEVER, that no Shareholder of a particular series shall be entitled to bring, or to vote in respect of, any class or derivative action not on behalf of the series of the Trust in respect of which the Shareholder owns Shares. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting. Shares may be voted in person or by proxy. The authorization for a proxy to act may be obtained by written authorization or by telephone, facsimile or alternative transmission, provided that such telephone or facsimile transmission is performed in accordance with Telephonic and Facsimile Voting Procedures adopted by the Board of Trustees. On any matter submitted to a vote of the Shareholders, all Shares shall be voted in the aggregate and not by individual series, except (i) where required law, Shares shall be voted by individual series, and (ii) if the Trustees shall have determined that a matter affects the interests only of one or more series, then only the Shareholders of such affected series shall be entitled to vote thereon. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted by law, the Declaration of Trust, or these Regulations to be taken by Shareholders.

                                    1.2 MEETINGS. Meetings of Shareholders of the Trust may be called by the Trustees, and shall be called by the Trustees whenever required by law or upon the written request of holders of at least twenty percent of all the outstanding Shares entitled to vote.

                                    1.3 QUORUM AND REQUIRED VOTE. At any meeting of the Shareholders, a quorum for the transaction of business shall consist of a majority represented in person or by proxy of the outstanding Shares (without regard to individual series) entitled to vote with respect to a matter; PROVIDED, HOWEVER, that at any meeting at which the only actions to be taken are actions required by law, to be taken by vote of the Shareholders of an individual series, a quorum shall consist of a majority of the outstanding Shares of such individual series entitled to vote thereon, and that at any meeting at which the only actions to be taken shall have been determined by the Board of Trustees to affect the rights and interests of one or more but not all series of the Trust, a quorum shall consist of a majority of the outstanding Shares of the series so affected; and PROVIDED, FURTHER, that any reasonable adjournments of such meeting until a quorum is obtained may be made by a vote of the Shares present in person or by proxy. A majority of the votes shall decide any question and a plurality shall elect a Trustee, subject to any applicable requirements of law or of the Declaration of Trust or these Regulations; PROVIDED, HOWEVER, that when any provision of law or of the Declaration of Trust or these Regulations requires the holders of Shares of any particular series to vote by series and not in the aggregate with respect to a matter, then a majority of the outstanding Shares of that series shall decide such matter insofar as that particular series shall be concerned. As used in these Regulations, the term "vote of a majority of the outstanding Shares" (the 67% or 50% requirement of the third sentence of Section 2(a)(42) of the Investment Company Act of
                                    1940) shall have the same meaning given such term in the Investment Company Act of 1940; PROVIDED, HOWEVER, that such term may be used herein with respect to Shares of the Trust as a whole, or with respect to Shares of a particular series of the Trust, as the context may require.

                                    1.4 NOTICE. Written notice, stating the
                                    place, day, and hour of each meeting of
                                    Shareholders and the general nature of the business to be transacted, shall be given by, or at the direction of, the person calling the meeting to each Shareholder of record entitled to vote at the meeting at least ten days prior to the day named for the meeting, unless in a particular case a longer period of notice is required by law. Any adjournments of a meeting of Shareholders may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

                                    1.5 SHAREHOLDERS' LIST. The officer or agent having charge of the transfer books for Shares of the Trust shall make, at least five days before each meeting of Shareholders, a complete list of the Shareholders entitled to vote at the meeting, arranged in alphabetical order with the address of and the number of Shares held by each such Shareholder. The list shall be kept on file at the office of the Trust and shall be subject to inspection by any Shareholders at any time during usual business hours, and shall also be produced and kept open at the time and place of each meeting of Shareholders and shall be subject to the inspection of any Shareholder during each meeting of Shareholders.

                                    1.6 RECORD DATE. The Trustees may fix a time
                                    (during which they may close the Share
                                    transfer books of the Trust) not more than ninety (90) days prior to the date of any meeting of Shareholders as a record date for the determination of the Shareholders entitled to notice of, or to vote at, any such meeting; only such Shareholders as shall be Shareholders of record at the close of business on the date so fixed shall be entitled to notice of, or to vote at, such meeting, notwithstanding any transfer of any Shares on the books of the Trust after any record date fixed, as aforesaid. The Trustees may also fix a time (during which they may close the Share transfer books of the Trust) not more than fifty (50) days prior to the payment of any dividend, or the date of the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to receive payment of any such dividend, or to receive any such allotment of rights, or to exercise such rights, as the case may be; only such Shareholders as shall be Shareholders of record at the close of business on the date so fixed shall be entitled to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any record date fixed, as aforesaid.

                                    1.7 SHAREHOLDER ACTION BY WRITTEN CONSENT.
                                    Any action taken by Shareholders may be
                                    taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of law or the Declaration of Trust or these Regulations) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

                                    3.1 FORM. Notices to Shareholders shall be in writing and delivered personally or mailed to the Shareholders at their addresses appearing on the books of the Trust. Notices to Trustees shall be oral or by telephone or telegram or in writing delivered personally or mailed to the trustees at their addresses appearing on the books of the Trust. Oral notice shall be deemed to be given when given directly to the person required to be notified and notice by mail shall be deemed to be given when deposited in the United States mail or with a telegraph office or courier service for transmission. Notices to Trustees need not state the purpose of a Regular or Special Meeting.

                                    3.2 WAIVER. Whenever any notice of the time, place, or purpose of any meeting of Shareholders, Trustees, or committee is required to be given under the provisions of Massachusetts law or under the provisions of the Declaration of Trust or these Regulations, a wavier thereof in writing, signed by the person or persons entitled to such notice and filed with the records of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of Shareholders in person or by proxy, or at the meeting of Trustees or committee in person, shall be deemed equivalent to the giving of such notice to such persons.

                           (d)      (1)     Investment Advisory Agreement
                                            between Registrant and HighMark
                                            Capital Management, Inc., dated as
                                            of September 1, 1998 (the
                                            "Investment Advisory Agreement"), is
                                            incorporated by reference to Exhibit
                                            5(a) of Post-Effective Amendment No.
                                            25 (filed November 30, 1998) to
                                            Registrant's Registration Statement
                                            on Form N-1A.


                                    (2)     Amended and Restated Schedule A to
                                            the Investment Advisory Agreement,
                                            dated as of December 15, 2004, is
                                            filed herewith.


                                    (3)     Investment Sub-Advisory Agreement
                                            between HighMark Capital Management,
                                            Inc. and Waddell & Reed Investment
                                            Management Company is incorporated
                                            by reference to Exhibit (d)(2) of
                                            Post-Effective Amendment No. 37
                                            (filed September 27, 2002) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (4)     Investment Sub-Advisory Agreement
                                            between HighMark Capital Management,
                                            Inc. and LSV Asset Management is
                                            incorporated by reference to Exhibit
                                            (d)(3) of Post-Effective Amendment
                                            No. 37 (filed September 27, 2002) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (5)     Investment Sub-Advisory Agreement
                                            between HighMark Capital Management,
                                            Inc. and Aronson+Johnson+Ortiz, LP
                                            dated March 28, 2003 is incorporated
                                            by reference to Exhibit (d)(5) of
                                            Post-Effective Amendment No. 39
                                            (filed November 25, 2003) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (6)     Investment Sub-Advisory Agreement
                                            between HighMark Capital Management,
                                            Inc. and Chartwell Investment
                                            Partners dated April 28, 2003 is
                                            incorporated by reference to Exhibit
                                            (d)(6) of Post-Effective Amendment
                                            No. 39 (filed November 25, 2003) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                           (e) Distribution Agreement between the Registrant and SEI Financial
                                            Services Company dated as of
                                            February 15, 1997 and re-executed
                                            January 30, 1998 is incorporated by
                                            reference to Exhibit (e)(1) of
                                            Post-Effective Amendment No. 34
                                            (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                           (f)              None.

                           (g)              Custodian Agreement between
                                            Registrant and Union Bank of
                                            California, N.A., dated as of
                                            December 5, 2001 (the "Custodian
                                            Agreement"), is incorporated by
                                            reference to Exhibit (g)(1) of
                                            Post-Effective Amendment No. 37
                                            (filed September 27, 2002) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                           (h)      (1)     Administration Agreement between
                                            Registrant and SEI Fund Resources
                                            incorporated by reference to Exhibit
                                            9(a) of Post-Effective Amendment No.
                                            20 (filed February 25, 1997) to
                                            Registrant's Registration Statement
                                            on Form N-1A.


                                    (2)     Amended and Restated Schedule to the
                                            Administration Agreement between
                                            Registrant and SEI Investments
                                            Global Funds Services, dated as of
                                            September 29, 2004, is filed
                                            herewith.


                                    (3)     Sub-Administration Agreement between
                                            SEI Investments Mutual Funds
                                            Services and HighMark Capital
                                            Management, Inc. dated September 1,
                                            1998 is incorporated by reference to
                                            Exhibit (h)(3) of Post-Effective
                                            Amendment No. 34 (filed September
                                            28, 2001) to Registrant's
                                            Registration Statement on Form N1-A.

                                    (4)     Amended and Restated Schedule A to
                                            the Sub-Administration Agreement is
                                            incorporated by reference to Exhibit
                                            (h)(4) of Post-Effective Amendment
                                            No. 34 (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (5)     Amended and Restated Schedule B to
                                            the Sub-Administration Agreement is
                                            incorporated by reference to Exhibit
                                            (h)(5) of Post-Effective Amendment
                                            No. 34 (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (6)     Transfer Agency and Service
                                            Agreement between the Registrant and
                                            State Street Bank and Trust Company
                                            is incorporated by reference to
                                            Exhibit 9(c) of Post-Effective
                                            Amendment No. 20 (filed February 25,
                                            1997) to Registrant's Registration
                                            Statement on Form N-1A.

                                    (7)     Amended and Restated Schedule A to
                                            the Transfer Agency and Service
                                            Agreement is incorporated by
                                            reference to Exhibit (h)(7) of
                                            Post-Effective Amendment No. 34
                                            (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (8)     Amendment to the Transfer Agency and
                                            Service Agreement between the
                                            Registrant and State Street Bank and
                                            Trust Company is incorporated by
                                            reference to Exhibit (h)(8) of
                                            Post-Effective Amendment No. 39
                                            (filed November 25, 2003) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (9)     Restated Shareholder Service Plan
                                            with respect to Class A Shares is
                                            incorporated by reference to Exhibit
                                            (h)(8) of Post-Effective Amendment
                                            No. 34 (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (10)    Shareholder Service Plan with
                                            respect to Class B Shares is
                                            incorporated by reference to Exhibit
                                            (h)(9) of Post-Effective Amendment
                                            No. 34 (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (11)    Restated Shareholder Services Plan
                                            with respect to Fiduciary Shares is
                                            incorporated by reference to Exhibit
                                            15(a) of Post-Effective Amendment
                                            No. 25 (filed November 30, 1998) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (12)    Amended and Restated Schedule A to
                                            the Restated Shareholder Services
                                            Plan with respect to Fiduciary
                                            Shares is incorporated by reference
                                            to Exhibit (h)(11) of Post-

                                            Effective Amendment No. 34 (filed
                                            September 28, 2001) to Registrant's
                                            Registration Statement on Form N-1A.


                           (i)      (1)     Opinion and Consent of Counsel,
                                            dated September 29, 2004, as to
                                            shares registered is incorporated by
                                            reference to Exhibit (i) of Post-
                                            Effective Amendment No. 43 (filed
                                            September 29, 2004) to Registrant's
                                            Registration on Form N1-A.

                                    (2)     Opinion and Consent of Counsel,
                                            dated January 14, 2005, as to shares
                                            registered is filed herewith.


                           (j)              Consent of Deloitte & Touche LLP is
                                            filed herewith.

                           (k)              None.

                           (l)              None.

                           (m)      (1)     Restated Distribution Plan with
                                            respect to Class A Shares is
                                            incorporated by reference to Exhibit
                                            (m)(1) of Post-Effective Amendment
                                            No. 34 (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (2)     Amended Class B Distribution Plan
                                            dated June 18, 2003 is incorporated
                                            by reference to Exhibit (m)(2) of
                                            Post-Effective Amendment No. 39
                                            (filed November 25, 2003) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (3)     Amended Distribution and Shareholder
                                            Services Plan with respect to Class
                                            C Shares dated September 17, 2003 is
                                            incorporated by reference to Exhibit
                                            (m)(3) of Post-Effective Amendment
                                            No. 39 (filed November 25, 2003) to
                                            Registrant's Registration
                                            Statement on Form N-1A.

                                    (4)     Distribution Plan with respect to
                                            Class S Shares is incorporated by
                                            reference to Exhibit (m)(5) of
                                            Post-Effective Amendment No. 28
                                            (filed September 20, 1999) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                           (n)      (1)     Amended Multiple Class Plan for
                                            HighMark Funds adopted by the Board
                                            of Trustees on June 18, 2003 is
                                            incorporated by reference to Exhibit
                                            (n)(1) of Post-Effective Amendment
                                            No. 39 (filed November 25, 2003) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                           (p)      (1)     Code of Ethics of HighMark Funds
                                            dated as of June 21, 2000 is
                                            incorporated by reference to Exhibit
                                            (p)(1) of Post-Effective Amendment
                                            No. 30 (filed September 22, 2000) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (2)     Code of Ethics of HighMark Capital
                                            Management, Inc. dated June 2002 is
                                            incorporated by reference to Exhibit

                                            (p)(2) of Post-Effective Amendment
                                            No. 37 (filed September 27, 2002) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (3)     Code of Ethics of Waddell & Reed
                                            Investment Management Company dated
                                            November 15, 2000 as revised August
                                            22, 2001 is incorporated by
                                            reference to Exhibit (p)(4) of
                                            Post-Effective Amendment No. 37
                                            (filed September 27, 2002) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (4)     Code of Ethics of LSV Asset
                                            Management dated June 2001 is
                                            incorporated by reference to Exhibit
                                            (p)(6) of Post-Effective Amendment
                                            No. 34 (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (5)     Amended Code of Ethics of SEI
                                            Investments Company dated as of June
                                            18, 2003 is incorporated by
                                            reference to Exhibit (p)(5) of
                                            Post-Effective Amendment No. 39
                                            (filed November 25, 2003) to
                                            Registrant's Registration Statement
                                            on Form N-1A.


                                    (6)     Code of Ethics of
                                            Aronson+Johnson+Ortiz, LP dated
                                            January 1, 2004 is incorporated by
                                            reference to Exhibit (p)(6) of
                                            Post-Effective Amendment No.44
                                            (filed November 29, 2004) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (7)     Code of Ethics of Chartwell
                                            Investment Partners dated December
                                            22, 2003 is incorporated by
                                            reference to Exhibit (p)(7) of
                                            Post-Effective Amendment No.44
                                            (filed November 29, 2004) to
                                            Registrant's Registration Statement
                                            on Form N-1A.


ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the Registrant.

ITEM 24. INDEMNIFICATION

                  Article IX, Section 9.2 of the Registrant's Declaration of Trust, filed or incorporated by reference as Exhibit (a) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodian, investment adviser, administrator and transfer agent is provided for, respectively, in Section 6 of the Distribution Agreement, filed or incorporated by reference as Exhibit (e) hereto, Section 16 of the Custodian Agreement, filed or incorporated by reference as Exhibit (g) hereto, Section 8 of the Investment Advisory Agreement, filed or incorporated by reference as Exhibit
                  (d)(1) hereto, Section 5 of the Administration Agreement, filed or incorporated by reference as Exhibit (h)(1) hereto and Section 6 of the Transfer Agency and Service Agreement, filed or incorporated by reference as Exhibit (h)(6) hereto. Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-ADVISORS

                  HighMark Capital Management, Inc. (the "Adviser") performs investment advisory services for Registrant. The Adviser offers a wide range of investment management services to its clients in California, Oregon, and Washington and around the world. The Adviser is a subsidiary of Union Bank of California, N.A., which is a subsidiary of UnionBanCal Corporation, a publicly traded corporation, a majority of the shares of which are owned by The Bank of Tokyo-Mitsubishi, Ltd., a wholly owned subsidiary of Mitsubishi Tokyo Financial Group, Inc.

                  To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of the Adviser also hold positions with Union Bank of California, N.A., UnionBanCal Corporation,

                  The Bank of Tokyo-Mitsubishi and/or The Bank of
                  Tokyo-Mitsubishi's other subsidiaries.

                  Listed below are the directors and certain principal executive officers of the Adviser, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

                                      POSITION WITH
NAME                                  THE ADVISER                         PRINCIPAL OCCUPATION
----                                  -----------                         --------------------
Pieter Westerbeek III                 Director, Chairman of the Board     Executive Vice President
                                                                          Union Bank of California
                                                                          400 California Street
                                                                          San Francisco, CA  94104

Richard C. Hartnack                   Director                            Vice Chairman
                                                                          Union Bank of California
                                                                          400 California Street
                                                                          San Francisco, CA  94104

Honoria F. Vivell                     Director                            Executive Vice President, Wealth
                                                                          Management
                                                                          Union Bank of California
                                                                          400 California Street
                                                                          San Francisco, CA  94104


Takaaki Nakajima*                     Director                            Executive Vice President, Office
                                                                          of the President
                                                                          Union Bank of California
                                                                          400 California Street
                                                                          San Francisco, CA  94104


Jeffrey L. Boyle                      Senior Vice President and           Senior Vice President, Sales
                                      Sales manager                       Union Bank of California
                                                                          400 California Street
                                                                          San Francisco, CA  94104

John J. King                          Secretary                           Senior Vice President
                                                                          Union Bank of California
                                                                          400 California Street
                                                                          San Francisco, CA  94104

Brian W. Smith**                      Vice President and Assistant        Vice President
                                      Treasurer                           Union Bank of California
                                                                          400 California Street
                                                                          San Francisco, CA  94104

Catherine Vacca***                    Senior Vice President, Chief        Chief Compliance Officer
                                      Compliance Officer and Assistant    HighMark Capital Management
                                      Secretary                           475 Sansome Street
                                                                          San Francisco, CA  94111



                                      C-20

                                      POSITION WITH
NAME                                  THE ADVISER                         PRINCIPAL OCCUPATION
----                                  -----------                         --------------------

Earle A. Malm II****                  President and Chief Executive       President and Chief Executive
                                      Officer and Director                Officer
                                                                          HighMark Capital Management
                                                                          475 Sansome Street
                                                                          San Francisco, CA 94111

Luke C. Mazur                         Chief Investment Officer            Chief Investment Officer
                                      and Director                        HighMark Capital Management
                                                                          475 Sansome Street
                                                                          San Francisco, CA  94111

R. Gregory Knopf                      Managing Director                   Managing Director
                                                                          HighMark Capital Management
                                                                          475 Sansome Street
                                                                          San Francisco, CA 94111

Kevin A. Rogers                       Managing Director                   Managing Director
                                                                          HighMark Capital Management
                                                                          475 Sansome Street
                                                                          San Francisco, CA  94111

Richard  Earnest                      Senior Vice President               Senior Vice President
                                                                          HighMark Capital Management
                                                                          475 Sansome Street
                                                                          San Francisco, CA  94111

David J. Goerz III*****               Senior Vice President               Chief Investment Officer - Equity
                                                                          HighMark Capital Management
                                                                          475 Sansome Street
                                                                          San Francisco, CA  94111

Laurence Reed******                   Vice President and Chief            Chief Financial Officer
                                      Financial Officer                   HighMark Capital Management
                                                                          475 Sansome Street
                                                                          San Francisco, CA  94111

*Prior employment for the prior two fiscal years: Executive Assistant to the Chairman, Bank of Tokyo-Mitsubishi, Ltd; 2-7-1 Marunouchi, Chiyoda-ku, Tokyo, 100-8388, Japan, from 10/00 to 9/02

**Prior employment for the prior two fiscal years: General Accounting Manager, Union Bank of California, 400 California Street, San Francisco, CA, 94104, from 01/04 to Present Controller - Bank and Business Units, Bay View Capital Corporation, 1840 Gateway Drive, San Mateo, CA 94404, from 09/99 to 05/03

***Prior employment for the prior two fiscal years: Vice President, Chief Compliance Officer, Wells Fargo Funds Management, LLC, 525 Market Street, San Francisco, CA 94105, from 12/02 to 7/04 Vice President, Head of Fund Administration, Charles Schwab & Co., Inc., 120 Kearny Street, San Francisco, CA 94104, from 11/00 to 2/02



                                      C-21

                                      POSITION WITH
NAME                                  THE ADVISER                         PRINCIPAL OCCUPATION
----                                  -----------                         --------------------

****Prior employment for the prior two fiscal years: President, NVMLI, 385 Via Sonador, Henderson, NV 89012, from 01/01 to 12/02

*****Prior employment for the prior two fiscal years: Chief Investment Officer, Morningstar Associates, 1355 Sansome Street, San Francisco, CA 94111, from 5/03 to 8/03 Chief Investment Officer, mPower Advisors LLC, 1355 Sansome Street, San Francisco, CA 94111, from 01/02 to 05/03

******Prior employment for the prior two fiscal years: Sabbatical, from 11/02 to 09/03 Chief Financial Officer, KMV LLC, 1620 Montgomery Street, San Francisco, CA 94111, from 11/99 to 10/02

                  Waddell & Reed Investment Management Company ("WRIMCO") is a sub-advisor of the HighMark Growth Fund. WRIMCO is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as a Kansas corporation. WRIMCO is a wholly owned subsidiary of Waddell & Reed, Inc. a Delaware corporation, which, in turn, is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc. a Missouri corporation. Waddell & Reed Financial Services, Inc. is a wholly owned subsidiary of Waddell & Reed Financial, Inc. (Waddell & Reed"), a Delaware corporation and publicly held company. WRIMCO's principal address is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202.

                  To the knowledge of Registrant, none of the directors or officers of WRIMCO, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                  Listed below are the directors and certain principal executive officers of WRIMCO, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

NAME                                    POSITION WITH WRIMCO                    PRINCIPAL OCCUPATION
----                                    --------------------                    --------------------
Keith A. Tucker                         Chairman of the Board and Director      Same

Henry J. Herrmann                       Chief Executive Officer, Chief          Same
                                        Investment Officer, President and
                                        Director

John E. Sundeen                         Senior Vice President, Treasurer,       Same
                                        Principal Financial Officer and
                                        Director




                                      C-22


Daniel C. Schulte                       Senior Vice President,                  Same
                                        General Counsel and Secretary


                  LSV Asset Management ("LSV") is a sub-adviser of the HighMark Small Cap Value Fund. LSV is a registered investment adviser organized as a Delaware partnership. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606.

                  To the knowledge of Registrant, none of the directors or officers of LSV, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                  Listed below are the directors and certain principal executive officers of LSV, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

NAME                            POSITION WITH LSV                      PRINCIPAL OCCUPATION
----                            -----------------                      --------------------
Josef Lakonishok                Partner, Chief Executive Officer and   Same; other employment includes
                                Portfolio Manager                      Prof. of Finance, University of
                                                                       Illinois, 1206 South Sixth,
                                                                       Champaign, Illinois 61820

Robert Vishny                   Partner and Portfolio Manager          Same; other employment includes
                                                                       Prof. of Finance, University of
                                                                       Chicago, 5801 South Ellis, Chicago,
                                                                       Illinois 60637

Menno Vermuelen                 Partner, Portfolio Manager and         Same
                                Senior Quantitative Analyst

Tremaine Atkinson               Partner and Chief Operating Officer    Same

Christopher LaCroix             Partner and Managing Director of New   Same
169 East Avenue                 Business Development
Norwalk, CT  06851

SEI Funds, Inc.                 General Partner                        N/A
1 Freedom Valley Road
Oaks, PA  19456

                  Aronson+Johnson+Ortiz, LP ("AJO") is a sub-adviser of the HighMark Large Cap Value Fund. AJO is a registered investment adviser organized as a Delaware limited partnership. The principal address of AJO is 230 South Broad Street, Twentieth Floor Philadelphia, PA 19102.

                  To the knowledge of Registrant, none of the directors or officers of AJO, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                  Listed below are the directors and certain principal executive officers of AJO, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

NAME                        POSITION WITH AJO                      PRINCIPAL OCCUPATION
----                        -----------------                      --------------------
Theodore R. Aronson         Managing Principal, Portfolio          Same
                            Manager
Stefani Cranston            Principal, Accounting                  Same

Paul Dodge                  Principal, Operations                  Same

Kevin M. Johnson            Principal, Portfolio Manager           Same

Gina Marie N. Moore         Principal, Research Analyst            Same

Martha E. Ortiz             Principal, Portfolio Manager           Same

Gregory J. Rogers           Principal, Head Trader                 Same

Joseph F. Dietrick*         Associate, Compliance Officer          Same (since 6/03)

*Prior employment for the prior two fiscal years:
Senior Counsel and Assistant Secretary, The Vanguard Group, 100 Vanguard Blvd., Malvern, PA 19355, prior to 6/03.

                  Chartwell Investment Partners ("Chartwell") is a sub-adviser of the HighMark Small Cap Growth Fund. Founded in 1997, Chartwell is a registered investment adviser organized as a Pennsylvania partnership. Chartwell is an employee-owned firm focused on institutional and sub-advisory investment management. The principal business address of Chartwell is 1235 Westlakes Drive, Suite 400 Berwyn, PA 19312.

                  To the knowledge of Registrant, none of the directors or officers of Chartwell, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                  Listed below are the directors and certain principal executive officers of Chartwell, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

NAME                           POSITION WITH CHARTWELL                PRINCIPAL OCCUPATION
----                           -----------------------                --------------------
John E. Andress, Jr.           Partner, Marketing & Client Services   Same

Edward N. Antoian              Managing Partner, Senior Portfolio     Same
                               Mgr

Richard M. Behler, Ph.D.       Managing Partner, Senior Portfolio     Same
                               Mgr

George H. Burwell              Partner, Senior Portfolio Mgr          Same

David C. Dalrymple             Managing Partner, Senior Portfolio     Same
                               Mgr

G. Gregory Hagar               Partner, Chief Financial Officer       Same

Winthrop S. Jessup             Managing Partner, Chairman             Same

Michael D. Jones               Partner, Senior Portfolio Mgr          Same

Michael J. McCloskey           Managing Partner, President            Same

Kevin A. Melich                Managing Partner, Senior Portfolio     Same
                               Mgr

Michael J. Nalevanko           Partner, Director of Equity Trading    Same

Harold A. Ofstie               Managing Partner, Senior Portfolio     Same
                               Mgr

Maria E. Pollack               Partner, Director of Client            Same
                               Administration

Timothy J. Riddle              Managing Partner, Chief Executive      Same
                               Officer

Edward A. Rittenhouse III      Partner, Marketing & Client Services   Same

Bernard P. Schaffer            Managing Partner, Senior Portfolio     Same
                               Mgr

Christine F. Williams          Partner, Director of Fixed Income      Same

Babak Zenouzi                  Partner, Senior Portfolio Mgr.         Same

ITEM 26. PRINCIPAL UNDERWRITER

         (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

                  Registrant's distributor, SEI Investments Distribution Co. acts as distributor for:

                           SEI Daily Income Trust
                           SEI Liquid Asset Trust
                           SEI Tax Exempt Trust
                           SEI Index Funds
                           SEI Institutional Managed Trust
                           SEI Institutional International Trust The Advisors' Inner Circle Fund The Arbor Fund Bishop Street Funds SEI Asset Allocation Trust SEI Institutional Investments Trust HighMark Funds Expedition Funds Oak Associates Funds The Nevis Fund, Inc. CNI Charter Funds Amerindo Funds Inc. iShares Inc.
                           iShares Trust
                           JohnsonFamily Funds, Inc.
                           The MDL Funds
                           Causeway Capital Management Trust
                           The Japan Fund, Inc.
                           TT International U.S.A. Master Trust
                           TT International U.S.A. Feeder Trust

                  The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 19 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           POSITION AND OFFICE                                    POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                                       WITH REGISTRANT
----                       ----------------                                       ---------------
William M. Doran           Director                                                 --
Carl A. Guarino            Director                                                 --
Edward D. Loughlin         Director                                                 --
Wayne M. Withrow           Director                                                 --
Kevin Barr                 President & Chief Operating Officer                      --
Maxine Chou                Chief Financial Officer & Treasurer                      --
Marc Greco                 Chief Operations Officer                                 --
John Munch                 General Counsel & Secretary                              --
Lori L. White              Vice President & Assistant Secretary                     --
Karen LaTourette           Compliance Officer, Anti-Money Laundering Officer
                            & Assistant Secretary                                   --
Michael Farrell            Vice President                                           --


                                      C-27

Mark J. Held               Senior Vice President                                    --
Maria Rinehart             Vice President                                           --
Robert Silvestri           Senior Financial Officer                                 --
John Coary                 Vice President                                           --
Joanne Nelson              Vice President                                           --


           (c) Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Registrant during the last fiscal year by each principal underwriter who is not an affiliated person of the Registrant or any affiliated person of an affiliated person:

                                      NET UNDERWRITING        COMPENSATION ON
                                       DISCOUNTS AND           REDEMPTION AND          BROKERAGE          OTHER
  NAME OF PRINCIPAL UNDERWRITER         COMMISSIONS             REPURCHASES           COMMISSIONS      COMPENSATION
  -----------------------------         -----------             -----------           -----------      ------------
  SEI Investments Distribution Co.         $1,023                 $299,000              $18,000             $0


ITEM 27. LOCATION OF ACCOUNTS AND RECORDS


                  (1) HighMark Capital Management, Inc., 475 Sansome Street, San Francisco, CA 94111 (records relating to its function as investment adviser and sub-administrator).

                  (2) Union Bank of California, N.A., 400 California Street, San Francisco, CA 94104 (records relating to its functions as custodian and sub-transfer agent).

                  (3) SEI Investments Global Funds Services (formerly "SEI Investments Mutual Funds Services"), Oaks, Pennsylvania 19456 (records relating to its function as administrator).

                  (4) SEI Investments Distribution Co. (formerly SEI Financial Services Company), Oaks, Pennsylvania 19456 (records relating to its function as distributor).

                  (5) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its function as transfer agent).

                  (6) Ropes & Gray LLP, One Embarcadero Center, Suite 2200, San Francisco, California 94111 and One Metro Center, 700 12th Street, N.W., Suite 900, Washington, DC 20005-3948 (the Registrant's Declaration of Trust, Code of Regulations and Minute Books).

ITEM 28. MANAGEMENT SERVICES

                  None.

ITEM 29. UNDERTAKINGS

                  Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, HighMark Funds, has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks and the Commonwealth of Pennsylvania, on the 14th day of January, 2005.

                                                HighMark Funds

                                                By:   /s/ James Volk
                                                      -----------------------
                                                      James Volk
                                                      President and
                                                      Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement of HighMark Funds has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                        CAPACITY                   DATE
---------                        --------                   ----
/s/ James Volk                   President and              January 14, 2005
--------------------------       Chief Executive Officer
James Volk

/s/ Peter Golden                 Controller and Chief       January 14, 2005
--------------------------       Financial Officer
Peter Golden

*/s/ David Benkert               Trustee                    January 14, 2005
 -------------------------
David Benkert

*/s/ Thomas L. Braje             Trustee                    January 14, 2005
 -------------------------
Thomas L. Braje

*/s/ David A. Goldfarb           Trustee                    January 14, 2005
 -------------------------
David A. Goldfarb

*/s/ Joseph C. Jaeger            Trustee                    January 14, 2005
 -------------------------
Joseph C. Jaeger

*/s/ Michael L. Noel             Trustee                    January 14, 2005
 -------------------------
Michael L. Noel

*/s/ Robert M. Whitler           Trustee                    January 14, 2005
 -------------------------
Robert M. Whitler


*By:   /s/ Timothy D. Barto
       -------------------------------
       Timothy D. Barto
       Attorney-In-Fact, pursuant to powers
         of attorney filed herewith.

                                POWER OF ATTORNEY
                                -----------------


The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Timothy D. Barto and Philip T. Masterson his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statements or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee and/or officer of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents shall do or cause to be done by virtue thereof.



SIGNATURE                                   TITLE             DATE
---------                                   -----             ----

/s/ Robert M. Whitler                       Trustee           October 1, 2004
-----------------------
Robert M. Whitler

                                POWER OF ATTORNEY
                                -----------------



The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Timothy D. Barto and Philip T. Masterson his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statements or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee and/or officer of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents shall do or cause to be done by virtue thereof.



SIGNATURE                                   TITLE             DATE
---------                                   -----             ----

/s/ David A. Goldfarb                       Trustee           October 1, 2004
------------------------
David A. Goldfarb

                                POWER OF ATTORNEY
                                -----------------



The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Timothy D. Barto and Philip T. Masterson his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statements or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee and/or officer of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents shall do or cause to be done by virtue thereof.



SIGNATURE                                   TITLE             DATE
---------                                   -----             ----

/s/ Michael L. Noel                         Trustee           October 1, 2004
----------------------
Michael L. Noel

                                POWER OF ATTORNEY
                                -----------------



The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Timothy D. Barto and Philip T. Masterson his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statements or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee and/or officer of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents shall do or cause to be done by virtue thereof.



SIGNATURE                                   TITLE             DATE
---------                                   -----             ----

/s/ David Benkert                           Trustee           October 1, 2004
---------------------
David Benkert

                                POWER OF ATTORNEY
                                -----------------



The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Timothy D. Barto and Philip T. Masterson his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statements or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee and/or officer of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents shall do or cause to be done by virtue thereof.



SIGNATURE                                   TITLE             DATE
---------                                   -----             ----

/s/ Thomas L. Braje                         Trustee           October 1, 2004
-----------------------
Thomas L. Braje

                                POWER OF ATTORNEY
                                -----------------



The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Timothy D. Barto and Philip T. Masterson his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statements or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee and/or officer of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents shall do or cause to be done by virtue thereof.



SIGNATURE                                   TITLE             DATE
---------                                   -----             ----

/s/ Joseph C. Jaeger                        Trustee           October 1, 2004
-----------------------
Joseph C. Jaeger

                                  EXHIBIT INDEX


EXHIBIT NO.                          DESCRIPTION
-----------                          -----------
(d)(2) Amended and Restated Schedule A to the Investment Advisory Agreement, dated as of December 15, 2004.

(h)(2) Amended and Restated Schedule to the Administration Agreement between Registrant and SEI Investments Global Funds Services, dated as of September 29, 2004.

(i)(2)              Opinion and Consent of Ropes & Gray LLP.

(j)                 Consent of Deloitte & Touche LLP.